Schedule of Investments
Invesco 1-30 Laddered Treasury ETF (PLW)
May 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-98.94%
U.S. Treasury Bonds-85.00%
7.13%, 02/15/2023	$16,694,300	$17,309,202
7.63%, 02/15/2025	15,027,500	16,974,031
6.00%, 02/15/2026	15,189,600	16,904,363
6.63%, 02/15/2027(a)	14,408,800	16,793,569
5.25%, 02/15/2029	14,524,200	16,631,911
5.38%, 02/15/2031	30,237,700	36,119,287
4.50%, 02/15/2036	37,783,600	45,298,994
4.75%, 02/15/2037	13,107,700	16,037,220
4.38%, 02/15/2038	13,504,700	15,914,445
3.50%, 02/15/2039	14,886,200	15,776,755
4.63%, 02/15/2040	13,003,200	15,718,126
4.75%, 02/15/2041	12,750,400	15,575,161
3.13%, 02/15/2042	15,563,700	15,226,892
3.13%, 02/15/2043	15,596,000	15,157,972
3.63%, 02/15/2044	14,448,200	15,148,035
2.50%, 02/15/2045	17,185,900	14,898,698
2.50%, 02/15/2046	17,136,200	14,857,621
3.00%, 02/15/2047	15,599,500	14,870,711
3.00%, 02/15/2048	15,502,000	14,901,903
3.00%, 02/15/2049	15,387,600	14,947,911
2.00%, 02/15/2050	18,675,700	14,742,860
1.88%, 02/15/2051	19,225,300	14,693,086
2.25%, 02/15/2052	18,601,800	15,613,886
		410,112,639
U.S. Treasury Notes-13.94%
2.75%, 02/15/2024	17,249,900	17,344,909
2.75%, 02/15/2028	16,890,600	16,793,611
1.50%, 02/15/2030	18,266,100	16,598,605
1.88%, 02/15/2032	17,999,200	16,522,703
		67,259,828
Total U.S. Treasury Securities (Cost $532,866,558)		477,372,467
	Shares	Value
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(b)(c) (Cost $72,484)	72,484	$72,484
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.95% (Cost $532,939,042)		477,444,951
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.89%
Invesco Private Government Fund, 0.74%(b)(c)(d)	1,283,364	1,283,364
Invesco Private Prime Fund, 0.87%(b)(c)(d)	2,994,217	2,994,516
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,277,880)		4,277,880
TOTAL INVESTMENTS IN SECURITIES-99.84% (Cost $537,216,922)		481,722,831
OTHER ASSETS LESS LIABILITIES-0.16%		751,631
NET ASSETS-100.00%		$482,474,462
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at May 31, 2022.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$66,933	$4,998,460	$(4,992,909)	$-	$-	$72,484	$254
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	221,620,841	(220,337,477)	-	-	1,283,364	11,030*
Invesco Private Prime Fund	-	401,416,730	(398,405,684)	-	(16,530)	2,994,516	30,274*
Total	$66,933	$628,036,031	$(623,736,070)	$-	$(16,530)	$4,350,364	$41,558

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco 1-30 Laddered Treasury ETF (PLW)—(continued)
May 31, 2022
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco California AMT-Free Municipal Bond ETF (PWZ)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-96.52%
California-96.52%
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGM)(a)	3.00%	10/01/2034	$2,000	$1,959,836
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGM)(a)	5.00%	10/01/2035	1,500	1,605,980
Anaheim (City of), CA Public Financing Authority, Series 2014 A, Ref. RB(b)(c)	5.00%	05/01/2024	540	572,244
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 S-7, Ref. RB	4.00%	04/01/2042	3,000	3,076,955
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2038	150	154,831
California (State of), Series 2013, GO Bonds	5.00%	04/01/2043	2,000	2,048,998
California (State of), Series 2013, GO Bonds	5.00%	11/01/2043	1,965	2,047,150
California (State of), Series 2014, GO Bonds	5.00%	10/01/2044	1,000	1,055,632
California (State of), Series 2014, Ref. GO Bonds	4.00%	11/01/2044	520	528,283
California (State of), Series 2015, GO Bonds	4.00%	03/01/2045	195	198,370
California (State of), Series 2015, GO Bonds	5.00%	03/01/2045	1,000	1,059,035
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2035	1,500	1,616,666
California (State of), Series 2016, GO Bonds	5.00%	09/01/2046	2,000	2,162,392
California (State of), Series 2017, GO Bonds	5.00%	11/01/2047	3,475	3,802,707
California (State of), Series 2018, GO Bonds	5.00%	10/01/2047	1,720	1,845,202
California (State of), Series 2019, Ref. GO Bonds	4.00%	10/01/2037	4,000	4,253,798
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	660	686,254
California (State of), Series 2020, GO Bonds	3.00%	03/01/2050	2,860	2,546,344
California (State of), Series 2021, GO Bonds	4.00%	10/01/2039	4,990	5,343,140
California (State of), Series 2021, GO Bonds	2.38%	12/01/2043	2,000	1,549,965
California (State of), Series 2021, GO Bonds	3.00%	12/01/2043	400	370,028
California (State of), Series 2021, GO Bonds	5.00%	12/01/2043	1,200	1,382,630
California (State of), Series 2021, GO Bonds	3.00%	12/01/2046	750	679,096
California (State of), Series 2021, GO Bonds	5.00%	12/01/2046	500	572,066
California (State of), Series 2021, GO Bonds	2.50%	12/01/2049	750	556,738
California (State of), Series 2021, GO Bonds	3.00%	12/01/2049	625	558,264
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2041	500	533,668
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	1,720	1,894,592
California (State of) (Green Bonds), Series 2014, GO Bonds	5.00%	10/01/2037	1,500	1,593,264
California (State of) Department of Water Resources, Series 2016 AW, Ref. RB(b)(c)	5.00%	12/01/2026	1,000	1,126,141
California (State of) Educational Facilities Authority (Stanford University), Series 2021, Ref. RB	2.25%	04/01/2051	400	292,017
California (State of) Educational Facilities Authority (University of San Francisco), Series 2018 A, RB	5.00%	10/01/2053	2,000	2,150,497
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2021, Ref. RB	3.00%	08/15/2051	3,000	2,628,547
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2035	500	540,933
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2017 A, Ref. RB	5.00%	08/15/2042	6,500	6,874,616
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	4.00%	11/01/2044	110	111,188
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	5.00%	11/01/2047	6,000	7,261,708
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2016 B, RB	5.00%	08/15/2055	1,000	1,057,830
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2017, RB	5.00%	11/15/2056	145	154,031
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, RB	4.00%	06/01/2050	5,000	4,990,526
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2036	300	303,021
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	3.00%	10/01/2047	2,620	2,155,906
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2047	335	335,194
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	4.00%	11/15/2040	885	896,654
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	22,000	22,042,764
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2015 A, Ref. RB(b)(c)	5.00%	08/15/2025	1,000	1,090,316
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	4.00%	11/15/2041	885	897,931
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	4.00%	11/15/2048	175	175,800
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	4.00%	11/15/2042	170	172,423
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Infrastructure & Economic Development Bank, Series 2016 A, RB(b)(c)	4.00%	10/01/2026	$1,000	$1,078,719
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2015 A, Ref. RB	5.00%	11/01/2041	1,000	1,041,378
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2015, Ref. RB	4.00%	11/01/2045	395	397,123
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2049	1,250	1,358,081
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2020, Ref. RB	3.00%	07/01/2050	2,000	1,676,481
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2020, Ref. RB	4.00%	07/01/2050	1,250	1,264,502
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2047	1,000	1,100,020
California (State of) Municipal Finance Authority (Clinicas Del Camino Real, Inc.), Series 2020, RB	4.00%	03/01/2050	3,085	2,954,372
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	4.00%	02/01/2042	1,000	1,007,644
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref. RB	5.00%	07/01/2042	1,000	1,033,058
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	4.00%	05/15/2046	500	490,108
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	3.00%	05/15/2051	1,000	759,374
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	3.00%	05/15/2054	1,000	742,035
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.00%	11/01/2047	1,000	1,032,127
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2047	500	521,052
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	1,000	1,087,886
California (State of) Municipal Finance Authority (Pomona College), Series 2017, Ref. RB(b)(c)	5.00%	01/01/2028	1,000	1,140,170
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing), Series 2019, RB	5.00%	05/15/2049	2,000	2,065,236
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	5.00%	07/15/2046	500	565,216
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2046	1,000	1,034,847
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2046	1,000	1,153,126
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2034	670	736,637
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group), Series 2015, Ref. RB(b)(c)	5.00%	11/01/2024	1,000	1,068,264
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2021, Ref. RB	3.00%	04/01/2046	1,250	1,045,323
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2021, Ref. RB	4.00%	04/01/2051	3,500	3,353,032
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2046	1,650	1,654,309
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2051	165	165,094
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	5.00%	08/15/2051	1,000	1,049,567
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	5.00%	12/01/2057	1,075	1,142,469
California (State of) Statewide Communities Development Authority (Marin General Hospital) (Green Bonds), Series 2018, RB	4.00%	08/01/2045	1,000	990,294
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC), Series 2016, Ref. RB	5.00%	05/15/2040	1,000	1,047,005
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC), Series 2017 A, RB	5.00%	05/15/2047	1,500	1,573,633
California State University, Series 2012 A, RB(b)(c)	5.00%	11/01/2022	500	507,743
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2038	4,515	4,875,271
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2047	2,000	2,136,594
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2038	535	549,170
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2041	12,410	13,443,330
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2045	1,700	1,830,837
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2037	500	547,806
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2048	3,000	3,318,906
California State University, Series 2019 A, RB	5.00%	11/01/2049	1,000	1,120,163
California State University, Series 2020 C, RB	4.00%	11/01/2045	1,720	1,768,917
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Centinela Valley Union High School District (Election of 2010), Series 2012 B, GO Bonds(d)	5.00%	08/01/2050	$800	$805,001
Chabot-Las Positas Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	5,090	5,162,369
Chaffey Joint Union High School District (Election of 2012), Series 2015 B, GO Bonds	5.00%	08/01/2044	2,000	2,112,481
Chino Valley Unified School District, Series 2020 B, GO Bonds	5.00%	08/01/2055	5,000	5,639,320
Chino Valley Unified School District, Series 2022 C, GO Bonds	4.00%	08/01/2055	6,835	6,956,730
Coachella Valley Unified School District (2005 Election), Series 2016 E, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2045	1,500	1,513,996
Compton Unified School District, Series 2019 B, GO Bonds, (INS - BAM)(a)	4.00%	06/01/2049	115	116,204
Contra Costa Community College District (Election of 2014), Series 2014 A, GO Bonds	4.00%	08/01/2039	100	101,451
Desert Community College District, Series 2021 A-1, GO Bonds	4.00%	08/01/2051	500	505,006
East Bay Municipal Utility District Water System Revenue, Series 2015 A, Ref. RB	5.00%	06/01/2037	1,500	1,614,817
East Bay Municipal Utility District Water System Revenue (Green Bonds), Series 2017 A, RB	5.00%	06/01/2042	1,500	1,651,531
East Bay Municipal Utility District Water System Revenue (Green Bonds), Series 2017 A, RB	5.00%	06/01/2045	2,000	2,193,612
Folsom Cordova Unified School District, Series 2019 D, GO Bonds, (INS - AGM)(a)	4.00%	10/01/2044	250	255,509
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-1, Ref. RB	3.95%	01/15/2053	2,000	1,935,404
Fremont Union High School District, Series 2015, GO Bonds	4.00%	08/01/2044	1,000	1,018,096
Fremont Union High School District, Series 2019 A, GO Bonds	4.00%	08/01/2046	3,110	3,207,884
Glendale Community College District, Series 2020 B, GO Bonds	3.00%	08/01/2047	1,000	860,109
Glendale Community College District, Series 2020 B, GO Bonds	4.00%	08/01/2050	2,400	2,444,651
Hayward Unified School District, Series 2022, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2050	10,000	10,245,578
Inland Valley Development Agency, Series 2014 A, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2044	1,000	1,043,895
Irvine Unified School District (Community Facilities District No. 01-1), Series 2015, Ref. RB, (INS - BAM)(a)	5.00%	09/01/2038	2,600	2,767,698
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	2,000	2,057,161
Kaweah Delta Health Care District Guild, Series 2015 B, RB	4.00%	06/01/2045	240	240,304
Lodi Unified School District (Election of 2016), Series 2020, GO Bonds	3.00%	08/01/2043	5,000	4,511,132
Long Beach (City of), CA, Series 2015, RB	5.00%	05/15/2045	500	515,264
Long Beach (City of), CA, Series 2017 C, Ref. RB	5.00%	05/15/2047	1,500	1,618,873
Long Beach (City of), CA (Alamitos Bay Marina), Series 2015, RB	5.00%	05/15/2040	500	517,441
Long Beach Community College District, Series 2019 C, GO Bonds	4.00%	08/01/2049	1,500	1,518,900
Los Angeles (City of), CA, Series 2013 A, RB	5.00%	06/01/2043	2,860	2,941,774
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.25%	06/01/2047	1,000	1,102,027
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	5.00%	06/01/2047	3,000	3,505,282
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2045	1,500	1,714,394
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2048	1,900	2,163,462
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2044	610	678,171
Los Angeles (City of), CA Department of Water & Power, Series 2012 B, RB(b)(c)	5.00%	07/01/2022	1,000	1,003,141
Los Angeles (City of), CA Department of Water & Power, Series 2012 B, RB	5.00%	07/01/2043	1,000	1,002,128
Los Angeles (City of), CA Department of Water & Power, Series 2014 D, RB	5.00%	07/01/2039	1,000	1,055,424
Los Angeles (City of), CA Department of Water & Power, Series 2015 E, RB	5.00%	07/01/2044	1,000	1,052,708
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	1,000	1,072,290
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	2,500	2,677,204
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, RB	5.00%	07/01/2042	1,500	1,612,259
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2042	1,500	1,636,960
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, RB	5.00%	07/01/2048	2,000	2,207,787
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2048	5,000	5,561,987
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2049	2,235	2,515,416
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2039	2,250	2,600,739
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2037	1,000	1,161,398
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2040	1,000	1,158,046
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2041	1,000	1,157,211
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2045	3,750	4,360,087
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2051	3,250	3,739,864
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2047	4,000	4,686,002
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2052	3,000	3,491,083
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	6,500	7,156,975
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2041	1,000	1,102,434
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2044	2,000	2,235,271
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2044	2,000	2,113,134
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	4.00%	12/01/2040	185	188,811
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	$1,050	$1,125,039
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	5.00%	12/01/2045	2,050	2,321,860
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	3.00%	12/01/2050	585	499,942
Los Angeles (County of), CA Public Works Financing Authority (Multiple Capital Project II), Series 2012, RB(b)(c)	5.00%	08/01/2022	2,330	2,344,876
Los Angeles (County of), CA Public Works Financing Authority (Multiple Capital Project II), Series 2012, RB(b)(c)	5.00%	08/01/2022	1,130	1,137,215
Los Angeles Community College District, Series 2016, Ref. GO Bonds	5.00%	08/01/2036	1,000	1,099,010
Los Angeles Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2037	1,215	1,262,293
Los Angeles Community College District (Election of 2008), Series 2017 J, GO Bonds	4.00%	08/01/2041	250	257,743
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	3.00%	08/01/2039	3,800	3,516,184
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	4.00%	08/01/2039	100	102,903
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2040	1,000	1,044,180
Los Angeles Unified School District, Series 2020 C, GO Bonds	3.00%	07/01/2045	1,000	875,374
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2038	1,000	1,106,218
Madera Unified School District (Election of 2014), Series 2017, GO Bonds	4.00%	08/01/2046	3,000	3,044,547
Marin (County of), CA Healthcare District (Election of 2013), Series 2015, GO Bonds	4.00%	08/01/2040	190	192,983
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	5.00%	08/01/2041	15,180	16,582,861
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	150	152,486
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2037	1,000	1,137,939
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2045	2,000	2,274,814
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2046	1,000	1,151,528
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2051	1,000	1,146,264
Moreno Valley Unified School District, Series 2021 C, GO Bonds, (INS - BAM)(a)	3.00%	08/01/2050	3,000	2,597,701
Morgan Hill Unified School District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2047	3,000	3,069,592
Mountain View Shoreline Regional Park Community, Series 2018 A, RB, (INS - AGM)(a)	5.00%	08/01/2048	5,000	5,489,148
Ontario (City of), CA Public Financing Authority (Civic Center Improvements), Series 2022, RB, (INS - AGM)(a)	5.00%	11/01/2052	2,500	2,780,882
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2041	3,000	3,373,128
Orange (County of), CA Water District, Series 2017 A, Ref. RB	4.00%	08/15/2041	2,000	2,056,823
Orange (County of), CA Water District, Series 2021 A, COP	4.00%	02/15/2025	1,500	1,574,667
Oxnard Union High School District, Series 2020 B, GO Bonds	5.00%	08/01/2045	2,180	2,416,522
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2041	1,000	1,074,737
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2047	2,605	2,778,346
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2042	5,000	5,799,532
Rio Elementary School District, Series 2020 C, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2047	1,340	1,472,002
Riverside (County of), CA Transportation Commission, Series 2021 B1, Ref. RB	4.00%	06/01/2037	600	611,925
Riverside (County of), CA Transportation Commission, Series 2021 B1, Ref. RB	4.00%	06/01/2038	700	712,034
Riverside (County of), CA Transportation Commission, Series 2021 B1, Ref. RB	4.00%	06/01/2039	675	685,300
Riverside (County of), CA Transportation Commission, Series 2021 B1, Ref. RB	4.00%	06/01/2040	750	759,595
Riverside (County of), CA Transportation Commission, Series 2021 B1, Ref. RB	4.00%	06/01/2046	625	624,908
Riverside (County of), CA Transportation Commission, Series 2021 B1, Ref. RB	3.00%	06/01/2049	2,000	1,574,008
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2043	4,500	4,954,041
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2048	3,700	4,053,250
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2050	8,100	9,205,962
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2014 A, Ref. RB	5.00%	12/01/2044	1,525	1,598,894
Sacramento City Unified School District (Measure Q), Series 2021 G, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2049	1,000	1,014,709
San Diego (City of), CA Association of Governments, Series 2017 A, RB	5.00%	07/01/2042	1,000	1,089,216
San Diego (City of), CA Public Facilities Financing Authority, Series 2020 A, RB	4.00%	08/01/2045	300	308,309
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2015 A, RB	5.00%	10/15/2044	1,000	1,065,533
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	5.00%	10/15/2046	1,535	1,744,768
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	4.00%	10/15/2050	500	507,405
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2044	1,500	1,632,435
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2049	3,000	3,247,061
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2046	500	516,116
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2046	750	828,812
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2048	4,000	4,328,616
San Diego (County of), CA Water Authority, Series 2022 A, RB	5.00%	05/01/2047	2,500	2,929,675
San Diego Unified School District (Election of 2012), Series 2013 C, GO Bonds(b)(c)	5.00%	07/01/2023	1,000	1,036,975
San Diego Unified School District (Election of 2012), Series 2016 F, GO Bonds	5.00%	07/01/2040	1,000	1,070,119
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	5.00%	07/01/2041	$13,535	$14,840,824
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	5.00%	07/01/2047	3,000	3,266,818
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2013 B, RB	5.00%	05/01/2043	6,000	6,123,005
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2014 B, RB	5.00%	05/01/2044	2,000	2,072,034
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016, RB	5.00%	05/01/2046	6,970	7,432,991
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2017 B, RB	5.00%	05/01/2047	2,000	2,162,989
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, RB	5.00%	05/01/2049	3,000	3,299,607
San Francisco (City of), CA Public Utilities Commission (Hetch Hetchy Water), Series 2020 D, RB	3.00%	11/01/2050	2,000	1,699,016
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2019 F1, GO Bonds	3.00%	08/01/2038	3,500	3,312,599
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2022 D-1, GO Bonds	3.00%	08/01/2042	1,000	929,656
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2022 D-1, GO Bonds	4.00%	08/01/2047	1,500	1,562,968
San Francisco Community College District (Election of 2020), Series 2020 A, GO Bonds	4.00%	06/15/2045	3,000	3,033,965
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	4.00%	08/01/2044	5,000	5,148,389
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	5.00%	08/01/2049	6,500	7,257,472
San Mateo (City of), CA Joint Powers Financing Authority (Cordilleras Mental Health Center), Series 2021 A, RB	4.00%	06/15/2041	1,950	2,041,710
San Mateo Foster City School District, Series 2021 A, GO Bonds	2.50%	08/01/2046	1,000	778,657
San Mateo Foster City School District, Series 2021 A, GO Bonds	2.50%	08/01/2051	1,000	750,301
San Mateo Union High School District, Series 2021 B, GO Bonds	2.00%	09/01/2045	1,000	695,786
San Mateo Union High School District, Series 2021 B, GO Bonds	2.13%	09/01/2048	1,000	694,001
San Rafael City High School District (Election of 2015), Series 2018 B, GO Bonds	4.00%	08/01/2047	5,000	5,083,404
Santa Ana Unified School District, Series 2021 B, GO Bonds, (INS - AGM)(a)	2.13%	08/01/2050	1,000	681,461
Santa Clara (County of), CA Financing Authority, Series 2019 A, RB	3.00%	05/01/2041	2,000	1,825,326
Santa Clara Unified School District (Election of 2018), Series 2019, GO Bonds	4.00%	07/01/2048	100	101,292
Santa Clara Valley Water District, Series 2016 A, Ref. RB	5.00%	06/01/2046	4,090	4,383,706
Sequoia Union High School District, Series 2014, GO Bonds	4.00%	07/01/2043	10,000	10,109,080
Simi Valley Unified School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2046	1,000	1,014,849
Sonoma Valley Unified School District, Series 2020, GO Bonds	4.00%	08/01/2047	1,300	1,321,685
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2049	2,200	2,416,586
Tulare (County of), CA Local Health Care District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	4.00%	08/01/2039	2,000	2,054,911
University of California, Series 2013 AI, RB	5.00%	05/15/2038	3,515	3,615,931
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	1,115	1,201,804
University of California, Series 2017 AV, RB	5.25%	05/15/2042	4,000	4,430,993
University of California, Series 2017 M, RB	5.00%	05/15/2042	1,725	1,887,770
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2043	1,915	2,128,854
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2048	3,500	3,859,745
University of California, Series 2019 BB, Ref. RB	5.00%	05/15/2049	705	787,806
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2047	4,750	4,915,504
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2050	2,000	2,058,873
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2046	6,000	6,237,796
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2051	1,000	1,031,616
University of California (Limited), Series 2017 M, RB	4.00%	05/15/2047	125	127,623
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2058	1,500	1,644,690
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2037	1,500	1,593,016
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2046	5,000	5,745,770
Vista Unified School District, Series 2022 B, GO Bonds, (INS - BAM)(a)	5.25%	08/01/2048	1,500	1,710,990
TOTAL INVESTMENTS IN SECURITIES(e)-96.52% (Cost $590,471,913)				562,755,850
OTHER ASSETS LESS LIABILITIES-3.48%				20,298,685
NET ASSETS-100.00%				$583,054,535

See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
May 31, 2022
(Unaudited)
Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Security subject to crossover refunding.
(e)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco CEF Income Composite ETF (PCEF)
May 31, 2022
(Unaudited)
	Shares	Value
Closed-End Funds-99.99%
Bonds-38.22%
Aberdeen Asia-Pacific Income Fund, Inc.(a)	3,846,380	$11,731,459
BlackRock Core Bond Trust(a)	523,686	6,189,969
BlackRock Credit Allocation Income Trust(a)	1,147,041	13,236,853
BlackRock Income Trust, Inc.(a)	738,604	3,456,667
BlackRock Limited Duration Income Trust(a)	429,361	5,912,301
BlackRock Multi-Sector Income Trust	368,096	5,499,354
BlackRock Taxable Municipal Bond Trust(a)	566,176	11,351,829
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.(a)	280,956	5,891,647
Cohen & Steers Select Preferred and Income Fund, Inc.(a)	145,005	3,159,659
DoubleLine Income Solutions Fund(a)	1,357,518	18,000,689
DoubleLine Opportunistic Credit Fund(a)	145,173	2,287,927
Eaton Vance Ltd. Duration Income Fund(a)	1,364,040	14,472,464
Eaton Vance Short Duration Diversified Income Fund(a)	127,767	1,354,330
First Trust Intermediate Duration Preferred & Income Fund(a)	721,234	14,251,584
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.(a)	153,338	3,606,510
Flaherty & Crumrine Preferred & Income Securities Fund, Inc.(a)	372,792	6,795,998
Flaherty & Crumrine Preferred and Income Fund, Inc.	86,387	1,090,204
Flaherty & Crumrine Total Return Fund, Inc.(a)	96,762	1,852,992
Franklin Ltd. Duration Income Trust	486,296	3,365,168
Franklin Universal Trust(a)	297,374	2,325,465
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust(a)	211,223	4,108,287
Invesco Bond Fund(a)(b)	135,850	2,188,544
Invesco Senior Income Trust(a)(b)	1,841,255	7,291,370
John Hancock Preferred Income Fund(a)	244,091	4,596,234
John Hancock Preferred Income Fund II(a)	177,589	3,407,933
John Hancock Preferred Income Fund III(a)	253,365	4,382,454
John Hancock Premium Dividend Fund(a)	329,267	5,176,077
MFS Charter Income Trust(a)	438,330	2,914,895
MFS Government Markets Income Trust	386,783	1,469,775
MFS Intermediate Income Trust	1,390,317	4,198,757
MFS Multimarket Income Trust	595,235	2,880,937
Nuveen Credit Strategies Income Fund(a)	1,843,068	10,063,151
Nuveen Floating Rate Income Fund	547,042	4,781,147
Nuveen Global High Income Fund	320,335	4,045,831
Nuveen Preferred & Income Opportunities Fund(a)	1,263,808	10,375,864
Nuveen Preferred & Income Securities Fund(a)	2,471,815	19,255,439
Nuveen Taxable Municipal Income Fund(a)	271,777	5,090,383
PIMCO Dynamic Income Opportunities Fund(a)	1,087,881	17,145,005
PIMCO Income Strategy Fund(a)	237,383	2,219,531
PIMCO Income Strategy Fund II(a)	544,924	4,408,435
Pioneer Floating Rate Fund, Inc.(a)	121,822	1,139,036
Putnam Master Intermediate Income Trust(a)	633,683	2,167,196
Putnam Premier Income Trust	1,260,674	4,840,988
RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.(a)	162,307	1,809,723
TCW Strategic Income Fund, Inc.(a)	571,134	2,809,979
Templeton Global Income Fund(a)	1,360,242	6,270,716
Virtus Global Multi-Sector Income Fund(a)	151,839	1,340,738
	Shares	Value
Bonds-(continued)
Western Asset Global Corporate Defined Opportunity Fund, Inc.(a)	143,748	$2,120,283
Western Asset Inflation-Linked Opportunities & Income Fund	816,464	9,152,562
Western Asset Inflation-Linked Securities & Income Fund(a)	311,804	3,373,719
Western Asset Investment Grade Defined Opportunity Trust, Inc.(a)	104,820	1,846,928
		292,704,986
Bonds/High Yield-21.37%
AllianceBernstein Global High Income Fund, Inc.(a)	1,159,367	11,976,261
Allspring Income Opportunities Fund(a)	716,493	5,237,564
Allspring Multi-Sector Income Fund(a)	282,991	2,801,611
Barings Global Short Duration High Yield Fund	272,700	3,872,340
BlackRock Corporate High Yield Fund, Inc.(a)	1,175,283	12,152,426
BlackRock Debt Strategies Fund, Inc.	571,803	5,495,027
BlackRock Floating Rate Income Strategies Fund, Inc.	336,090	3,938,975
BlackRock Floating Rate Income Trust	220,354	2,527,460
BNY Mellon High Yield Strategies Fund(a)	979,359	2,487,572
Credit Suisse Asset Management Income Fund, Inc.(a)	509,418	1,446,747
Credit Suisse High Yield Bond Fund	1,267,235	2,585,160
Delaware Ivy High Income Opportunities Fund	226,584	2,558,133
Eaton Vance Floating-Rate Income Trust(a)	285,912	3,510,999
Eaton Vance Senior Floating-Rate Trust(a)	245,169	2,971,448
First Trust High Income Long/Short Fund(a)	452,739	5,786,005
First Trust Senior Floating Rate Income Fund II(a)	231,488	2,523,219
Highland Income Fund	1,229,108	14,454,310
Insight Select Income Fund	130,146	2,170,835
Morgan Stanley Emerging Markets Debt Fund, Inc.	309,274	2,226,773
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	1,034,643	4,831,783
Neuberger Berman High Yield Strategies Fund, Inc.(a)	135,052	1,234,375
New America High Income Fund, Inc. (The)	321,401	2,461,932
Nuveen NASDAQ 100 Dynamic Overwrite Fund(a)	412,680	10,003,363
PGIM Global High Yield Fund, Inc.	551,365	6,919,631
PGIM High Yield Bond Fund, Inc.(a)	444,345	6,065,309
PGIM Short Duration High Yield Opportunities Fund(a)	334,139	5,302,786
PIMCO High Income Fund(a)	918,826	5,320,003
Pioneer Diversified High Income Fund, Inc.(a)	102,561	1,225,604
Pioneer High Income Fund, Inc.(a)	361,347	2,692,035
Templeton Emerging Markets Income Fund	657,448	3,918,390
Western Asset Emerging Markets Debt Fund, Inc.	921,815	8,960,042
Western Asset Global High Income Fund, Inc.	299,691	2,268,661
Western Asset High Income Fund II, Inc.	548,507	2,923,542
Western Asset High Income Opportunity Fund, Inc.(a)	1,276,896	5,439,577
Western Asset High Yield Defined Opportunity Fund, Inc.(a)	265,799	3,418,175
		163,708,073
See accompanying notes which are an integral part of this schedule.

Invesco CEF Income Composite ETF (PCEF)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Domestic Equity-1.14%
John Hancock Tax-Advantaged Dividend Income Fund(a)	340,760	$8,754,124
Equities-2.29%
Virtus Dividend, Interest & Premium Strategy Fund	1,370,318	17,498,961
Fixed Income-8.91%
Ares Dynamic Credit Allocation Fund, Inc.(a)	311,446	4,179,605
Blackstone Long-Short Credit Income Fund	159,670	1,962,344
John Hancock Income Securities Trust(a)	137,670	1,694,718
Nuveen Core Plus Impact Fund(a)	430,137	5,505,754
PIMCO Corporate & Income Opportunity Fund(a)	742,029	10,796,522
PIMCO Corporate & Income Strategy Fund(a)	267,464	3,859,505
PIMCO Dynamic Income Fund	1,527,808	34,452,070
PIMCO Strategic Income Fund, Inc.	292,851	1,555,039
Saba Capital Income & Opportunities Fund(a)	518,574	4,273,050
		68,278,607
Option Income-28.06%
BlackRock Energy and Resources Trust(a)	436,817	5,665,516
BlackRock Enhanced Capital and Income Fund, Inc.	411,143	7,902,168
BlackRock Enhanced Equity Dividend Trust(a)	2,196,603	21,197,219
BlackRock Enhanced Global Dividend Trust(a)	957,111	10,212,374
BlackRock Enhanced International Dividend Trust	1,420,377	7,684,240
BlackRock Health Sciences Trust(a)	108,856	4,765,716
BlackRock Resources & Commodities Strategy Trust	1,174,196	12,693,059
BlackRock Science & Technology Trust(a)	366,008	13,699,679
Brookfield Real Assets Income Fund, Inc.(a)	332,485	6,616,452
Columbia Seligman Premium Technology Growth Fund, Inc.(a)	114,743	3,373,444
Eaton Vance Enhanced Equity Income Fund(a)	268,322	4,338,767
Eaton Vance Enhanced Equity Income Fund II	411,325	7,391,510
Eaton Vance Risk-Managed Diversified Equity Income Fund	453,796	4,134,082
Eaton Vance Tax-Managed Buy-Write Income Fund(a)	186,165	2,909,759
Eaton Vance Tax-Managed Buy-Write Opportunities Fund(a)	713,280	10,221,302
Eaton Vance Tax-Managed Diversified Equity Income Fund(a)	1,200,528	14,982,589
	Shares	Value
Option Income-(continued)
Eaton Vance Tax-Managed Global Buy Write Opportunities Fund	877,786	$7,715,739
Eaton Vance Tax-Managed Global Diversified Equity Income Fund(a)	2,842,491	24,615,972
First Trust Enhanced Equity Income Fund(a)	156,063	2,873,120
GAMCO Natural Resources Gold & Income Trust(a)	286,750	1,522,643
John Hancock Hedged Equity & Income Fund(a)	114,332	1,528,619
Madison Covered Call & Equity Strategy Fund(a)	141,599	1,022,345
Nuveen Dow 30sm Dynamic Overwrite Fund(a)	431,375	6,983,961
Nuveen S&P 500 Buy-Write Income Fund(a)	1,249,566	17,144,046
Nuveen S&P 500 Dynamic Overwrite Fund(a)	159,677	2,644,251
Voya Global Advantage and Premium Opportunity Fund	223,054	2,143,549
Voya Global Equity Dividend and Premium Opportunity Fund(a)	1,085,432	6,317,214
Voya Infrastructure Industrials and Materials Fund(a)	242,465	2,591,951
		214,891,286
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $822,205,930)		765,836,037
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.63%
Invesco Private Government Fund, 0.74%(b)(c)(d)	5,986,755	5,986,755
Invesco Private Prime Fund, 0.87%(b)(c)(d)	14,199,738	14,201,159
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,187,135)		20,187,914
TOTAL INVESTMENTS IN SECURITIES-102.62% (Cost $842,393,065)		786,023,951
OTHER ASSETS LESS LIABILITIES-(2.62)%		(20,083,044)
NET ASSETS-100.00%		$765,940,907

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at May 31, 2022.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Invesco Bond Fund	$2,909,501	$369,360	$(533,155)	$(599,312)	$42,150	$2,188,544	$93,062
Invesco Senior Income Trust	9,293,431	1,733,953	(2,881,900)	(950,477)	96,363	7,291,370	573,177
See accompanying notes which are an integral part of this schedule.

Invesco CEF Income Composite ETF (PCEF)—(continued)
May 31, 2022
(Unaudited)
	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$17,254,250	$(17,254,250)	$-	$-	$-	$413
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,905,376	72,348,102	(71,266,723)	-	-	5,986,755	7,514*
Invesco Private Prime Fund	11,445,876	138,312,170	(135,554,026)	779	(3,640)	14,201,159	23,982*
Total	$28,554,184	$230,017,835	$(227,490,054)	$(1,549,010)	$134,873	$29,667,828	$698,148

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Fundamental High Yield® Corporate Bond ETF (PHB)
May 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.69%
Aerospace & Defense-2.56%
Hexcel Corp., 4.20%, 02/15/2027	$3,800,000	$3,708,975
Howmet Aerospace, Inc.
5.13%, 10/01/2024(b)	3,188,000	3,299,660
3.00%, 01/15/2029	3,662,000	3,323,082
TransDigm, Inc., 5.50%, 11/15/2027	11,551,000	11,073,886
		21,405,603
Air Freight & Logistics-0.63%
GXO Logistics, Inc.
1.65%, 07/15/2026(c)	3,010,000	2,668,899
2.65%, 07/15/2031(c)	3,150,000	2,573,063
		5,241,962
Airlines-3.58%
Delta Air Lines, Inc.
7.38%, 01/15/2026(b)	7,231,000	7,807,817
4.38%, 04/19/2028(b)	8,017,000	7,615,629
United Airlines Holdings, Inc., 4.88%, 01/15/2025(b)	15,086,000	14,550,206
		29,973,652
Auto Components-2.29%
American Axle & Manufacturing, Inc., 5.00%, 10/01/2029(b)	5,908,000	5,261,044
Dana, Inc., 5.63%, 06/15/2028(b)	5,718,000	5,550,291
Goodyear Tire & Rubber Co. (The)
5.00%, 05/31/2026(b)	4,273,000	4,198,223
5.00%, 07/15/2029(b)	4,571,000	4,203,743
		19,213,301
Automobiles-3.28%
Ford Motor Co., 3.25%, 02/12/2032	16,203,000	13,622,380
Ford Motor Credit Co. LLC, 3.38%, 11/13/2025	14,460,000	13,881,600
		27,503,980
Building Products-0.37%
Griffon Corp., 5.75%, 03/01/2028(b)	3,196,000	3,089,781
Chemicals-2.52%
Avient Corp., 5.25%, 03/15/2023	4,106,000	4,147,396
Chemours Co. (The), 5.38%, 05/15/2027(b)	6,063,000	6,038,627
Olin Corp., 5.63%, 08/01/2029(b)	5,862,000	5,936,068
Scotts Miracle-Gro Co. (The), 4.00%, 04/01/2031(b)	5,973,000	4,982,676
		21,104,767
Commercial Services & Supplies-1.50%
CoreCivic, Inc., 8.25%, 04/15/2026(b)	4,663,000	4,814,212
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/2026	4,117,000	4,054,422
Steelcase, Inc., 5.13%, 01/18/2029(b)	3,890,000	3,735,091
		12,603,725
Communications Equipment-0.51%
Hughes Satellite Systems Corp., 6.63%, 08/01/2026(b)	4,358,000	4,302,850
Construction & Engineering-1.87%
AECOM, 5.13%, 03/15/2027(b)	8,598,000	8,608,490
Fluor Corp.
3.50%, 12/15/2024(b)	3,565,000	3,512,594
4.25%, 09/15/2028(b)	3,680,000	3,509,984
		15,631,068
	Principal Amount	Value
Consumer Finance-4.15%
Ally Financial, Inc., 5.75%, 11/20/2025(b)	$12,967,000	$13,365,338
Navient Corp.
6.13%, 03/25/2024	4,221,000	4,219,640
5.50%, 03/15/2029(b)	4,690,000	4,104,336
OneMain Finance Corp.
7.13%, 03/15/2026(b)	3,646,000	3,739,885
6.63%, 01/15/2028(b)	3,669,000	3,680,025
SLM Corp., 4.20%, 10/29/2025(b)	5,730,000	5,658,375
		34,767,599
Containers & Packaging-2.96%
Ball Corp.
5.25%, 07/01/2025(b)	3,810,000	3,891,058
2.88%, 08/15/2030(b)	4,603,000	3,986,297
Berry Global, Inc., 1.57%, 01/15/2026(b)	8,762,000	7,986,512
Crown Americas LLC, 5.25%, 04/01/2030(b)(c)	4,130,000	4,127,419
Silgan Holdings, Inc., 4.13%, 02/01/2028(b)	4,973,000	4,760,528
		24,751,814
Diversified Consumer Services-0.71%
Service Corp. International, 5.13%, 06/01/2029(b)	5,910,000	5,926,027
Diversified Telecommunication Services-1.80%
Lumen Technologies, Inc.
Series G, 6.88%, 01/15/2028(b)	7,787,000	7,451,575
Series Y, 7.50%, 04/01/2024	7,310,000	7,581,932
		15,033,507
Electric Utilities-3.56%
DPL, Inc., 4.13%, 07/01/2025	230,000	224,260
FirstEnergy Corp., Series B, 4.40%, 07/15/2027	12,101,000	12,102,391
NRG Energy, Inc., 6.63%, 01/15/2027	7,059,000	7,260,323
PG&E Corp., 5.25%, 07/01/2030(b)	11,018,000	10,184,709
		29,771,683
Electronic Equipment, Instruments & Components-1.50%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/2026	4,381,000	4,038,647
3.57%, 12/01/2031	4,651,000	4,126,733
Vontier Corp.
1.80%, 04/01/2026	2,520,000	2,251,973
2.95%, 04/01/2031	2,564,000	2,166,413
		12,583,766
Energy Equipment & Services-0.78%
Oceaneering International, Inc., 4.65%, 11/15/2024	3,142,000	3,092,388
Patterson-UTI Energy, Inc., 3.95%, 02/01/2028(b)	3,735,000	3,464,092
		6,556,480
Entertainment-1.20%
Netflix, Inc.
4.38%, 11/15/2026(b)	5,096,000	5,090,496
4.88%, 04/15/2028(b)	4,964,000	4,928,798
		10,019,294
Equity REITs-4.57%
GLP Capital L.P./GLP Financing II, Inc.
5.38%, 04/15/2026	2,767,000	2,778,635
5.30%, 01/15/2029	2,792,000	2,782,185
iStar, Inc., 4.75%, 10/01/2024(b)	2,689,000	2,682,279
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Equity REITs-(continued)
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027	$5,528,000	$5,480,382
RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, 10/15/2027	4,296,000	4,155,478
Sabra Health Care L.P.
5.13%, 08/15/2026	2,109,000	2,118,619
3.90%, 10/15/2029(b)	2,171,000	1,964,624
SBA Communications Corp., 3.88%, 02/15/2027	5,211,000	5,108,968
Service Properties Trust
4.35%, 10/01/2024(b)	3,200,000	2,909,488
5.50%, 12/15/2027(b)	3,192,000	2,842,393
VICI Properties L.P.
4.38%, 05/15/2025	2,681,000	2,672,380
5.13%, 05/15/2032	2,800,000	2,784,334
		38,279,765
Food Products-0.49%
B&G Foods, Inc., 5.25%, 04/01/2025(b)	4,337,000	4,105,578
Gas Utilities-0.92%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.88%, 08/20/2026	7,581,000	7,728,223
Health Care Equipment & Supplies-0.53%
Teleflex, Inc., 4.63%, 11/15/2027(b)	4,444,000	4,429,624
Health Care Providers & Services-5.89%
Centene Corp., 4.63%, 12/15/2029	17,234,000	17,014,784
Encompass Health Corp., 4.75%, 02/01/2030(b)	5,858,000	5,366,836
HCA, Inc.
5.38%, 02/01/2025(b)	8,074,000	8,353,037
3.50%, 09/01/2030(b)	8,667,000	7,933,252
Tenet Healthcare Corp.
4.88%, 01/01/2026(c)	5,247,000	5,251,040
4.25%, 06/01/2029(c)	5,721,000	5,357,430
		49,276,379
Hotels, Restaurants & Leisure-6.77%
Churchill Downs, Inc., 5.50%, 04/01/2027(c)	2,953,000	2,967,086
Hilton Domestic Operating Co., Inc., 4.88%, 01/15/2030(b)	7,369,000	7,242,253
Hyatt Hotels Corp.
5.63%, 04/23/2025(b)	2,193,000	2,266,978
6.00%, 04/23/2030(b)	2,152,000	2,252,303
Las Vegas Sands Corp.
3.20%, 08/08/2024(b)	7,921,000	7,605,440
3.90%, 08/08/2029(b)	8,110,000	7,081,509
MGM Resorts International
6.00%, 03/15/2023	4,664,000	4,722,440
4.75%, 10/15/2028(b)	4,910,000	4,479,614
Royal Caribbean Cruises Ltd.
5.25%, 11/15/2022	4,533,000	4,555,483
3.70%, 03/15/2028(b)	5,344,000	4,178,126
Travel + Leisure Co., Series J, 6.00%, 04/01/2027(b)	4,820,000	4,783,344
Yum! Brands, Inc., 3.63%, 03/15/2031	5,123,000	4,538,658
		56,673,234
Household Durables-4.26%
Century Communities, Inc., 6.75%, 06/01/2027(b)	3,169,000	3,228,260
KB Home, 4.00%, 06/15/2031(b)	4,513,000	3,909,386
	Principal Amount	Value
Household Durables-(continued)
M/I Homes, Inc., 4.95%, 02/01/2028	$3,680,000	$3,435,335
MDC Holdings, Inc., 2.50%, 01/15/2031	4,727,000	3,731,638
Meritage Homes Corp., 6.00%, 06/01/2025	4,147,000	4,248,093
Newell Brands, Inc., 4.45%, 04/01/2026(b)	7,604,000	7,605,521
Toll Brothers Finance Corp.
4.38%, 04/15/2023	340	340
4.88%, 03/15/2027(b)	2,746,000	2,738,164
3.80%, 11/01/2029(b)	2,880,000	2,651,994
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 06/15/2024(b)	2,016,000	2,051,443
Tri Pointe Homes, Inc., 5.70%, 06/15/2028	2,124,000	2,032,987
		35,633,161
Household Products-0.50%
Spectrum Brands, Inc., 5.75%, 07/15/2025(b)	4,179,000	4,188,319
Independent Power and Renewable Electricity Producers-1.23%
AES Corp. (The), 1.38%, 01/15/2026	11,376,000	10,290,155
Internet & Direct Marketing Retail-1.03%
QVC, Inc.
4.38%, 03/15/2023	4,451,000	4,420,851
4.38%, 09/01/2028(b)	5,131,000	4,208,959
		8,629,810
IT Services-0.34%
Twilio, Inc., 3.63%, 03/15/2029(b)	3,141,000	2,881,868
Machinery-1.63%
Hillenbrand, Inc.
5.00%, 09/15/2026(b)	1,778,000	1,720,669
3.75%, 03/01/2031	1,981,000	1,738,456
Trinity Industries, Inc., 4.55%, 10/01/2024	4,392,000	4,373,180
Wabtec Corp.
4.40%, 03/15/2024	2,937,000	2,975,019
4.95%, 09/15/2028	2,841,000	2,863,137
		13,670,461
Media-5.05%
AMC Networks, Inc.
5.00%, 04/01/2024(b)	2,526,000	2,522,249
4.25%, 02/15/2029(b)	2,768,000	2,521,158
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 03/01/2030(c)	11,946,000	11,077,705
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025(b)	10,608,000	10,845,437
DISH DBS Corp.
7.75%, 07/01/2026(b)	5,421,000	4,644,442
5.13%, 06/01/2029	6,446,000	4,560,416
Lamar Media Corp., 3.75%, 02/15/2028(b)	6,491,000	6,101,540
		42,272,947
Metals & Mining-2.80%
Allegheny Technologies, Inc., 5.88%, 12/01/2027	3,218,000	3,114,656
Carpenter Technology Corp., 6.38%, 07/15/2028(b)	3,501,000	3,436,232
Cleveland-Cliffs Steel Corp., 7.00%, 03/15/2027	760	769

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Metals & Mining-(continued)
Freeport-McMoRan, Inc.
3.88%, 03/15/2023(b)	$5,315,000	$5,342,921
4.63%, 08/01/2030(b)	5,208,000	5,044,781
United States Steel Corp., 6.88%, 03/01/2029(b)	6,417,000	6,467,662
		23,407,021
Mortgage REITs-1.06%
Starwood Property Trust, Inc., 4.75%, 03/15/2025(b)	8,973,000	8,892,557
Multiline Retail-0.95%
Nordstrom, Inc.
4.00%, 03/15/2027(b)	4,300,000	4,004,660
4.38%, 04/01/2030(b)	4,426,000	3,930,288
		7,934,948
Oil, Gas & Consumable Fuels-8.41%
Apache Corp., 4.25%, 01/15/2030(b)	7,430,000	7,191,237
Cheniere Energy, Inc., 4.63%, 10/15/2028(b)	9,182,000	8,932,364
Continental Resources, Inc.
3.80%, 06/01/2024	3,061,000	3,083,315
4.38%, 01/15/2028(b)	3,114,000	3,057,699
EQM Midstream Partners L.P.
4.75%, 07/15/2023	2,716,000	2,765,160
5.50%, 07/15/2028	2,755,000	2,612,993
EQT Corp.
6.63%, 02/01/2025	2,051,000	2,141,203
3.90%, 10/01/2027(b)	2,214,000	2,137,196
Hess Corp.
4.30%, 04/01/2027	3,321,000	3,326,623
7.30%, 08/15/2031	2,860,000	3,325,826
Murphy Oil Corp.
5.75%, 08/15/2025(b)	2,750,000	2,797,266
5.88%, 12/01/2027(b)	2,714,000	2,753,271
Occidental Petroleum Corp.
5.55%, 03/15/2026	7,700,000	8,029,560
6.63%, 09/01/2030(b)	7,220,000	8,103,006
Range Resources Corp.
4.88%, 05/15/2025(b)	1,572,000	1,603,401
8.25%, 01/15/2029	1,401,000	1,520,015
SM Energy Co., 6.50%, 07/15/2028(b)	3,396,000	3,379,020
Southwestern Energy Co.
5.95%, 01/23/2025(b)	1,734,000	1,795,037
5.38%, 03/15/2030(b)	1,810,000	1,841,313
		70,395,505
Pharmaceuticals-0.57%
Elanco Animal Health, Inc., 6.40%, 08/28/2028(b)	4,649,000	4,801,487
Real Estate Management & Development-0.85%
Kennedy-Wilson, Inc., 4.75%, 03/01/2029(b)	4,222,000	3,797,394
Newmark Group, Inc., 6.13%, 11/15/2023	3,255,000	3,290,691
		7,088,085
Semiconductors & Semiconductor Equipment-2.07%
Amkor Technology, Inc., 6.63%, 09/15/2027(b)(c)	5,595,000	5,584,593
Qorvo, Inc., 4.38%, 10/15/2029(b)	5,509,000	5,176,064
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Skyworks Solutions, Inc.
1.80%, 06/01/2026	$3,643,000	$3,294,397
3.00%, 06/01/2031	3,851,000	3,237,621
		17,292,675
Software-0.70%
CDK Global, Inc.
5.00%, 10/15/2024(b)	2,018,000	2,082,717
4.88%, 06/01/2027	2,060,000	2,056,144
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029(b)	1,863,000	1,695,694
		5,834,555
Specialty Retail-3.52%
Asbury Automotive Group, Inc., 4.75%, 03/01/2030(b)	5,788,000	5,265,344
Bath & Body Works, Inc., 5.25%, 02/01/2028	9,274,000	8,878,046
Murphy Oil USA, Inc., 4.75%, 09/15/2029	6,797,000	6,545,749
Penske Automotive Group, Inc., 3.75%, 06/15/2029(b)	9,726,000	8,746,251
		29,435,390
Technology Hardware, Storage & Peripherals-3.44%
Seagate HDD Cayman, 4.75%, 01/01/2025(b)	10,104,000	10,432,178
Western Digital Corp.
4.75%, 02/15/2026(b)	5,611,000	5,610,383
3.10%, 02/01/2032	6,454,000	5,300,960
Xerox Corp., 4.63%, 03/15/2023	7,498,000	7,498,150
		28,841,671
Textiles, Apparel & Luxury Goods-0.54%
Under Armour, Inc., 3.25%, 06/15/2026(b)	4,851,000	4,510,751
Thrifts & Mortgage Finance-0.95%
MGIC Investment Corp., 5.25%, 08/15/2028	3,956,000	3,831,881
Radian Group, Inc.
4.50%, 10/01/2024	420	415
4.88%, 03/15/2027(b)	4,204,000	4,090,639
		7,922,935
Trading Companies & Distributors-1.18%
United Rentals North America, Inc., 4.88%, 01/15/2028	9,950,000	9,912,837
Wireless Telecommunication Services-2.67%
Sprint Capital Corp., 6.88%, 11/15/2028	9,652,000	10,918,535
Sprint Corp., 7.88%, 09/15/2023	10,847,000	11,405,621
		22,324,156
Total U.S. Dollar Denominated Bonds & Notes (Cost $879,664,806)		826,134,956
	Shares
Money Market Funds-0.35%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(d)(e) (Cost $2,910,752)	2,910,752	2,910,752
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.04% (Cost $882,575,558)		829,045,708

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-32.00%
Invesco Private Government Fund, 0.74%(d)(e)(f)	80,359,040	$80,359,040
Invesco Private Prime Fund, 0.87%(d)(e)(f)	187,485,679	187,504,432
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $267,856,796)		267,863,472
TOTAL INVESTMENTS IN SECURITIES-131.04% (Cost $1,150,432,354)		1,096,909,180
OTHER ASSETS LESS LIABILITIES-(31.04)%		(259,811,329)
NET ASSETS-100.00%		$837,097,851

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2022.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $39,607,235, which represented 4.73% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$7,095,283	$180,142,505	$(184,327,036)	$-	$-	$2,910,752	$4,154
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	66,093,480	194,804,732	(180,539,172)	-	-	80,359,040	91,371*
Invesco Private Prime Fund	154,371,993	370,524,794	(337,325,782)	6,674	(73,247)	187,504,432	299,444*
Total	$227,560,756	$745,472,031	$(702,191,990)	$6,674	$(73,247)	$270,774,224	$394,969

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)
May 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.21%
Aerospace & Defense-2.18%
Boeing Co. (The)
4.88%, 05/01/2025	$95,000	$96,057
5.15%, 05/01/2030	85,000	84,594
General Dynamics Corp.
3.25%, 04/01/2025	60,000	60,205
3.75%, 05/15/2028	41,000	41,119
Huntington Ingalls Industries, Inc.
3.84%, 05/01/2025	20,000	19,920
3.48%, 12/01/2027	20,000	19,193
L3Harris Technologies, Inc.
3.85%, 06/15/2023	33,000	33,334
4.40%, 06/15/2028	38,000	38,184
Lockheed Martin Corp.
3.55%, 01/15/2026	72,000	73,141
3.90%, 06/15/2032	60,000	60,599
Northrop Grumman Corp.
2.93%, 01/15/2025	50,000	49,681
3.25%, 01/15/2028	56,000	54,374
Raytheon Technologies Corp.
3.95%, 08/16/2025	60,000	61,172
4.13%, 11/16/2028	59,000	59,778
Textron, Inc., 3.00%, 06/01/2030(b)	65,000	58,283
		809,634
Air Freight & Logistics-0.90%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028	60,000	58,949
FedEx Corp.
3.25%, 04/01/2026	45,000	44,487
3.10%, 08/05/2029	73,000	68,067
United Parcel Service, Inc.
3.90%, 04/01/2025	80,000	81,550
3.05%, 11/15/2027(b)	84,000	82,979
		336,032
Airlines-0.24%
Southwest Airlines Co.
5.25%, 05/04/2025	45,000	46,875
5.13%, 06/15/2027	40,000	41,661
		88,536
Auto Components-0.34%
BorgWarner, Inc.
3.38%, 03/15/2025(b)	32,000	31,838
2.65%, 07/01/2027(b)	30,000	27,941
Lear Corp., 3.80%, 09/15/2027	70,000	68,192
		127,971
Automobiles-0.55%
General Motors Co., 6.13%, 10/01/2025	100,000	106,140
General Motors Financial Co., Inc., 3.10%, 01/12/2032	115,000	97,581
		203,721
Banks-6.29%
Bank of America Corp.
3.30%, 01/11/2023	166,000	167,171
3.25%, 10/21/2027	150,000	145,557
Citigroup, Inc.
3.20%, 10/21/2026	160,000	155,265
4.45%, 09/29/2027	155,000	155,703
	Principal Amount	Value
Banks-(continued)
Comerica, Inc.
3.70%, 07/31/2023	$30,000	$30,207
4.00%, 02/01/2029	33,000	32,757
Fifth Third Bancorp, 3.65%, 01/25/2024	50,000	50,385
Huntington Bancshares, Inc.
2.63%, 08/06/2024	40,000	39,432
2.55%, 02/04/2030	47,000	41,483
JPMorgan Chase & Co.
2.95%, 10/01/2026	201,000	195,204
4.25%, 10/01/2027	185,000	186,162
KeyCorp
2.25%, 04/06/2027	50,000	46,009
2.55%, 10/01/2029	40,000	35,653
Manufacturers and Traders Trust Co., 2.90%, 02/06/2025	88,000	87,050
PNC Financial Services Group, Inc. (The)
3.50%, 01/23/2024	80,000	80,672
2.55%, 01/22/2030	85,000	75,933
Regions Financial Corp.
2.25%, 05/18/2025(b)	50,000	48,317
1.80%, 08/12/2028	50,000	43,822
SVB Financial Group
1.80%, 10/28/2026	40,000	36,413
3.13%, 06/05/2030	35,000	31,068
Truist Bank, 3.63%, 09/16/2025	86,000	85,811
Truist Financial Corp., 1.13%, 08/03/2027(b)	90,000	79,117
U.S. Bancorp
1.38%, 07/22/2030	100,000	81,850
Series V, 2.38%, 07/22/2026	91,000	87,091
Wells Fargo & Co.
3.00%, 04/22/2026	186,000	180,556
4.15%, 01/24/2029	140,000	139,570
		2,338,258
Beverages-1.58%
Coca-Cola Co. (The)
1.75%, 09/06/2024(b)	105,000	103,950
2.25%, 01/05/2032(b)	100,000	89,406
Constellation Brands, Inc., 2.25%, 08/01/2031	40,000	33,613
Keurig Dr Pepper, Inc.
4.42%, 05/25/2025	80,000	81,906
4.60%, 05/25/2028(b)	46,000	46,969
Molson Coors Beverage Co., 3.00%, 07/15/2026	48,000	46,290
PepsiCo, Inc.
2.75%, 03/01/2023	85,000	85,148
3.00%, 10/15/2027(b)	99,000	98,622
		585,904
Biotechnology-1.81%
AbbVie, Inc.
2.60%, 11/21/2024	95,000	93,771
3.20%, 11/21/2029	94,000	88,540
Amgen, Inc.
2.20%, 02/21/2027	80,000	75,315
2.00%, 01/15/2032	100,000	83,917
Biogen, Inc.
4.05%, 09/15/2025	46,000	46,346
2.25%, 05/01/2030(b)	60,000	50,524
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Biotechnology-(continued)
Gilead Sciences, Inc.
3.65%, 03/01/2026	$78,000	$78,278
1.65%, 10/01/2030	110,000	92,987
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	75,000	62,162
		671,840
Building Products-0.84%
Carlisle Cos., Inc., 2.75%, 03/01/2030	40,000	35,429
Carrier Global Corp.
2.24%, 02/15/2025	50,000	48,102
2.72%, 02/15/2030	50,000	44,289
Fortune Brands Home & Security, Inc.
4.00%, 09/21/2023(b)	19,000	19,222
3.25%, 09/15/2029	23,000	20,577
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 1.75%, 09/15/2030(b)	110,000	91,948
Masco Corp., 1.50%, 02/15/2028	60,000	51,842
		311,409
Capital Markets-3.95%
Ameriprise Financial, Inc.
4.00%, 10/15/2023	74,000	75,157
4.50%, 05/13/2032	20,000	20,300
Bank of New York Mellon Corp. (The)
2.20%, 08/16/2023	77,000	76,964
3.85%, 04/28/2028	74,000	74,515
BlackRock, Inc.
3.50%, 03/18/2024	64,000	64,881
1.90%, 01/28/2031	70,000	59,741
Charles Schwab Corp. (The)
0.75%, 03/18/2024(b)	70,000	67,702
2.00%, 03/20/2028	70,000	63,798
CME Group, Inc.
3.00%, 03/15/2025(b)	76,000	75,832
2.65%, 03/15/2032	80,000	72,966
Franklin Resources, Inc., 1.60%, 10/30/2030	90,000	72,985
Goldman Sachs Group, Inc. (The)
3.50%, 04/01/2025	110,000	110,159
3.80%, 03/15/2030	110,000	106,011
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/2027	30,000	30,557
4.15%, 01/23/2030	25,000	23,533
Morgan Stanley, 3.63%, 01/20/2027	202,000	200,085
Nasdaq, Inc., 1.65%, 01/15/2031	30,000	24,196
Northern Trust Corp.
4.00%, 05/10/2027	40,000	41,061
1.95%, 05/01/2030(b)	45,000	39,082
Raymond James Financial, Inc., 4.65%, 04/01/2030	50,000	50,842
State Street Corp.
3.55%, 08/18/2025	61,000	61,688
2.40%, 01/24/2030	65,000	58,145
		1,470,200
Chemicals-2.68%
Air Products and Chemicals, Inc.
1.50%, 10/15/2025	40,000	37,927
2.05%, 05/15/2030	49,000	43,177
Celanese US Holdings LLC, 4.63%, 11/15/2022	21,000	21,177
	Principal Amount	Value
Chemicals-(continued)
DuPont de Nemours, Inc.
4.21%, 11/15/2023	$60,000	$61,147
4.73%, 11/15/2028(b)	50,000	51,881
Eastman Chemical Co.
3.80%, 03/15/2025	33,000	33,056
4.50%, 12/01/2028	30,000	30,110
Ecolab, Inc.
2.70%, 11/01/2026	40,000	38,970
4.80%, 03/24/2030	40,000	42,433
EI du Pont de Nemours and Co.
1.70%, 07/15/2025	30,000	28,582
2.30%, 07/15/2030	35,000	31,163
FMC Corp.
3.20%, 10/01/2026(b)	23,000	22,341
3.45%, 10/01/2029	22,000	20,559
Huntsman International LLC, 4.50%, 05/01/2029	60,000	59,389
Linde, Inc.
3.20%, 01/30/2026	66,000	66,143
1.10%, 08/10/2030	80,000	65,559
LYB International Finance III LLC, 2.25%, 10/01/2030	60,000	51,391
LyondellBasell Industries N.V., 5.75%, 04/15/2024	71,000	73,559
Mosaic Co. (The)
4.25%, 11/15/2023	13,000	13,199
4.05%, 11/15/2027	29,000	29,022
PPG Industries, Inc.
1.20%, 03/15/2026	40,000	36,510
3.75%, 03/15/2028	26,000	26,165
Sherwin-Williams Co. (The)
3.45%, 06/01/2027	38,000	37,254
2.95%, 08/15/2029	30,000	27,710
Westlake Corp., 3.60%, 08/15/2026	49,000	48,714
		997,138
Commercial Services & Supplies-0.60%
Cintas Corp. No. 2
3.70%, 04/01/2027	28,000	28,210
4.00%, 05/01/2032	25,000	25,105
Republic Services, Inc.
2.50%, 08/15/2024	40,000	39,371
3.95%, 05/15/2028(b)	39,000	39,187
Waste Management, Inc.
0.75%, 11/15/2025	55,000	50,808
1.50%, 03/15/2031	50,000	40,820
		223,501
Communications Equipment-0.77%
Cisco Systems, Inc., 2.50%, 09/20/2026	190,000	184,874
Juniper Networks, Inc., 3.75%, 08/15/2029	53,000	50,446
Motorola Solutions, Inc.
4.00%, 09/01/2024	28,000	28,252
4.60%, 05/23/2029	23,000	22,580
		286,152
Construction & Engineering-0.12%
Quanta Services, Inc., 2.90%, 10/01/2030	50,000	43,539
Construction Materials-0.29%
Eagle Materials, Inc., 2.50%, 07/01/2031	30,000	24,955

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Construction Materials-(continued)
Martin Marietta Materials, Inc., 2.40%, 07/15/2031	$50,000	$42,199
Vulcan Materials Co., 3.50%, 06/01/2030	45,000	42,254
		109,408
Consumer Finance-1.58%
Ally Financial, Inc.
5.80%, 05/01/2025(b)	53,000	55,466
2.20%, 11/02/2028(b)	45,000	38,289
American Express Co.
2.50%, 08/01/2022	75,000	75,066
4.05%, 05/03/2029	80,000	79,931
Capital One Financial Corp.
4.20%, 10/29/2025	121,000	121,860
3.80%, 01/31/2028	85,000	82,480
Discover Bank
3.45%, 07/27/2026	66,000	64,304
4.65%, 09/13/2028	70,000	69,715
		587,111
Containers & Packaging-0.75%
Amcor Finance USA, Inc., 3.63%, 04/28/2026	30,000	29,538
Amcor Flexibles North America, Inc., 2.69%, 05/25/2031	40,000	34,030
Avery Dennison Corp., 4.88%, 12/06/2028	41,000	42,305
Packaging Corp. of America, 3.40%, 12/15/2027	55,000	53,950
Sonoco Products Co., 3.13%, 05/01/2030	45,000	40,717
WRKCo, Inc.
4.65%, 03/15/2026	40,000	41,120
4.90%, 03/15/2029(b)	35,000	36,044
		277,704
Distributors-0.18%
Genuine Parts Co., 1.88%, 11/01/2030	85,000	68,243
Diversified Financial Services-1.11%
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	163,000	162,925
Block Financial LLC, 3.88%, 08/15/2030	50,000	46,515
Equitable Holdings, Inc.
3.90%, 04/20/2023	52,000	52,436
4.35%, 04/20/2028	51,000	51,127
Jackson Financial, Inc., 3.13%, 11/23/2031(c)	120,000	100,818
		413,821
Diversified Telecommunication Services-1.80%
AT&T, Inc.
4.25%, 03/01/2027	180,000	184,703
4.30%, 02/15/2030	171,000	172,751
Verizon Communications, Inc.
1.45%, 03/20/2026	170,000	158,016
4.33%, 09/21/2028	150,000	152,473
		667,943
Electric Utilities-4.54%
American Electric Power Co., Inc., 3.20%, 11/13/2027	56,000	53,966
Avangrid, Inc.
3.20%, 04/15/2025	35,000	34,548
3.80%, 06/01/2029	23,000	22,350
Berkshire Hathaway Energy Co., 3.70%, 07/15/2030	170,000	165,621
Consolidated Edison Co. of New York, Inc., 2.40%, 06/15/2031	110,000	96,519
	Principal Amount	Value
Electric Utilities-(continued)
Duke Energy Corp.
2.65%, 09/01/2026	$86,000	$82,006
2.55%, 06/15/2031	80,000	68,680
Edison International, 4.13%, 03/15/2028	46,000	44,077
Entergy Corp.
2.95%, 09/01/2026	45,000	43,457
1.90%, 06/15/2028	50,000	43,854
Evergy, Inc.
2.45%, 09/15/2024	30,000	29,206
2.90%, 09/15/2029	20,000	18,087
Eversource Energy, 3.38%, 03/01/2032	50,000	45,947
Exelon Corp.
3.95%, 06/15/2025	60,000	60,597
4.05%, 04/15/2030	70,000	68,734
Interstate Power and Light Co.
3.25%, 12/01/2024	24,000	24,043
4.10%, 09/26/2028	23,000	23,462
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/2027	100,000	99,158
2.25%, 06/01/2030	61,000	52,852
Pacific Gas and Electric Co.
3.15%, 01/01/2026	40,000	37,690
4.55%, 07/01/2030	40,000	37,424
Pinnacle West Capital Corp., 1.30%, 06/15/2025	65,000	60,200
PPL Capital Funding, Inc., 3.10%, 05/15/2026	100,000	97,059
Southern California Edison Co., Series E, 3.70%, 08/01/2025	30,000	29,936
Southern Co. (The)
3.25%, 07/01/2026	68,000	66,555
Series A, 3.70%, 04/30/2030	70,000	66,705
Southwestern Electric Power Co., Series N, 1.65%, 03/15/2026	60,000	55,370
Virginia Electric & Power Co., Series C, 2.75%, 03/15/2023	64,000	64,145
Xcel Energy, Inc.
3.30%, 06/01/2025	50,000	49,621
4.00%, 06/15/2028	45,000	44,768
		1,686,637
Electrical Equipment-0.61%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	35,000	28,690
Eaton Corp.
2.75%, 11/02/2022	51,000	51,139
3.10%, 09/15/2027	54,000	52,505
Emerson Electric Co.
0.88%, 10/15/2026	55,000	49,367
2.20%, 12/21/2031(b)	50,000	43,632
		225,333
Electronic Equipment, Instruments & Components-1.05%
Amphenol Corp., 2.80%, 02/15/2030	60,000	54,023
Arrow Electronics, Inc.
3.25%, 09/08/2024	18,000	17,817
3.88%, 01/12/2028(b)	38,000	37,094
Avnet, Inc., 4.63%, 04/15/2026	58,000	58,475
Flex Ltd.
4.75%, 06/15/2025(b)	33,000	33,683
4.88%, 06/15/2029(b)	40,000	39,746
Jabil, Inc., 3.95%, 01/12/2028(b)	33,000	32,381
Keysight Technologies, Inc., 4.60%, 04/06/2027	18,000	18,404

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Electronic Equipment, Instruments & Components-(continued)
TD SYNNEX Corp.
1.75%, 08/09/2026(c)	$27,000	$24,150
2.38%, 08/09/2028(c)	27,000	23,373
Teledyne Technologies, Inc., 2.75%, 04/01/2031	20,000	17,382
Trimble, Inc., 4.90%, 06/15/2028	33,000	33,254
		389,782
Energy Equipment & Services-0.78%
Halliburton Co., 2.92%, 03/01/2030(b)	60,000	55,093
Helmerich & Payne, Inc., 2.90%, 09/29/2031(c)	50,000	43,678
NOV, Inc., 3.60%, 12/01/2029	58,000	53,928
Schlumberger Investment S.A.
3.65%, 12/01/2023	69,000	70,008
2.65%, 06/26/2030(b)	75,000	68,030
		290,737
Entertainment-0.84%
Activision Blizzard, Inc.
3.40%, 09/15/2026(b)	28,000	27,993
1.35%, 09/15/2030	34,000	28,076
Electronic Arts, Inc., 1.85%, 02/15/2031	55,000	45,889
Magallanes, Inc., 4.28%, 03/15/2032(c)	40,000	37,607
Walt Disney Co. (The)
1.75%, 08/30/2024(b)	84,000	81,758
2.65%, 01/13/2031	100,000	90,694
		312,017
Equity REITs-5.87%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/2025	28,000	27,931
2.00%, 05/18/2032	30,000	24,488
American Assets Trust L.P., 3.38%, 02/01/2031	30,000	26,587
American Homes 4 Rent L.P., 4.25%, 02/15/2028	28,000	27,489
American Tower Corp.
3.50%, 01/31/2023	49,000	49,295
3.80%, 08/15/2029	43,000	40,604
AvalonBay Communities, Inc.
3.45%, 06/01/2025	30,000	29,904
2.30%, 03/01/2030	35,000	31,166
Boston Properties L.P.
3.65%, 02/01/2026	30,000	29,720
3.25%, 01/30/2031	35,000	31,412
Brixmor Operating Partnership L.P.
3.85%, 02/01/2025	24,000	23,981
4.13%, 05/15/2029	20,000	19,265
Camden Property Trust, 2.80%, 05/15/2030	30,000	27,356
CBRE Services, Inc.
4.88%, 03/01/2026	30,000	30,691
2.50%, 04/01/2031	40,000	33,730
Corporate Office Properties L.P., 2.75%, 04/15/2031	25,000	21,074
Crown Castle International Corp.
1.05%, 07/15/2026	100,000	88,985
3.65%, 09/01/2027	46,000	44,950
Digital Realty Trust L.P., 3.70%, 08/15/2027	68,000	66,086
Duke Realty L.P., 2.25%, 01/15/2032	50,000	42,422
EPR Properties, 3.75%, 08/15/2029	40,000	35,188
Equinix, Inc.
2.63%, 11/18/2024	40,000	39,230
3.20%, 11/18/2029(b)	40,000	36,718
	Principal Amount	Value
Equity REITs-(continued)
ERP Operating L.P.
2.85%, 11/01/2026	$38,000	$36,813
2.50%, 02/15/2030	40,000	36,008
Essex Portfolio L.P.
3.50%, 04/01/2025	30,000	29,745
3.00%, 01/15/2030	30,000	27,295
Extra Space Storage L.P., 2.35%, 03/15/2032	45,000	37,040
Federal Realty Investment Trust, 3.95%, 01/15/2024	40,000	40,338
Healthcare Trust of America Holdings L.P.
3.50%, 08/01/2026	21,000	20,619
2.00%, 03/15/2031	20,000	16,192
Healthpeak Properties, Inc.
3.25%, 07/15/2026	30,000	29,350
3.50%, 07/15/2029	28,000	26,808
Host Hotels & Resorts L.P.
Series E, 4.00%, 06/15/2025	30,000	29,727
Series H, 3.38%, 12/15/2029	39,000	35,107
Hudson Pacific Properties L.P., 4.65%, 04/01/2029	33,000	32,917
Invitation Homes Operating Partnership L.P., 2.00%, 08/15/2031	50,000	40,185
Kilroy Realty L.P., 3.05%, 02/15/2030	38,000	33,794
Kimco Realty Corp.
2.80%, 10/01/2026	20,000	19,094
2.25%, 12/01/2031(b)	30,000	25,080
LifeStorage L.P., 3.50%, 07/01/2026	30,000	29,277
Mid-America Apartments L.P., 3.60%, 06/01/2027	44,000	42,987
Office Properties Income Trust, 4.50%, 02/01/2025	30,000	29,449
Omega Healthcare Investors, Inc.
5.25%, 01/15/2026	18,000	18,267
3.38%, 02/01/2031	20,000	16,740
Prologis L.P., 2.25%, 04/15/2030	42,000	37,129
Public Storage
1.50%, 11/09/2026(b)	40,000	36,732
1.85%, 05/01/2028	40,000	35,524
Realty Income Corp., 3.25%, 01/15/2031	30,000	28,156
Regency Centers L.P., 3.60%, 02/01/2027	22,000	21,690
Simon Property Group L.P.
2.00%, 09/13/2024	56,000	54,553
2.45%, 09/13/2029	56,000	49,401
Spirit Realty L.P., 3.40%, 01/15/2030	33,000	29,782
Sun Communities Operating L.P., 2.70%, 07/15/2031	40,000	33,897
UDR, Inc., 3.20%, 01/15/2030	50,000	46,267
Ventas Realty L.P.
3.50%, 02/01/2025	40,000	39,709
4.40%, 01/15/2029	44,000	43,726
W.P. Carey, Inc.
4.60%, 04/01/2024	59,000	60,098
2.40%, 02/01/2031	30,000	25,256
Welltower, Inc.
4.00%, 06/01/2025	41,000	41,248
3.10%, 01/15/2030	50,000	45,876
Weyerhaeuser Co., 7.38%, 03/15/2032	60,000	72,710
		2,182,858

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Food & Staples Retailing-2.36%
Costco Wholesale Corp.
2.75%, 05/18/2024	$89,000	$89,287
1.60%, 04/20/2030	100,000	86,094
Kroger Co. (The)
2.65%, 10/15/2026	77,000	73,706
4.50%, 01/15/2029	65,000	66,283
Sysco Corp.
3.30%, 07/15/2026	55,000	54,339
5.95%, 04/01/2030	50,000	54,953
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026	69,000	68,377
3.20%, 04/15/2030(b)	90,000	83,344
Walmart, Inc.
3.40%, 06/26/2023	133,000	134,661
1.80%, 09/22/2031(b)	190,000	165,523
		876,567
Food Products-3.19%
Archer-Daniels-Midland Co.
2.50%, 08/11/2026(b)	60,000	58,499
3.25%, 03/27/2030	55,000	53,056
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025	50,000	46,690
2.75%, 05/14/2031	55,000	47,503
Campbell Soup Co.
3.95%, 03/15/2025	30,000	30,290
4.15%, 03/15/2028	33,000	33,019
Conagra Brands, Inc.
4.30%, 05/01/2024	30,000	30,469
4.85%, 11/01/2028	30,000	30,449
Flowers Foods, Inc., 2.40%, 03/15/2031	50,000	42,069
General Mills, Inc.
4.00%, 04/17/2025	50,000	50,861
4.20%, 04/17/2028(b)	51,000	51,675
Hershey Co. (The), 2.30%, 08/15/2026	68,000	65,588
Hormel Foods Corp., 1.80%, 06/11/2030(b)	70,000	59,582
Ingredion, Inc.
3.20%, 10/01/2026(b)	28,000	27,236
2.90%, 06/01/2030	20,000	17,887
JM Smucker Co. (The)
3.50%, 03/15/2025	33,000	32,999
2.38%, 03/15/2030	40,000	34,992
Kellogg Co.
3.25%, 04/01/2026	41,000	40,531
Series B, 7.45%, 04/01/2031	30,000	35,933
Kraft Heinz Foods Co. (The)
3.00%, 06/01/2026	65,000	62,923
3.75%, 04/01/2030	60,000	57,117
McCormick & Co., Inc.
2.70%, 08/15/2022	23,000	23,025
3.40%, 08/15/2027	23,000	22,484
Mondelez International, Inc.
1.50%, 05/04/2025	70,000	66,483
2.75%, 04/13/2030	60,000	54,337
Tyson Foods, Inc.
3.95%, 08/15/2024	56,000	56,756
3.55%, 06/02/2027	56,000	55,197
		1,187,650
Gas Utilities-0.32%
Atmos Energy Corp., 3.00%, 06/15/2027	51,000	49,591
	Principal Amount	Value
Gas Utilities-(continued)
National Fuel Gas Co.
3.75%, 03/01/2023	$15,000	$15,061
2.95%, 03/01/2031	20,000	16,858
Southwest Gas Corp., 4.05%, 03/15/2032	40,000	37,827
		119,337
Health Care Equipment & Supplies-1.82%
Abbott Laboratories
3.75%, 11/30/2026	67,000	68,403
1.40%, 06/30/2030(b)	70,000	59,774
Baxter International, Inc.
1.92%, 02/01/2027(c)	80,000	73,374
1.73%, 04/01/2031	40,000	32,595
Becton, Dickinson and Co.
3.36%, 06/06/2024	50,000	50,185
3.70%, 06/06/2027	40,000	39,731
Boston Scientific Corp.
3.45%, 03/01/2024	20,000	20,164
2.65%, 06/01/2030	40,000	35,916
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030(b)	30,000	26,164
DH Europe Finance II S.a.r.l.
2.20%, 11/15/2024(b)	48,000	46,818
2.60%, 11/15/2029	46,000	42,183
Edwards Lifesciences Corp., 4.30%, 06/15/2028	37,000	37,533
Stryker Corp.
3.50%, 03/15/2026	44,000	44,043
1.95%, 06/15/2030	50,000	42,776
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/2025	25,000	25,034
2.60%, 11/24/2031	35,000	30,225
		674,918
Health Care Providers & Services-4.14%
AmerisourceBergen Corp.
3.25%, 03/01/2025	80,000	79,476
2.70%, 03/15/2031	90,000	79,710
Anthem, Inc.
2.38%, 01/15/2025	60,000	58,875
3.65%, 12/01/2027	55,000	54,709
Cardinal Health, Inc.
3.08%, 06/15/2024	80,000	79,664
3.41%, 06/15/2027(b)	69,000	67,693
Cigna Corp.
4.13%, 11/15/2025	50,000	50,918
4.38%, 10/15/2028	64,000	64,976
CVS Health Corp.
3.88%, 07/20/2025	110,000	111,222
4.30%, 03/25/2028	100,000	101,426
HCA, Inc.
5.00%, 03/15/2024	45,000	46,181
4.13%, 06/15/2029	60,000	58,238
Humana, Inc.
1.35%, 02/03/2027(b)	50,000	44,624
2.15%, 02/03/2032	65,000	54,184
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	33,000	33,036
2.95%, 12/01/2029	30,000	27,391
McKesson Corp., 3.80%, 03/15/2024	180,000	181,664
Quest Diagnostics, Inc.
3.50%, 03/30/2025	30,000	30,036
2.95%, 06/30/2030	35,000	31,608

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Health Care Providers & Services-(continued)
UnitedHealth Group, Inc.
3.75%, 07/15/2025	$114,000	$116,170
2.00%, 05/15/2030	130,000	114,661
Universal Health Services, Inc.
1.65%, 09/01/2026(c)	26,000	23,285
2.65%, 10/15/2030(c)	35,000	29,678
		1,539,425
Hotels, Restaurants & Leisure-1.36%
Booking Holdings, Inc.
3.60%, 06/01/2026	40,000	40,151
4.63%, 04/13/2030(b)	30,000	31,033
Darden Restaurants, Inc., 3.85%, 05/01/2027	54,000	53,273
Expedia Group, Inc.
5.00%, 02/15/2026	30,000	30,574
3.80%, 02/15/2028	28,000	26,726
Marriott International, Inc.
Series FF, 4.63%, 06/15/2030	40,000	39,698
Series R, 3.13%, 06/15/2026	45,000	43,676
McDonald’s Corp.
3.70%, 01/30/2026	76,000	76,824
3.80%, 04/01/2028	55,000	54,887
Starbucks Corp.
3.80%, 08/15/2025	56,000	56,722
2.55%, 11/15/2030(b)	60,000	52,693
		506,257
Household Durables-0.97%
D.R. Horton, Inc.
2.50%, 10/15/2024	35,000	34,141
1.40%, 10/15/2027(b)	40,000	34,607
Leggett & Platt, Inc., 3.50%, 11/15/2027	40,000	38,668
Lennar Corp.
4.50%, 04/30/2024	30,000	30,420
4.75%, 11/29/2027	30,000	30,221
Mohawk Industries, Inc.
3.85%, 02/01/2023(b)	36,000	36,078
3.63%, 05/15/2030(b)	10,000	9,264
NVR, Inc., 3.00%, 05/15/2030	20,000	17,971
PulteGroup, Inc., 5.50%, 03/01/2026	50,000	52,289
Whirlpool Corp., 4.75%, 02/26/2029	74,000	75,238
		358,897
Household Products-1.09%
Clorox Co. (The), 3.90%, 05/15/2028	25,000	24,967
Colgate-Palmolive Co., 3.25%, 03/15/2024	75,000	75,763
Kimberly-Clark Corp., 3.20%, 04/25/2029(b)	77,000	74,578
Procter & Gamble Co. (The)
2.15%, 08/11/2022	120,000	120,139
3.00%, 03/25/2030	115,000	110,705
		406,152
Independent Power and Renewable Electricity Producers-0.39%
AES Corp. (The), 1.38%, 01/15/2026	80,000	72,364
NSTAR Electric Co., 3.20%, 05/15/2027	73,000	71,612
		143,976
Industrial Conglomerates-1.25%
3M Co.
3.25%, 02/14/2024(b)	74,000	74,710
2.88%, 10/15/2027(b)	73,000	71,223
General Electric Co., 6.75%, 03/15/2032	160,000	186,056
	Principal Amount	Value
Industrial Conglomerates-(continued)
Honeywell International, Inc.
2.50%, 11/01/2026(b)	$68,000	$65,946
1.75%, 09/01/2031	80,000	68,236
		466,171
Insurance-6.03%
Aflac, Inc.
3.63%, 11/15/2024(b)	56,000	56,799
3.60%, 04/01/2030(b)	55,000	53,670
Alleghany Corp., 3.63%, 05/15/2030	45,000	43,175
Allstate Corp. (The)
3.28%, 12/15/2026(b)	56,000	55,790
1.45%, 12/15/2030	50,000	40,754
American International Group, Inc., 3.90%, 04/01/2026	204,000	205,082
Aon Corp., 2.80%, 05/15/2030	40,000	35,969
Aon Global Ltd., 3.88%, 12/15/2025	40,000	40,285
Brighthouse Financial, Inc., 3.70%, 06/22/2027	97,000	93,727
Brown & Brown, Inc.
4.20%, 09/15/2024	21,000	21,201
2.38%, 03/15/2031(b)	20,000	16,588
Chubb INA Holdings, Inc.
3.35%, 05/03/2026	65,000	64,761
1.38%, 09/15/2030	80,000	66,005
CNA Financial Corp.
3.95%, 05/15/2024	27,000	27,289
3.90%, 05/01/2029	43,000	41,580
CNO Financial Group, Inc.
5.25%, 05/30/2025	20,000	20,624
5.25%, 05/30/2029	18,000	18,289
Fidelity National Financial, Inc., 3.40%, 06/15/2030	60,000	54,558
First American Financial Corp., 2.40%, 08/15/2031	50,000	40,556
Globe Life, Inc., 4.55%, 09/15/2028	46,000	46,747
Hartford Financial Services Group, Inc. (The), 2.80%, 08/19/2029	94,000	85,479
Lincoln National Corp.
4.00%, 09/01/2023	61,000	61,834
3.80%, 03/01/2028	56,000	55,360
Loews Corp.
3.75%, 04/01/2026	38,000	38,266
3.20%, 05/15/2030	40,000	37,423
Marsh & McLennan Cos., Inc.
3.88%, 03/15/2024	44,000	44,554
4.38%, 03/15/2029	38,000	38,702
MetLife, Inc.
3.60%, 04/10/2024	99,000	100,253
4.55%, 03/23/2030(b)	95,000	98,390
Old Republic International Corp., 3.88%, 08/26/2026	64,000	63,617
Primerica, Inc., 2.80%, 11/19/2031	40,000	34,783
Principal Financial Group, Inc., 3.70%, 05/15/2029	112,000	108,557
Progressive Corp. (The)
2.45%, 01/15/2027	53,000	50,781
4.00%, 03/01/2029	45,000	45,504
Prudential Financial, Inc.
1.50%, 03/10/2026(b)	110,000	102,569
2.10%, 03/10/2030(b)	115,000	101,713
Reinsurance Group of America, Inc., 3.90%, 05/15/2029	74,000	71,849

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Insurance-(continued)
Willis North America, Inc.
3.60%, 05/15/2024	$32,000	$31,952
2.95%, 09/15/2029	30,000	26,813
		2,241,848
Interactive Media & Services-0.68%
Alphabet, Inc.
2.00%, 08/15/2026	132,000	126,901
1.10%, 08/15/2030	150,000	126,011
		252,912
Internet & Direct Marketing Retail-0.85%
Amazon.com, Inc.
1.00%, 05/12/2026	135,000	124,714
3.15%, 08/22/2027	125,000	123,852
eBay, Inc.
1.90%, 03/11/2025	40,000	38,149
3.60%, 06/05/2027(b)	30,000	29,582
		316,297
IT Services-3.32%
Amdocs Ltd., 2.54%, 06/15/2030	50,000	43,028
Automatic Data Processing, Inc.
3.38%, 09/15/2025	41,000	41,497
1.25%, 09/01/2030(b)	60,000	50,163
Broadridge Financial Solutions, Inc.
3.40%, 06/27/2026	25,000	24,575
2.60%, 05/01/2031	30,000	25,913
DXC Technology Co.
1.80%, 09/15/2026	34,000	30,494
2.38%, 09/15/2028	33,000	29,004
Fidelity National Information Services, Inc.
1.15%, 03/01/2026	50,000	45,217
2.25%, 03/01/2031(b)	80,000	67,183
Fiserv, Inc.
2.75%, 07/01/2024	39,000	38,475
3.50%, 07/01/2029	38,000	35,599
Global Payments, Inc.
2.65%, 02/15/2025	30,000	29,172
3.20%, 08/15/2029	23,000	20,833
International Business Machines Corp.
3.00%, 05/15/2024	142,000	142,393
3.50%, 05/15/2029	135,000	130,520
Kyndryl Holdings, Inc.
2.05%, 10/15/2026(c)	60,000	52,483
3.15%, 10/15/2031(c)	40,000	30,752
Mastercard, Inc.
3.38%, 04/01/2024(b)	53,000	53,603
3.35%, 03/26/2030	55,000	53,652
PayPal Holdings, Inc.
2.40%, 10/01/2024(b)	45,000	44,438
2.85%, 10/01/2029	45,000	41,579
VeriSign, Inc.
5.25%, 04/01/2025	10,000	10,380
2.70%, 06/15/2031(b)	20,000	16,742
Visa, Inc.
3.15%, 12/14/2025	61,000	61,149
2.05%, 04/15/2030	70,000	62,689
Western Union Co. (The), 1.35%, 03/15/2026	60,000	54,272
		1,235,805
Leisure Products-0.23%
Brunswick Corp., 2.40%, 08/18/2031	40,000	31,289
	Principal Amount	Value
Leisure Products-(continued)
Hasbro, Inc.
3.55%, 11/19/2026	$30,000	$29,382
3.90%, 11/19/2029	28,000	26,804
		87,475
Life Sciences Tools & Services-0.57%
Agilent Technologies, Inc., 2.30%, 03/12/2031	30,000	25,335
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	20,000	18,323
Illumina, Inc., 2.55%, 03/23/2031	50,000	42,324
PerkinElmer, Inc., 3.30%, 09/15/2029	33,000	30,272
Thermo Fisher Scientific, Inc., 2.00%, 10/15/2031	110,000	93,992
		210,246
Machinery-1.99%
Caterpillar Financial Services Corp., 3.40%, 05/13/2025	55,000	55,443
Caterpillar, Inc., 2.60%, 04/09/2030(b)	80,000	74,327
Cummins, Inc.
3.65%, 10/01/2023	46,000	46,510
1.50%, 09/01/2030	50,000	41,387
Flowserve Corp., 3.50%, 10/01/2030	35,000	31,269
Fortive Corp., 3.15%, 06/15/2026	48,000	46,629
IDEX Corp., 3.00%, 05/01/2030	40,000	36,092
Illinois Tool Works, Inc., 2.65%, 11/15/2026	98,000	95,470
John Deere Capital Corp.
3.45%, 03/13/2025(b)	21,000	21,264
2.80%, 07/18/2029	60,000	56,681
Otis Worldwide Corp.
2.06%, 04/05/2025	40,000	38,416
2.57%, 02/15/2030	40,000	35,290
Parker-Hannifin Corp., 3.25%, 06/14/2029	37,000	34,681
Stanley Black & Decker, Inc.
3.40%, 03/01/2026	45,000	44,987
2.30%, 03/15/2030	40,000	35,182
Xylem, Inc.
3.25%, 11/01/2026	25,000	24,606
2.25%, 01/30/2031(b)	25,000	21,696
		739,930
Marine-0.08%
Kirby Corp., 4.20%, 03/01/2028	33,000	31,664
Media-1.25%
Comcast Corp.
3.70%, 04/15/2024(b)	74,000	75,277
4.15%, 10/15/2028	107,000	109,690
Fox Corp.
4.03%, 01/25/2024	35,000	35,532
4.71%, 01/25/2029(b)	30,000	30,492
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	40,000	40,388
Omnicom Group, Inc., 2.60%, 08/01/2031	40,000	34,794
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	38,000	37,828
Paramount Global
4.00%, 01/15/2026	60,000	60,251
4.95%, 01/15/2031	40,000	40,071
		464,323
Metals & Mining-0.66%
Newmont Corp., 2.25%, 10/01/2030(b)	70,000	60,207

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Metals & Mining-(continued)
Nucor Corp.
4.13%, 09/15/2022	$47,000	$47,058
3.95%, 05/01/2028	39,000	38,672
Reliance Steel & Aluminum Co.
4.50%, 04/15/2023	31,000	31,285
2.15%, 08/15/2030	25,000	21,214
Steel Dynamics, Inc., 3.45%, 04/15/2030	51,000	47,530
		245,966
Multiline Retail-1.03%
Dollar General Corp.
3.25%, 04/15/2023	44,000	44,173
3.50%, 04/03/2030	40,000	37,338
Dollar Tree, Inc.
4.00%, 05/15/2025	35,000	35,323
4.20%, 05/15/2028(b)	42,000	41,930
Kohl’s Corp., 3.38%, 05/01/2031(b)	90,000	80,522
Target Corp.
2.25%, 04/15/2025	75,000	73,467
3.38%, 04/15/2029	70,000	68,705
		381,458
Multi-Utilities-1.63%
Ameren Corp., 3.50%, 01/15/2031	50,000	46,890
Black Hills Corp., 4.25%, 11/30/2023	33,000	33,407
CenterPoint Energy, Inc.
1.45%, 06/01/2026	40,000	36,636
2.65%, 06/01/2031	40,000	34,924
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	70,000	65,662
DTE Electric Co., Series C, 2.63%, 03/01/2031	40,000	36,228
DTE Energy Co., Series F, 1.05%, 06/01/2025	50,000	46,353
NiSource, Inc.
0.95%, 08/15/2025	30,000	27,505
3.60%, 05/01/2030	30,000	28,164
Public Service Enterprise Group, Inc.
2.88%, 06/15/2024	40,000	39,628
2.45%, 11/15/2031	45,000	38,395
Sempra Energy
3.30%, 04/01/2025	40,000	39,779
3.40%, 02/01/2028	51,000	49,488
WEC Energy Group, Inc.
0.55%, 09/15/2023	48,000	46,560
1.38%, 10/15/2027	40,000	35,186
		604,805
Oil, Gas & Consumable Fuels-4.91%
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/2025	30,000	31,232
5.13%, 06/30/2027	25,000	25,807
Chevron Corp.
2.95%, 05/16/2026	137,000	136,471
2.24%, 05/11/2030	145,000	131,604
ConocoPhillips, 6.95%, 04/15/2029	90,000	106,578
Coterra Energy, Inc., 3.90%, 05/15/2027(c)	13,000	12,818
Devon Energy Corp., 7.88%, 09/30/2031	40,000	49,262
Diamondback Energy, Inc., 3.50%, 12/01/2029	25,000	23,677
EOG Resources, Inc.
2.63%, 03/15/2023	41,000	40,994
4.38%, 04/15/2030	40,000	41,365
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Exxon Mobil Corp.
3.04%, 03/01/2026	$171,000	$170,251
2.61%, 10/15/2030(b)	170,000	157,393
Kinder Morgan, Inc.
4.30%, 06/01/2025	64,000	64,936
4.30%, 03/01/2028	65,000	65,227
Marathon Oil Corp., 4.40%, 07/15/2027(b)	58,000	58,353
Marathon Petroleum Corp., 4.70%, 05/01/2025	140,000	143,781
ONEOK Partners L.P., 3.38%, 10/01/2022	39,000	39,033
ONEOK, Inc., 4.55%, 07/15/2028	41,000	40,853
Ovintiv, Inc., 7.38%, 11/01/2031	20,000	22,905
Phillips 66
3.85%, 04/09/2025	40,000	40,404
3.90%, 03/15/2028	79,000	78,415
Pioneer Natural Resources Co.
1.13%, 01/15/2026	35,000	31,940
1.90%, 08/15/2030	30,000	25,224
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.50%, 03/01/2030	40,000	39,927
Valero Energy Corp.
3.40%, 09/15/2026	78,000	76,427
4.00%, 04/01/2029	77,000	75,350
Williams Cos., Inc. (The)
4.55%, 06/24/2024	50,000	50,859
3.75%, 06/15/2027	45,000	44,288
		1,825,374
Personal Products-0.21%
Estee Lauder Cos., Inc. (The)
2.00%, 12/01/2024	40,000	39,219
2.38%, 12/01/2029	43,000	39,057
		78,276
Pharmaceuticals-2.78%
Bristol-Myers Squibb Co.
2.90%, 07/26/2024	75,000	75,179
3.40%, 07/26/2029	59,000	58,333
Eli Lilly and Co.
2.75%, 06/01/2025	20,000	19,882
3.38%, 03/15/2029(b)	66,000	65,519
Johnson & Johnson
2.45%, 03/01/2026	138,000	135,629
1.30%, 09/01/2030(b)	150,000	128,907
Merck & Co., Inc.
2.75%, 02/10/2025(b)	99,000	98,897
3.40%, 03/07/2029	95,000	93,830
Pfizer, Inc.
3.00%, 12/15/2026	113,000	112,169
3.45%, 03/15/2029	110,000	109,113
Royalty Pharma PLC, 2.15%, 09/02/2031	20,000	16,253
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	33,000	32,270
Viatris, Inc., 2.70%, 06/22/2030	50,000	41,926
Zoetis, Inc.
3.25%, 02/01/2023	33,000	33,105
3.00%, 09/12/2027(b)	15,000	14,462
		1,035,474
Professional Services-0.20%
Equifax, Inc.
2.60%, 12/01/2024	18,000	17,612
2.35%, 09/15/2031	20,000	16,690

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Professional Services-(continued)
Verisk Analytics, Inc.
4.00%, 06/15/2025	$20,000	$20,271
4.13%, 03/15/2029	20,000	19,705
		74,278
Road & Rail-1.12%
CSX Corp.
3.25%, 06/01/2027	52,000	50,710
4.25%, 03/15/2029	40,000	40,625
J.B. Hunt Transport Services, Inc., 3.88%, 03/01/2026	50,000	50,359
Norfolk Southern Corp.
2.90%, 06/15/2026	43,000	41,634
3.80%, 08/01/2028	45,000	44,670
Ryder System, Inc., 3.65%, 03/18/2024	56,000	56,039
Union Pacific Corp.
2.75%, 03/01/2026	60,000	58,483
3.95%, 09/10/2028	74,000	75,004
		417,524
Semiconductors & Semiconductor Equipment-3.04%
Analog Devices, Inc., 3.50%, 12/05/2026	60,000	60,351
Applied Materials, Inc.
3.30%, 04/01/2027	45,000	45,012
1.75%, 06/01/2030	50,000	43,249
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027(b)	68,000	66,858
Broadcom, Inc., 2.45%, 02/15/2031(b)(c)	70,000	58,169
Intel Corp.
3.70%, 07/29/2025	110,000	111,817
2.45%, 11/15/2029	122,000	111,841
KLA Corp., 4.65%, 11/01/2024	33,000	34,046
Lam Research Corp.
3.75%, 03/15/2026	35,000	35,420
4.00%, 03/15/2029	33,000	33,190
Marvell Technology, Inc.
1.65%, 04/15/2026	20,000	18,198
2.95%, 04/15/2031	20,000	17,420
Maxim Integrated Products, Inc., 3.45%, 06/15/2027	31,000	30,265
Micron Technology, Inc.
4.19%, 02/15/2027	61,000	61,075
4.66%, 02/15/2030	60,000	59,730
NVIDIA Corp.
3.20%, 09/16/2026	32,000	32,167
2.85%, 04/01/2030(b)	32,000	30,057
QUALCOMM, Inc.
3.25%, 05/20/2027(b)	68,000	67,659
1.65%, 05/20/2032	80,000	66,335
Texas Instruments, Inc.
1.38%, 03/12/2025	65,000	62,102
2.25%, 09/04/2029	66,000	60,489
Xilinx, Inc., 2.38%, 06/01/2030	30,000	26,467
		1,131,917
Software-2.43%
Adobe, Inc.
3.25%, 02/01/2025	33,000	33,177
2.30%, 02/01/2030	40,000	36,023
Autodesk, Inc., 3.50%, 06/15/2027	23,000	22,556
	Principal Amount	Value
Software-(continued)
Citrix Systems, Inc.
1.25%, 03/01/2026	$20,000	$19,648
3.30%, 03/01/2030(b)	20,000	19,814
Fortinet, Inc.
1.00%, 03/15/2026	16,000	14,347
2.20%, 03/15/2031	16,000	13,305
Intuit, Inc.
0.95%, 07/15/2025(b)	30,000	27,980
1.65%, 07/15/2030	30,000	25,298
Microsoft Corp., 3.30%, 02/06/2027	325,000	329,345
Oracle Corp.
2.50%, 04/01/2025	90,000	86,657
2.88%, 03/25/2031	90,000	76,734
Roper Technologies, Inc.
1.00%, 09/15/2025	30,000	27,561
1.75%, 02/15/2031	30,000	24,452
salesforce.com, inc.
3.25%, 04/11/2023	33,000	33,223
3.70%, 04/11/2028	32,000	32,355
ServiceNow, Inc., 1.40%, 09/01/2030	25,000	20,283
VMware, Inc.
1.40%, 08/15/2026	30,000	26,930
3.90%, 08/21/2027	33,000	32,577
		902,265
Specialty Retail-2.77%
AutoNation, Inc., 3.85%, 03/01/2032	100,000	89,850
AutoZone, Inc.
3.13%, 07/15/2023	36,000	36,004
4.00%, 04/15/2030	35,000	34,090
Best Buy Co., Inc., 1.95%, 10/01/2030	100,000	81,890
Dell International LLC/EMC Corp.
6.02%, 06/15/2026	26,000	27,494
5.30%, 10/01/2029	45,000	45,945
Dick’s Sporting Goods, Inc., 3.15%, 01/15/2032(b)	50,000	41,598
Home Depot, Inc. (The)
3.00%, 04/01/2026(b)	120,000	119,735
2.95%, 06/15/2029(b)	103,000	98,226
Leidos, Inc.
3.63%, 05/15/2025	30,000	29,852
2.30%, 02/15/2031	30,000	24,935
Lowe’s Cos., Inc.
2.50%, 04/15/2026	69,000	66,371
2.63%, 04/01/2031	55,000	48,496
O’Reilly Automotive, Inc.
3.55%, 03/15/2026	30,000	29,851
3.60%, 09/01/2027	29,000	28,635
Ross Stores, Inc.
4.60%, 04/15/2025	37,000	37,889
1.88%, 04/15/2031	40,000	32,579
TJX Cos., Inc. (The)
2.25%, 09/15/2026	60,000	57,313
1.60%, 05/15/2031(b)	65,000	53,717
Tractor Supply Co., 1.75%, 11/01/2030	55,000	44,416
		1,028,886
Technology Hardware, Storage & Peripherals-1.73%
Apple, Inc.
2.40%, 05/03/2023	196,000	196,251
1.65%, 02/08/2031	220,000	189,509
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025(b)	98,000	101,575

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Technology Hardware, Storage & Peripherals-(continued)
HP, Inc.
2.20%, 06/17/2025	$60,000	$57,347
3.00%, 06/17/2027	55,000	51,971
NetApp, Inc.
1.88%, 06/22/2025	25,000	23,708
2.70%, 06/22/2030	25,000	21,867
		642,228
Textiles, Apparel & Luxury Goods-0.67%
NIKE, Inc.
2.40%, 03/27/2025(b)	45,000	44,236
2.85%, 03/27/2030	50,000	47,182
Ralph Lauren Corp., 2.95%, 06/15/2030(b)	50,000	45,352
Tapestry, Inc., 3.05%, 03/15/2032	55,000	46,448
VF Corp.
2.40%, 04/23/2025	35,000	34,070
2.95%, 04/23/2030(b)	35,000	31,690
		248,978
Tobacco-0.99%
Altria Group, Inc.
2.85%, 08/09/2022	96,000	96,170
4.80%, 02/14/2029	85,000	85,049
Philip Morris International, Inc.
3.25%, 11/10/2024	96,000	96,491
3.38%, 08/15/2029	97,000	91,417
		369,127
Trading Companies & Distributors-0.16%
WW Grainger, Inc., 1.85%, 02/15/2025	62,000	59,787
Water Utilities-0.24%
American Water Capital Corp.
3.40%, 03/01/2025	32,000	32,021
4.45%, 06/01/2032	20,000	20,518
Essential Utilities, Inc., 2.70%, 04/15/2030	40,000	35,754
		88,293
	Principal Amount	Value
Wireless Telecommunication Services-0.50%
T-Mobile USA, Inc.
3.75%, 04/15/2027	$120,000	$118,254
3.88%, 04/15/2030	70,000	67,154
		185,408
Total U.S. Dollar Denominated Bonds & Notes (Cost $39,477,180)		36,885,323
	Shares
Money Market Funds-0.30%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(d)(e) (Cost $112,539)	112,539	112,539
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.51% (Cost $39,589,719)		36,997,862
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.67%
Invesco Private Government Fund, 0.74%(d)(e)(f)	1,524,427	1,524,427
Invesco Private Prime Fund, 0.87%(d)(e)(f)	3,556,641	3,556,997
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,080,958)		5,081,424
TOTAL INVESTMENTS IN SECURITIES-113.18% (Cost $44,670,677)		42,079,286
OTHER ASSETS LESS LIABILITIES-(13.18)%		(4,900,992)
NET ASSETS-100.00%		$37,178,294

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2022.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $510,185, which represented 1.37% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$555,106	$3,127,783	$(3,570,350)	$-	$-	$112,539	$151
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
May 31, 2022
(Unaudited)
	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,828,768	$6,318,032	$(6,622,373)	$-	$-	$1,524,427	$1,963*
Invesco Private Prime Fund	4,267,126	12,471,601	(13,179,781)	466	(2,415)	3,556,997	6,672*
Total	$6,651,000	$21,917,416	$(23,372,504)	$466	$(2,415)	$5,193,963	$8,786

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco National AMT-Free Municipal Bond ETF (PZA)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-99.06%
Alabama-0.75%
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority, Series 2018 A, RB	5.00%	07/01/2048	$3,000	$3,194,434
Birmingham (City of), AL Water Works Board, Series 2015 A, Ref. RB(a)(b)	5.00%	01/01/2025	1,000	1,076,285
Jefferson (County of), AL, Series 2013 A, Revenue Wts., (INS - AGM)(c)	5.50%	10/01/2053	5,000	5,290,518
Mobile (City of), AL Infirmary Health System Special Care Facilities Financing Authority, Series 2021 A, Ref. RB	4.00%	02/01/2046	5,000	4,857,471
Tuscaloosa (City of), AL Board of Education, Series 2016, Revenue Wts.(a)(b)	5.00%	08/01/2026	1,000	1,116,374
				15,535,082
Arizona-2.01%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital), Series 2014, Ref. RB	5.00%	12/01/2042	65	66,891
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital), Series 2020, RB	3.00%	02/01/2045	2,000	1,689,431
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital), Series 2020, RB	4.00%	02/01/2050	1,000	1,002,492
Arizona (State of) Industrial Development Authority (Social Bonds), Series 2020 A, RB	4.00%	11/01/2050	2,000	1,933,512
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 E, RB	3.00%	01/01/2049	3,355	2,815,311
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 F, RB	3.00%	01/01/2049	2,000	1,678,278
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2021 A, RB	3.00%	09/01/2051	6,250	4,951,321
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2021 A, RB	4.00%	09/01/2051	2,625	2,513,951
Phoenix (City of), AZ Industrial Development Authority (Downtown Phoenix Student Housing, LLC- Arizona State University), Series 2018 A, Ref. RB	5.00%	07/01/2042	1,000	1,035,988
Phoenix Civic Improvement Corp., Series 2015 A, RB	5.00%	07/01/2045	2,000	2,107,479
Phoenix Civic Improvement Corp., Series 2019 A, RB	5.00%	07/01/2045	5,000	5,465,055
Phoenix Civic Improvement Corp., Series 2019, RB	5.00%	07/01/2049	5,000	5,500,107
Phoenix Civic Improvement Corp. (Sustainability Bonds), Series 2020, RB	5.00%	07/01/2044	5,000	5,740,969
Queen Creek (Town of), AZ, Series 2020, RB	4.00%	08/01/2045	1,250	1,284,622
University of Arizona (The), Series 2020, Ref. RB	4.00%	08/01/2044	4,000	4,090,259
				41,875,666
Arkansas-0.38%
University of Arkansas, Series 2021 A, RB	5.00%	12/01/2045	5,000	5,696,790
University of Arkansas (Fayetteville Campus), Series 2017, RB	5.00%	11/01/2047	2,000	2,183,397
				7,880,187
California-17.94%
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGM)(c)	5.00%	10/01/2036	1,000	1,065,752
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGM)(c)	5.00%	10/01/2037	940	1,000,521
Bay Area Toll Authority (San Francisco Bay Area), Series 2014 S-6, RB(a)(b)	5.00%	10/01/2024	2,500	2,674,885
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB	4.00%	04/01/2056	5,000	5,046,455
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 S-7, Ref. RB	4.00%	04/01/2042	2,500	2,564,129
Beaumont (City of), CA Public Improvement Authority, Series 2018 A, RB, (INS - AGM)(c)	5.00%	09/01/2049	1,000	1,092,741
California (State of), Series 2014, GO Bonds	5.00%	10/01/2039	5,000	5,301,508
California (State of), Series 2016, GO Bonds	5.00%	09/01/2046	3,000	3,243,587
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2038	1,000	1,036,738
California (State of), Series 2019, GO Bonds	5.00%	04/01/2045	4,000	4,481,497
California (State of), Series 2019, GO Bonds	5.00%	04/01/2049	1,000	1,114,922
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2039	4,500	5,139,584
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2041	5,500	6,393,349
California (State of) (Green Bonds), Series 2014, GO Bonds	5.00%	10/01/2037	3,500	3,717,617
California (State of) Educational Facilities Authority (Pepperdine University), Series 2016, Ref. RB(a)(b)	5.00%	04/01/2026	1,000	1,109,766
California (State of) Educational Facilities Authority (Pepperdine University), Series 2016, Ref. RB(a)(b)	5.00%	04/01/2026	1,000	1,109,766
California (State of) Educational Facilities Authority (Stanford University), Series 2007 T-1, RB	5.00%	03/15/2039	5,000	6,229,649
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB	5.00%	05/01/2049	4,000	5,174,207
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2035	1,000	1,081,866
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County), Series 2021, Ref. RB	2.13%	11/01/2041	5,000	3,834,243
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	4.00%	02/01/2042	3,000	3,029,322
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	5.00%	02/01/2042	2,250	2,417,161
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	5.00%	11/01/2047	3,500	4,235,996
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, RB	4.00%	06/01/2050	$3,860	$3,852,686
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	7,360	7,374,306
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2044	1,930	2,105,948
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	4.00%	02/01/2042	4,000	4,030,574
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2042	1,715	1,815,756
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2047	2,500	2,633,088
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2041	1,000	1,048,385
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	6,000	6,527,318
California (State of) Municipal Finance Authority (Pomona College), Series 2017, Ref. RB(a)(b)	5.00%	01/01/2028	1,000	1,140,170
California (State of) Municipal Finance Authority (University of La Verne), Series 2017 A, Ref. RB	5.00%	06/01/2043	1,750	1,877,603
California (State of) Public Works Board, Series 2014 B, RB	5.00%	10/01/2039	1,500	1,583,449
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	4.00%	12/01/2057	500	494,685
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2038	2,500	2,736,028
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2042	6,080	6,626,199
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2047	11,310	12,258,474
Centinela Valley Union High School District (Election of 2010), Series 2012 B, GO Bonds(d)	5.00%	08/01/2050	600	603,750
Chino Valley Unified School District, Series 2020 B, GO Bonds	4.00%	08/01/2045	2,500	2,569,245
Chino Valley Unified School District, Series 2020 B, GO Bonds	3.38%	08/01/2050	7,500	7,048,855
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-1, Ref. RB	3.95%	01/15/2053	3,000	2,903,106
Inland Valley Development Agency, Series 2014 A, Ref. RB, (INS - AGM)(c)	5.00%	09/01/2044	6,000	6,263,369
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	10,000	10,285,805
Livermore Valley Joint Unified School District (Measure J), Series 2019, GO Bonds	4.00%	08/01/2046	7,000	7,085,262
Livermore Valley Joint Unified School District (Measure J), Series 2021, GO Bonds	4.00%	08/01/2047	3,000	3,057,166
Long Beach Unified School District (Election of 2016), Series 2019 B, GO Bonds	3.00%	08/01/2050	1,270	1,118,077
Los Angeles (City of), CA (Green Bonds), Series 2015 A, RB	5.00%	06/01/2044	1,000	1,063,698
Los Angeles (City of), CA (Green Bonds), Series 2015 C, Ref. RB	5.00%	06/01/2045	1,500	1,594,214
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.25%	06/01/2047	1,500	1,653,041
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	4.00%	06/01/2052	5,000	5,088,045
Los Angeles (City of), CA Department of Airports, Series 2022 B, RB	4.00%	05/15/2048	5,000	5,206,047
Los Angeles (City of), CA Department of Water & Power, Series 2012 B, RB(a)(b)	5.00%	07/01/2022	4,000	4,012,565
Los Angeles (City of), CA Department of Water & Power, Series 2012 B, RB	5.00%	07/01/2043	4,000	4,008,514
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2044	2,360	2,672,381
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2037	1,000	1,161,398
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2038	1,000	1,159,432
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2039	1,000	1,159,015
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2046	4,000	4,634,873
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	4.00%	06/01/2037	3,750	3,960,793
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2037	19,000	21,994,398
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2039	2,250	2,387,363
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2044	1,000	1,056,567
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	11,400	12,214,714
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB(a)(b)	5.00%	12/01/2028	1,720	1,988,760
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2051	2,680	2,970,277
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2038	1,000	1,051,242
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2039	1,000	1,049,406
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2040	1,000	1,044,180
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2044	1,000	1,032,986
Los Angeles Unified School District (Election of 2008), Series 2016 A, GO Bonds	5.00%	07/01/2040	1,610	1,722,892
Madera Unified School District (Election of 2014), Series 2017, GO Bonds	4.00%	08/01/2046	5,000	5,074,245
Manhattan Beach Unified School District (Measure C), Series 2020 B, GO Bonds	4.00%	09/01/2045	5,635	5,792,419
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	3,000	3,049,716
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2049	1,000	1,132,926
Morgan Hill Unified School District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2047	2,000	2,046,394
Napa Valley Unified School District, Series 2019 C, GO Bonds, (INS - AGM)(c)	4.00%	08/01/2044	3,000	3,061,395
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Natomas Unified School District, Series 2020 A, GO Bonds, (INS - AGM)(c)	4.00%	08/01/2049	$3,885	$3,916,254
Norman Y Mineta San Jose International Airport SJC, Series 2017 B, Ref. RB	5.00%	03/01/2042	1,300	1,393,442
Norman Y Mineta San Jose International Airport SJC, Series 2017 B, Ref. RB	5.00%	03/01/2047	5,000	5,330,973
Oxnard School District (Election of 2016), Series 2017 A, GO Bonds, (INS - BAM)(c)	5.00%	08/01/2045	5,000	5,431,300
Perris Union High School District, Series 2019 A, GO Bonds, (INS - AGM)(c)	4.00%	09/01/2048	7,500	7,614,931
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2047	5,000	5,677,782
Sacramento (County of), CA, Series 2016 A, Ref. RB	5.00%	07/01/2041	2,400	2,555,340
Sacramento (County of), CA, Series 2016 B, Ref. RB	5.00%	07/01/2041	2,250	2,395,631
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2050	5,600	6,411,394
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2048	6,620	7,163,860
San Diego Unified School District, Series 2020 M-2, GO Bonds	5.00%	07/01/2022	490	491,628
San Diego Unified School District, Series 2020 M-2, GO Bonds	4.00%	07/01/2050	14,300	14,515,631
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	4.00%	07/01/2047	5,000	5,070,120
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	5.00%	07/01/2047	4,165	4,535,433
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2014 B, RB	5.00%	05/01/2044	2,000	2,072,034
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2017 A, GO Bonds	5.00%	08/01/2047	2,000	2,195,558
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2022 D-1, GO Bonds	3.00%	08/01/2041	3,000	2,827,411
Simi Valley Unified School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2046	4,000	4,059,396
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2045	2,000	2,203,144
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	9,500	10,239,583
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2043	1,500	1,664,052
				372,943,358
Colorado-3.82%
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2017 A, RB	5.00%	03/01/2047	2,000	2,162,402
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2019, Ref. RB	4.00%	11/15/2043	1,000	1,015,393
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	4.00%	11/15/2046	7,500	7,593,804
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	4.00%	11/15/2050	20,000	20,170,218
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	3.00%	11/15/2051	15,000	12,649,881
Colorado (State of) Health Facilities Authority (Parkview Medical Center), Series 2020 A, RB	4.00%	09/01/2050	2,800	2,680,328
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	08/01/2042	1,000	1,084,716
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	08/01/2044	750	811,697
Denver (City & County of), CO, Series 2021 A, RB	4.00%	08/01/2051	1,000	1,019,675
Denver (City & County of), CO Board of Water Commissioners (Green Bonds), Series 2017 A, RB	5.00%	09/15/2047	5,000	5,499,341
Denver City & County School District No. 1, Series 2021, GO Bonds	3.00%	12/01/2043	3,970	3,645,371
Denver City & County School District No. 1, Series 2021, GO Bonds	4.00%	12/01/2045	2,000	2,072,242
E-470 Public Highway Authority, Series 2020 A, Ref. RB	5.00%	09/01/2040	2,725	2,855,427
Loveland (City of), CO Electric & Communications Enterprise, Series 2019 A, RB	5.00%	12/01/2044	5,000	5,577,920
Regional Transportation District (Green Bonds), Series 2021 B, Ref. RB	4.00%	11/01/2040	1,000	1,048,094
Regional Transportation District (Green Bonds), Series 2021 B, Ref. RB	2.00%	11/01/2041	1,000	731,893
Regional Transportation District (Green Bonds), Series 2021 B, Ref. RB	2.25%	11/01/2045	1,000	714,373
Weld County School District No. Re-5J, Series 2021, GO Bonds	4.00%	12/01/2045	4,000	4,144,484
Weld County School District Re-2, Series 2019, GO Bonds	5.00%	12/01/2044	3,550	4,003,974
				79,481,233
Connecticut-1.02%
Connecticut (State of), Series 2017 A, GO Bonds	5.00%	04/15/2035	745	812,750
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2038	4,000	4,447,531
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2040	3,000	3,358,045
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2038	1,000	923,108
Connecticut (State of), Series 2021 A, GO Bonds	3.00%	01/15/2039	1,000	912,122
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2037	1,000	1,031,954
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2038	1,000	1,030,024
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2039	1,000	1,028,078
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2040	1,000	1,026,361
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2041	1,000	1,143,514
Connecticut (State of), Series 2021 D, RB	4.00%	11/01/2038	1,200	1,237,732
Connecticut (State of), Series 2021 D, RB	4.00%	11/01/2039	1,200	1,235,283
Connecticut (State of), Series 2021 D, RB	4.00%	11/01/2040	1,000	1,027,604
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2041	$250	$287,611
University of Connecticut, Series 2018 A, RB	5.00%	11/15/2043	1,450	1,614,375
				21,116,092
District of Columbia-0.66%
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2037	2,000	2,213,908
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2042	1,100	1,212,201
District of Columbia, Series 2020 A, RB	2.63%	03/01/2045	1,000	798,256
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2019 A, Ref. RB	5.00%	10/01/2044	1,500	1,651,118
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2045	5,500	6,225,978
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2037	200	232,779
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2038	200	210,896
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2039	125	131,555
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	3.00%	07/15/2040	250	231,828
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2041	100	115,581
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	3.00%	07/15/2043	200	179,891
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2043	200	207,253
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2046	125	128,748
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2046	125	142,981
				13,682,973
Florida-3.49%
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(c)	4.00%	07/01/2037	500	526,944
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(c)	4.00%	07/01/2038	500	525,940
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(c)	4.00%	07/01/2039	500	524,927
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(c)	2.50%	07/01/2040	1,500	1,228,775
Davie (Town of), FL (Nova Southeastern University), Series 2018, Ref. RB	5.00%	04/01/2048	2,000	2,149,710
Escambia (County of), FL Health Facilities Authority, Series 2020, Ref. RB, (INS - AGM)(c)	3.00%	08/15/2050	5,000	4,065,203
Florida (State of) Municipal Loan Council, Series 2011 D, RB(a)(b)	5.50%	06/20/2022	1,500	1,503,276
Florida Development Finance Corp. (UF Health Jacksonville), Series 2022, Ref. RB, (INS - AGM)(c)	4.00%	02/01/2046	2,500	2,503,719
Fort Pierce (City of), FL Utilities Authority, Series 2022 A, Ref. RB, (INS - AGM)(c)	4.00%	10/01/2052	2,500	2,500,554
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2018 F, RB	5.00%	10/01/2048	3,745	4,088,935
JEA Electric System, Series 2013 C, RB	5.00%	10/01/2037	950	959,897
Lakeland (City of), FL (Lakeland Regional Health), Series 2015, RB	5.00%	11/15/2040	1,050	1,081,195
Miami Beach (City of), FL, Series 2015, RB	5.00%	09/01/2045	2,000	2,134,638
Miami Beach (City of), FL, Series 2019, Ref. GO Bonds	4.00%	05/01/2049	6,000	6,164,746
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center), Series 2021, RB	4.00%	11/15/2046	2,190	2,119,914
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center), Series 2021, RB	3.00%	11/15/2051	2,000	1,558,319
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center), Series 2021, RB	4.00%	11/15/2051	2,000	1,889,476
Miami Beach (City of), FL Redevelopment Agency (City Center), Series 2015, Ref. RB	5.00%	02/01/2024	1,000	1,049,027
Miami Beach (City of), FL Redevelopment Agency (City Center), Series 2015, Ref. RB, (INS - AGM)(c)	5.00%	02/01/2040	4,000	4,167,970
Miami-Dade (County of), FL, Series 2012 B, Ref. RB(a)(b)	5.00%	10/01/2022	2,215	2,242,534
Miami-Dade (County of), FL, Series 2017 A, RB	3.38%	10/01/2047	5,000	4,778,485
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2039	150	156,831
Miami-Dade (County of), FL, Series 2021, RB	3.00%	10/01/2040	175	162,767
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2041	200	210,623
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2042	200	209,414
Miami-Dade (County of), FL, Series 2021, RB	3.00%	10/01/2043	250	228,242
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2044	175	182,443
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2046	200	207,213
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2048	250	257,578
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2051	300	308,222
Orlando (City of), FL, Series 2018 B, RB	5.00%	10/01/2048	5,685	6,403,711
Palm Beach (County of), FL Health Facilities Authority (Lifespace Communities, Inc.), Series 2019 B, RB	5.00%	05/15/2053	1,000	996,844
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017 C, RB	5.00%	07/01/2048	2,000	2,213,067
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017, RB	5.00%	07/01/2047	5,000	5,518,900
Tampa (City of), FL, Series 2016 A, RB	5.00%	11/15/2046	1,750	1,827,626
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Tampa (City of), FL (H. Lee Moffitt Cancer Center), Series 2020 B, RB	4.00%	07/01/2045	$2,500	$2,486,956
Tampa (City of), FL (H. Lee Moffitt Cancer Center), Series 2020 B, RB	5.00%	07/01/2050	3,250	3,488,353
				72,622,974
Georgia-1.58%
Atlanta (City of), GA, Series 2018 B, RB	5.00%	11/01/2047	5,000	5,523,997
Burke (County of), GA Development Authority, Series 2012, Ref. RB	2.75%	01/01/2052	2,000	1,555,386
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2020, Ref. RB	5.00%	04/01/2050	850	928,028
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2022, RB	4.00%	04/01/2052	1,000	1,000,216
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.), Series 2020, RB	4.00%	04/01/2050	1,000	1,001,870
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2017 B, Ref. RB	5.50%	02/15/2042	2,000	2,156,783
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	2.50%	02/15/2051	2,000	1,408,715
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	3.00%	02/15/2051	2,000	1,587,404
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	4.00%	02/15/2051	4,000	3,884,096
Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4), Series 2021 A, Ref. RB, (INS - AGM)(c)	5.00%	01/01/2062	4,500	4,850,561
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System), Series 2017, RAC	5.00%	08/01/2047	3,000	3,108,210
Municipal Electric Authority of Georgia, Series 2019 A, Ref. RB	5.00%	01/01/2044	1,000	1,079,712
Municipal Electric Authority of Georgia (Plant Vogtle Units 3&4), Series 2021 A, Ref. RB, (INS - AGM)(c)	5.00%	01/01/2062	2,305	2,484,565
Sandy Springs (City of), GA Public Facilities Authority (City Center), Series 2015, RB(a)(b)	5.00%	05/01/2026	2,000	2,220,581
				32,790,124
Hawaii-0.43%
Honolulu (City & County of), HI, Series 2015 A, GO Bonds	5.00%	10/01/2039	4,000	4,293,729
Honolulu (City & County of), HI, Series 2019 A, RB	5.00%	07/01/2049	1,500	1,670,997
Honolulu (City & County of), HI (Green Bonds), Series 2022 A, RB	4.13%	07/01/2047	3,000	3,069,777
				9,034,503
Illinois-4.73%
Chicago (City of), IL, Series 2017 A, RB, (INS - AGM)(c)	5.25%	01/01/2042	2,500	2,711,298
Chicago (City of), IL, Series 2017 A, RB, (INS - AGM)(c)	4.00%	01/01/2052	7,000	7,070,862
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,000	1,090,485
Chicago (City of), IL, Series 2019 A, GO Bonds	5.00%	01/01/2044	2,000	2,088,923
Chicago (City of), IL, Series 2019 A, GO Bonds	5.50%	01/01/2049	1,500	1,605,246
Chicago (City of), IL (O’Hare International Airport), Series 2015 D, RB	5.00%	01/01/2046	1,250	1,298,327
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB, (INS - AGM)(c)	4.00%	01/01/2053	6,375	6,367,263
Chicago (City of), IL Board of Education, Series 2016, RB	6.00%	04/01/2046	2,000	2,144,060
Chicago (City of), IL Board of Education, Series 2017 B, Ref. GO Bonds(e)	7.00%	12/01/2042	5,000	5,693,972
Chicago (City of), IL Transit Authority, Series 2017, RB, (INS - AGM)(c)	5.00%	12/01/2051	10,000	10,703,446
Du Page (County of), IL (Morton Abroretum), Series 2020, Ref. RB	3.00%	05/15/2047	5,000	4,406,225
Illinois (State of), Series 2020, GO Bonds	5.50%	05/01/2039	1,500	1,624,855
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2047	1,500	1,636,245
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2037	1,550	1,571,669
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2038	1,395	1,404,253
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2039	2,250	2,260,546
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2040	1,350	1,354,011
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2041	1,350	1,351,875
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	3.00%	08/15/2048	1,000	838,878
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2048	1,400	1,385,175
Illinois (State of) Finance Authority (Chicago LLC - University of Chicago), Series 2017 A, RB	5.00%	02/15/2047	1,000	1,009,041
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020 A, Ref. RB	3.00%	05/15/2050	4,000	3,205,410
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020 A, Ref. RB	4.00%	05/15/2050	4,570	4,478,404
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB	5.00%	11/15/2038	1,175	1,218,238
Illinois (State of) Finance Authority (University of Illinois Health Services), Series 2020, RB	4.00%	10/01/2050	1,500	1,435,800
Illinois (State of) Finance Authority (University of Illinois Health Services), Series 2020, RB	4.00%	10/01/2055	1,450	1,376,526
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2042	$5,000	$5,424,950
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2041	4,000	4,507,245
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2045	2,500	2,794,519
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2040	5,200	5,641,398
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	4.00%	01/01/2038	1,000	1,014,829
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	4.00%	01/01/2039	500	506,580
Sales Tax Securitization Corp., Series 2020 A, Ref. RB, (INS - BAM)(c)	5.00%	01/01/2037	1,750	1,960,773
Sales Tax Securitization Corp., Series 2020 A, Ref. RB, (INS - BAM)(c)	4.00%	01/01/2040	2,000	2,027,327
Springfield (City of), IL, Series 2015, Ref. RB, (INS - AGM)(c)	5.00%	03/01/2040	3,000	3,183,649
				98,392,303
Indiana-0.84%
Indiana (State of) Health & Educational Facilities Financing Authority (Ascension Senior Credit Group), Series 2006, Ref. RB	5.00%	11/15/2046	3,000	3,167,434
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2044	5,000	5,600,719
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2049	6,500	7,238,855
Northern Indiana Commuter Transportation District, Series 2016, RB	5.00%	07/01/2041	1,250	1,367,815
				17,374,823
Kansas-0.23%
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2035	2,000	2,159,829
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2016 A, RB	5.00%	09/01/2040	1,000	1,051,428
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2016 A, RB	5.00%	09/01/2045	1,500	1,570,544
				4,781,801
Kentucky-0.19%
Hazard (City of), KY (Appalachian Regional Health), Series 2021, Ref. RB	3.00%	07/01/2046	1,000	829,929
Hazard (City of), KY (Appalachian Regional Health), Series 2021, Ref. RB	4.00%	07/01/2051	1,000	977,445
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.), Series 2017 A, Ref. RB, (INS - AGM)(c)	5.00%	12/01/2045	1,000	1,118,137
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.), Series 2017 A, Ref. RB, (INS - AGM)(c)	5.00%	12/01/2047	1,000	1,013,606
				3,939,117
Louisiana-1.02%
Greater New Orleans Expressway Commission, Series 2017, RB, (INS - AGM)(c)	5.00%	11/01/2042	2,000	2,158,228
Greater New Orleans Expressway Commission, Series 2017, RB, (INS - AGM)(c)	5.00%	11/01/2047	2,000	2,150,084
Jefferson (Parish of), LA Sales Tax District, Series 2019 B, RB, (INS - AGM)(c)	5.00%	12/01/2042	2,750	3,016,809
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Ragin Cajun Facilities, Inc.), Series 2018, RB, (INS - AGM)(c)	5.00%	10/01/2048	3,500	3,805,315
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Woman’s Hospital Foundation), Series 2017 A, Ref. RB	5.00%	10/01/2041	3,285	3,482,999
Louisiana (State of) Public Facilities Authority (LA Children’s Medical Center), Series 2020, RB, (INS - AGM)(c)	3.00%	06/01/2050	6,500	5,309,600
Shreveport (City of), LA, Series 2019 B, RB, (INS - AGM)(c)	4.00%	12/01/2049	1,250	1,273,779
				21,196,814
Maine-0.61%
Maine (State of) Health & Higher Educational Facilities Authority, Series 2020 A, RB	4.00%	07/01/2045	2,000	2,014,418
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2022	500	501,414
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2023	550	567,689
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2024	350	370,058
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2026	400	438,026
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(c)	2.50%	07/01/2029	500	492,677
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2030	425	489,042
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2033	450	511,731
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(c)	4.00%	07/01/2037	375	385,999
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(c)	4.00%	07/01/2039	330	337,359
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(c)	4.00%	07/01/2046	750	751,071
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 A, Ref. RB, (INS - AGM)(c)	4.00%	07/01/2050	1,030	1,024,579
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maine-(continued)
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2020 A, RB	4.00%	07/01/2050	$4,500	$4,508,727
Maine (State of) Turnpike Authority, Series 2020, RB	4.00%	07/01/2045	300	307,394
				12,700,184
Maryland-0.81%
Baltimore (City of), MD (Convention Center Hotel), Series 2017, Ref. RB	5.00%	09/01/2039	1,000	997,841
Baltimore (City of), MD (Convention Center Hotel), Series 2017, Ref. RB	5.00%	09/01/2042	500	486,399
Baltimore (City of), MD (Water), Series 2017 A, RB	5.00%	07/01/2046	9,510	10,241,807
Baltimore (City of), MD (Water), Series 2020 A, RB	5.00%	07/01/2050	600	674,926
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2046	1,000	1,150,992
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2051	1,000	1,145,612
Maryland Stadium Authority (Baltimore City Public Schools), Series 2016, RB(a)(b)	5.00%	05/01/2026	1,900	2,109,551
				16,807,128
Massachusetts-5.87%
Massachusetts (Commonwealth of), Series 2016 A, GO Bonds	5.00%	03/01/2041	7,150	7,423,402
Massachusetts (Commonwealth of), Series 2016 A, GO Bonds	5.00%	03/01/2046	5,000	5,179,078
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	4.00%	12/01/2044	2,900	2,962,645
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2042	4,210	4,631,881
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2043	5,000	5,583,580
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2041	8,000	8,903,255
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.25%	01/01/2044	10,675	12,190,476
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2049	5,000	5,599,923
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2045	2,500	2,870,350
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2050	3,500	3,997,084
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2015 A, RB	5.00%	06/01/2045	3,000	3,196,065
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2018 A, RB	5.25%	06/01/2043	5,000	5,668,728
Massachusetts (Commonwealth of) Development Finance Agency (Wellforce, Inc.), Series 2020 C, Ref. RB, (INS - AGM)(c)	4.00%	10/01/2045	1,500	1,503,652
Massachusetts (State of) Bay Transportation Authority, Series 2015 A, RB	5.00%	07/01/2040	7,145	7,644,854
Massachusetts (State of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2050	5,580	6,104,616
Massachusetts (State of) Development Finance Agency, Series 2021 G, Ref. RB	5.00%	07/01/2050	1,000	1,067,528
Massachusetts (State of) Development Finance Agency (Boston University), Series 2013 X, RB	5.00%	10/01/2048	875	897,416
Massachusetts (State of) Development Finance Agency (Boston University), Series 2016 BB1, RB	5.00%	10/01/2046	4,500	4,802,639
Massachusetts (State of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB	5.00%	12/01/2041	2,665	2,802,677
Massachusetts (State of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB	5.00%	12/01/2046	2,000	2,091,561
Massachusetts (State of) Development Finance Agency (Wellforce, Inc.), Series 2020 C, Ref. RB, (INS - AGM)(c)	3.00%	10/01/2045	3,500	3,086,089
Massachusetts (State of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2037	8,770	9,427,078
Massachusetts (State of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2046	3,075	3,298,901
Massachusetts (State of) Water Resources Authority, Series 2018 B, RB	5.00%	08/01/2043	5,000	5,603,260
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2050	5,000	5,537,047
				122,073,785
Michigan-0.87%
Lansing (City of), MI Board of Water & Light, Series 2021 A, RB	5.00%	07/01/2051	1,000	1,121,265
Michigan (State of) Finance Authority, Series 2019 A, Ref. RB	3.00%	12/01/2049	2,440	2,058,899
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2022, RB	4.00%	12/01/2047	1,100	1,109,166
Michigan (State of) Hospital Finance Authority (Ascension Health Senior Credit Group), Series 2010, Ref. RB	5.00%	11/15/2047	3,000	3,254,860
Michigan State University Board of Trustees, Series 2019 B, RB	5.00%	02/15/2044	1,250	1,370,725
University of Michigan, Series 2017 A, Ref. RB(a)(b)	5.00%	04/01/2027	2,000	2,263,961
University of Michigan, Series 2017 A, Ref. RB(a)(b)	5.00%	04/01/2027	3,100	3,509,140
Walled Lake Consolidated School District, Series 2020, GO Bonds	5.00%	05/01/2050	2,500	2,819,554
Wayne (County of), MI Airport Authority (Detroit Michigan Wayne County Airport), Series 2015 D, RB	5.00%	12/01/2040	500	532,614
				18,040,184
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-0.20%
Duluth (City of), MN Economic Development Authority (St. Luke’s Hospital of Duluth), Series 2022 B, RB	5.25%	06/15/2047	$2,000	$2,149,436
Duluth (City of), MN Economic Development Authority (St. Luke’s Hospital of Duluth), Series 2022 B, RB	5.25%	06/15/2052	1,000	1,068,619
Minnesota (State of) Higher Education Facilities Authority (Bethel University), Series 2017, Ref. RB	5.00%	05/01/2047	1,000	1,017,806
				4,235,861
Missouri-0.83%
Cape Girardeau (County of), MO Industrial Development Authority (South Eastern Health), Series 2017 A, Ref. RB	5.00%	03/01/2036	1,000	1,059,455
Kansas City (City of), MO (Downtown Arena), Series 2016 E, Ref. RB	5.00%	04/01/2040	2,190	2,342,248
Metropolitan St. Louis Sewer District, Series 2016 C, RB(a)	5.00%	05/01/2046	1,000	1,086,703
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2047	750	818,249
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2021 A, Ref. RB	3.00%	07/01/2051	2,500	2,042,335
Missouri (State of) Health & Educational Facilities Authority (Mosaic Health System), Series 2019 A, Ref. RB	4.00%	02/15/2049	5,000	5,017,797
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	4.00%	06/01/2052	5,000	4,951,003
				17,317,790
Montana-0.12%
Missoula (City of), MT, Series 2019 A, RB	4.00%	07/01/2044	2,400	2,435,301
Nebraska-0.16%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	5.00%	02/01/2042	1,000	1,098,614
University of Nebraska Facilities Corp., Series 2021 A, RB	3.00%	07/15/2059	1,000	805,222
University of Nebraska Facilities Corp., Series 2021 A, RB	4.00%	07/15/2059	500	505,061
University of Nebraska Facilities Corp., Series 2021 A, RB	4.00%	07/15/2062	1,000	1,008,590
				3,417,487
Nevada-0.13%
Clark (County of), NV Department of Aviation, Series 2017 A-2, Ref. RB	5.00%	07/01/2040	1,035	1,130,800
Las Vegas Valley Water District, Series 2012 B, GO Bonds(a)(b)	5.00%	06/01/2022	1,650	1,650,000
				2,780,800
New Hampshire-0.18%
New Hampshire (State of) Business Finance Authority (St. Luke’s University Health), Series 2021, RB, (INS - AGM)(c)	3.00%	08/15/2046	2,210	1,893,082
New Hampshire (State of) Business Finance Authority (St. Luke’s University Health), Series 2021, RB, (INS - AGM)(c)	3.00%	08/15/2051	2,200	1,822,383
				3,715,465
New Jersey-1.92%
New Jersey (State of) Economic Development Authority (Social Bonds), Series 2021, RB	4.00%	06/15/2046	1,000	990,717
New Jersey (State of) Economic Development Authority (Social Bonds), Series 2021, RB	4.00%	06/15/2050	1,000	981,561
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB	5.00%	06/15/2043	1,000	1,072,927
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds), Series 2020 A, RB	3.00%	07/01/2050	1,000	764,652
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds), Series 2020 A, RB	4.00%	07/01/2050	2,800	2,637,016
New Jersey (State of) Health Care Facilities Financing Authority (Atlanticare Health System Obligated Group), Series 2021, RB	3.00%	07/01/2046	750	640,279
New Jersey (State of) Health Care Facilities Financing Authority (Atlanticare Health System Obligated Group), Series 2021, RB	3.00%	07/01/2051	1,125	917,204
New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System), Series 2016 A, Ref. RB	5.00%	07/01/2039	1,000	1,070,368
New Jersey (State of) Health Care Facilities Financing Authority (University Hospital), Series 2015 A, RB, (INS - AGM)(c)	5.00%	07/01/2046	3,000	3,093,766
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2038	1,000	1,008,235
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2038	1,000	1,101,663
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2039	1,000	1,006,440
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2039	1,000	1,099,748
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2040	1,000	1,004,854
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2040	$1,000	$1,098,058
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2045	1,000	994,802
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2045	1,000	1,081,788
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	3.00%	06/15/2050	1,000	776,263
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2050	1,000	981,561
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2050	1,000	1,075,986
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2038	1,500	1,513,554
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2039	1,000	1,007,065
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2040	1,000	1,005,326
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2041	1,250	1,254,648
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2042	1,000	1,001,581
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2046	750	743,038
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2040	1,000	1,098,239
New Jersey (State of) Turnpike Authority, Series 2021 A, RB	4.00%	01/01/2042	3,000	3,094,876
New Jersey (State of) Turnpike Authority, Series 2021 A, RB	4.00%	01/01/2051	2,950	3,004,945
Newark (City of), NJ Housing Authority, Series 2016, Ref. RB, (INS - AGM)(c)	5.00%	12/01/2038	2,500	2,714,057
				39,835,217
New Mexico-0.07%
Albuquerque (City of), NM, Series 2020, RB	5.00%	07/01/2046	1,335	1,522,137
New York-22.14%
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(c)	3.00%	04/01/2045	3,000	2,468,711
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(c)	3.00%	04/01/2050	8,750	6,956,369
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(c)	4.00%	04/01/2050	3,000	2,984,234
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	5.00%	07/01/2041	1,000	1,028,608
Dutchess County Local Development Corp. (Vassar College), Series 2017, Ref. RB	5.00%	07/01/2042	3,965	4,309,022
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	5,000	5,356,291
Long Island (City of), NY Power Authority, Series 2012 A, RB	5.00%	09/01/2037	2,860	2,884,792
Long Island (City of), NY Power Authority, Series 2014 A, Ref. RB	5.00%	09/01/2039	2,500	2,616,316
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2042	1,300	1,435,368
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2047	1,000	1,098,724
Metropolitan Transportation Authority, Series 2012 A-1, RB	5.00%	11/15/2040	13,190	13,474,026
Metropolitan Transportation Authority, Series 2012 E, RB, (INS - AGM)(c)	5.00%	11/15/2042	1,510	1,528,433
Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB	5.00%	11/15/2052	7,025	7,377,687
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2051	2,900	2,795,870
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGM)(c)	4.00%	11/15/2050	5,000	4,874,675
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	6,000	6,485,252
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2046	2,350	2,470,987
Monroe County Industrial Development Corp. (University of Rochester), Series 2020 A, RB	4.00%	07/01/2050	2,000	2,002,507
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2051	2,000	2,004,030
Nassau (County of), NY, Series 2019 B, GO Bonds, (INS - AGM)(c)	5.00%	04/01/2049	5,000	5,539,094
New York & New Jersey (States of) Port Authority, Series 2014, RB	5.00%	09/01/2039	6,000	6,349,097
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2045	3,500	3,685,692
New York & New Jersey (States of) Port Authority, Series 2017 200, Ref. RB	5.25%	10/15/2057	2,400	2,660,450
New York & New Jersey (States of) Port Authority, Series 2020-222, Ref. RB	4.00%	07/15/2040	2,000	2,077,179
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2048	6,590	7,333,162
New York (City of), NY, Series 2017 B-1, GO Bonds	5.00%	12/01/2041	4,955	5,379,983
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2038	6,500	7,280,090
New York (City of), NY, Series 2020 BB1, RB	3.00%	06/15/2050	1,000	857,338
New York (City of), NY, Series 2020 BB1, RB	4.00%	06/15/2050	2,000	2,068,540
New York (City of), NY, Series 2020 BB1, RB	5.00%	06/15/2050	1,000	1,136,607
New York (City of), NY, Series 2020 BB-2, Ref. RB	4.00%	06/15/2042	1,000	1,037,466
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2038	6,250	7,028,612
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2047	3,345	3,781,734
New York (City of), NY, Series 2021 BB-1, Ref. RB	5.00%	06/15/2044	9,150	10,545,512
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(c)	3.00%	01/01/2037	1,395	1,247,044
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(c)	2.00%	01/01/2038	$1,500	$1,119,876
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(c)	3.00%	01/01/2039	1,250	1,112,400
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(c)	3.00%	01/01/2040	1,750	1,548,747
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(c)	3.00%	01/01/2046	5,000	4,220,233
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(c)	3.00%	03/01/2049	5,000	3,946,786
New York (City of), NY Municipal Water Finance Authority, Series 2012 FF, RB(a)(b)	5.00%	06/15/2022	1,000	1,001,409
New York (City of), NY Municipal Water Finance Authority, Series 2013 BB, RB	5.00%	06/15/2047	9,640	9,806,613
New York (City of), NY Municipal Water Finance Authority, Series 2013 EE, RB	5.00%	06/15/2047	500	507,960
New York (City of), NY Municipal Water Finance Authority, Series 2015 EE, Ref. RB	5.00%	06/15/2036	600	629,562
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.00%	06/15/2037	5,750	6,335,222
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	5.00%	06/15/2044	5,000	5,599,457
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	5.00%	06/15/2048	3,000	3,419,347
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	4.00%	06/15/2051	5,000	5,178,896
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-1, RB	4.00%	06/15/2049	2,500	2,574,461
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-1, RB	5.00%	06/15/2049	6,165	6,827,079
New York (City of), NY Transitional Finance Authority, Series 2015 B-1, RB	5.00%	08/01/2042	4,330	4,518,610
New York (City of), NY Transitional Finance Authority, Series 2015 S-1, RB	5.00%	07/15/2040	3,000	3,136,222
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2040	5,000	5,183,172
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	3.00%	11/01/2037	9,000	8,332,673
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	4.00%	11/01/2038	3,000	3,141,236
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	3.00%	11/01/2039	4,000	3,632,837
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	4.00%	11/01/2038	5,000	5,259,252
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2038	1,000	1,048,274
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2039	1,000	1,046,333
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2040	1,000	1,043,858
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2041	1,000	1,042,282
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2042	1,500	1,560,300
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2043	1,000	1,037,735
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2046	1,000	1,032,460
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2049	2,000	2,059,275
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	2.25%	02/01/2051	2,000	1,399,290
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	3.00%	02/01/2051	1,125	960,488
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	4.00%	11/01/2036	1,000	1,054,722
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2038	3,000	3,159,017
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2039	3,000	3,152,609
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2040	3,000	3,144,437
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2041	3,000	3,139,234
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2042	3,000	3,132,362
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2044	2,000	2,297,683
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2047	3,000	3,103,498
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2047	3,000	3,431,171
New York (City of), NY Transitional Finance Authority, Subseries 2017 B-1, RB	4.00%	08/01/2041	1,850	1,896,944
New York (City of), NY Transitional Finance Authority, Subseries 2019 S-3A, Ref. RB	5.00%	07/15/2037	1,000	1,106,436
New York (State of) Dormitory Authority, Series 2012 A, RB(a)(b)	5.00%	07/01/2022	5,000	5,015,912
New York (State of) Dormitory Authority, Series 2014 E, Ref. RB	5.00%	02/15/2044	1,905	2,015,422
New York (State of) Dormitory Authority, Series 2020 A, RB	3.00%	07/01/2048	4,000	3,229,428
New York (State of) Dormitory Authority, Series 2020 A, RB	4.00%	07/01/2053	4,000	4,025,525
New York (State of) Dormitory Authority (Columbia University), Series 2016 A-2, RB	5.00%	10/01/2046	500	542,557
New York (State of) Dormitory Authority (Columbia University), Series 2018 B, Ref. RB	5.00%	10/01/2038	5,000	5,601,233
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	5.00%	07/01/2050	6,500	7,420,880
New York (State of) Dormitory Authority (Fordham University), Series 2016 A, Ref. RB	5.00%	07/01/2041	750	804,172
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2050	2,000	1,979,513
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	5.00%	02/15/2048	5,000	5,564,487
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	5.00%	07/01/2040	3,235	3,363,884
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority (Maimonides Medical Center), Series 2020, RB, (CEP - Federal Housing Administration)	3.00%	02/01/2050	$2,000	$1,692,052
New York (State of) Dormitory Authority (New School (The)), Series 2015, Ref. RB	5.00%	07/01/2045	1,000	1,032,348
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	1,000	1,046,953
New York (State of) Dormitory Authority (New York University), Series 2012 A, RB(a)(b)	5.00%	07/01/2022	1,200	1,203,819
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2042	7,000	7,906,685
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	4.00%	07/01/2046	1,750	1,775,176
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	5.00%	07/01/2051	5,000	5,732,313
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2022, Ref. RB	4.25%	05/01/2052	6,000	6,025,499
New York (State of) Dormitory Authority (St. John’s University), Series 2021 A, Ref. RB	4.00%	07/01/2048	1,750	1,734,335
New York (State of) Dormitory Authority (State University of New York), Series 2019 A, RB	4.00%	07/01/2049	1,000	1,016,750
New York (State of) Dormitory Authority (Wagner College), Series 2022, Ref. RB	5.00%	07/01/2057	2,000	2,032,109
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	3.25%	11/15/2060	3,620	2,960,450
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(c)	4.00%	11/15/2047	1,500	1,542,335
New York (State of) Thruway Authority, Series 2016 A, RB	5.25%	01/01/2056	4,000	4,276,118
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGM)(c)	4.00%	01/01/2040	5,000	5,188,530
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2049	3,400	2,803,550
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2040	2,000	2,152,259
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2045	3,000	3,208,941
New York Liberty Development Corp., Series 2021 1, Ref. RB	3.00%	02/15/2042	2,000	1,741,708
New York Liberty Development Corp., Series 2021 1, Ref. RB	4.00%	02/15/2043	2,000	2,035,642
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park), Series 2019, Ref. RB	2.80%	09/15/2069	1,500	1,403,735
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	2.75%	11/15/2041	2,000	1,666,132
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	2.88%	11/15/2046	5,000	4,069,698
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	3.00%	11/15/2051	1,000	812,728
New York State Environmental Facilities Corp., Series 2020, Ref. RB	4.00%	06/15/2045	2,000	2,087,914
New York State Environmental Facilities Corp., Series 2020, Ref. RB	4.00%	06/15/2049	5,500	5,719,495
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	4.00%	06/15/2047	5,000	5,277,557
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2051	5,000	5,802,777
New York State Urban Development Corp., Series 2013 A-1, RB	5.00%	03/15/2043	1,000	1,018,130
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2041	1,000	1,125,316
New York State Urban Development Corp., Series 2020 A, RB	3.00%	03/15/2050	2,000	1,733,341
New York State Urban Development Corp., Series 2020, Ref. RB	3.00%	03/15/2040	1,000	911,720
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2037	1,000	1,077,575
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2038	1,000	1,076,449
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2039	2,500	2,494,327
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2040	4,550	4,514,408
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2041	1,000	987,828
Oneida County Local Development Corp. (Mohawk Valley Health System), Series 2019, Ref. RB, (INS - AGM)(c)	3.00%	12/01/2044	1,555	1,359,789
Triborough Bridge & Tunnel Authority, Series 2015 A, RB	5.00%	11/15/2040	525	559,723
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2041	4,000	4,359,180
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2046	3,000	3,251,762
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2038	1,500	1,639,779
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	5.00%	05/15/2051	3,000	3,389,057
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2051	3,000	3,407,594
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2042	5,000	5,776,379
Triborough Bridge & Tunnel Authority, Subseries 2021 B-1, Ref. RB	5.00%	05/15/2056	5,000	5,620,584
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017 C-2, RB	5.00%	11/15/2042	9,675	10,570,996
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	4.00%	11/15/2048	2,500	2,555,032
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2037	785	878,045
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2054	1,500	1,676,557
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	4.00%	11/15/2056	$1,500	$1,518,381
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2056	1,500	1,681,822
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2043	1,000	1,152,282
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2044	1,000	1,149,894
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2047	1,000	1,146,480
				460,183,011
North Carolina-0.68%
Charlotte (City of), NC, Series 2021 A, Ref. RB	3.00%	07/01/2046	750	648,867
Charlotte (City of), NC, Series 2021 A, Ref. RB	4.00%	07/01/2051	750	767,559
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2017 A, RB	5.00%	07/01/2047	2,000	2,168,089
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2019 A, RB	5.00%	07/01/2049	1,750	1,928,509
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2022 A, RB	4.00%	07/01/2052	3,500	3,585,588
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2015 B, Ref. RB(a)(b)	5.00%	10/01/2025	3,000	3,286,531
North Carolina (State of) Medical Care Commission, Series 2020 A, RB	3.00%	07/01/2045	1,000	859,154
North Carolina (State of) Medical Care Commission (Forest at Duke (The)), Series 2021, RB	4.00%	09/01/2041	300	297,597
North Carolina (State of) Medical Care Commission (Forest at Duke (The)), Series 2021, RB	4.00%	09/01/2046	300	291,804
North Carolina (State of) Medical Care Commission (Forest at Duke (The)), Series 2021, RB	4.00%	09/01/2051	300	287,981
				14,121,679
North Dakota-0.21%
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB, (INS - AGM)(c)	3.00%	12/01/2046	325	278,145
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB, (INS - AGM)(c)	3.00%	12/01/2051	500	391,077
University of North Dakota, Series 2015 A, COP, (INS - AGM)(c)	3.00%	06/01/2061	4,500	3,651,092
				4,320,314
Ohio-2.64%
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB	5.00%	02/15/2041	2,000	2,126,769
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB	5.00%	02/15/2046	2,000	2,109,581
Franklin (County of), OH Convention Facilities Authority (Greater Columbus Convention Center), Series 2019, RB	5.00%	12/01/2051	1,000	1,019,794
Hamilton (County of), OH (Cincinnati Children’s Hospital), Series 2019 CC, RB	5.00%	11/15/2049	5,900	7,056,818
Miami University, Series 2020 A, Ref. RB	4.00%	09/01/2045	3,500	3,542,864
Montgomery (County of), OH (Dayton Children’s Hospital), Series 2021, Ref. RB	4.00%	08/01/2046	600	596,223
Montgomery (County of), OH (Dayton Children’s Hospital), Series 2021, Ref. RB	4.00%	08/01/2051	1,000	982,389
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	3.00%	08/01/2051	3,770	2,963,805
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	4.00%	08/01/2051	2,280	2,274,501
North Royalton City School District, Series 2017, GO Bonds	5.00%	12/01/2047	5,000	5,285,988
Ohio (State of), Series 2020 A, Ref. RB	4.00%	01/15/2050	2,250	2,258,538
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2046	500	568,654
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2051	1,000	1,132,181
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2044	10,000	11,350,424
Ohio State University (The), Series 2014 A, RB	5.00%	12/01/2039	11,100	11,678,388
				54,946,917
Oklahoma-0.76%
Grand River Dam Authority, Series 2014 A, RB	5.00%	06/01/2039	3,500	3,673,087
Oklahoma (State of) Turnpike Authority, Second Series 2017 C, RB	5.00%	01/01/2047	1,660	1,803,716
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2042	5,000	5,387,460
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	5.00%	01/01/2043	2,000	2,181,495
University of Oklahoma (The), Series 2021 A, RB, (INS - AGM)(c)	5.00%	07/01/2046	2,500	2,807,952
				15,853,710
Oregon-1.70%
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB, (INS - AGM)(c)	4.00%	08/15/2045	7,000	7,002,204
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB, (INS - AGM)(c)	3.00%	08/15/2050	5,000	4,065,204
Oregon (State of) (Article XI-G OHSU), Series 2017 H, GO Bonds	5.00%	08/01/2042	5,000	5,519,975
Oregon (State of) (Article XI-Q State), Series 2017 A, GO Bonds	5.00%	05/01/2042	2,500	2,748,813
Oregon (State of) Facilities Authority (Legacy Health), Series 2022 A, Ref. RB	5.00%	06/01/2052	2,500	2,726,565
Oregon (State of) Facilities Authority (Reed College), Series 2017, Ref. RB(a)(b)	5.00%	07/01/2027	1,000	1,134,835
Oregon (State of) Facilities Authority (Willamette University), Series 2021 A, Ref. RB	4.00%	10/01/2051	2,000	1,931,549
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-(continued)
University of Oregon, Series 2015 A, RB	5.00%	04/01/2045	$7,515	$7,856,816
University of Oregon, Series 2020 A, RB	5.00%	04/01/2050	2,000	2,250,282
				35,236,243
Pennsylvania-3.99%
Allegheny (County of), PA, Series 2020 C-78, GO Bonds	4.00%	11/01/2045	3,875	3,982,369
Allegheny (County of), PA, Series 2020 C-78, GO Bonds	4.00%	11/01/2049	5,000	5,104,480
Berks (County of), PA Industrial Development Authority (Tower Health), Series 2017, Ref. RB	3.75%	11/01/2042	1,000	785,208
Bucks (County of), PA Industrial Development Authority (St. Luke’s University Health Network), Series 2021, RB	3.00%	08/15/2053	3,110	2,416,963
Chester (County of), PA Health & Education Facilities Authority (Main Line Health System), Series 2020 A, RB	4.00%	09/01/2050	5,000	5,013,250
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2042	1,000	1,092,166
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	5.00%	04/01/2050	2,500	2,713,528
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2046	2,000	2,164,379
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2051	2,000	2,149,211
Lancaster (County of), PA Hospital Authority (University of Pennsylvania), Series 2016, Ref. RB	5.00%	08/15/2046	1,500	1,586,504
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019, Ref. RB	4.00%	07/01/2049	1,000	1,001,304
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC), Series 2018 A, Ref. COP	5.00%	07/01/2043	250	275,831
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2021 A, Ref. RB	3.00%	10/15/2046	12,090	9,966,350
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2021 A, Ref. RB	4.00%	10/15/2051	10,555	10,457,519
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2022 A, Ref. RB	4.00%	02/15/2042	3,500	3,545,258
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2017 A, RB	5.00%	08/15/2046	2,000	2,191,541
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2018 A, RB	5.00%	02/15/2048	1,410	1,556,295
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2021 A, Ref. RB	5.00%	08/15/2044	1,000	1,098,355
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2012 B, RB(a)(b)	5.00%	12/01/2022	1,985	2,020,654
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2014 A, RB	5.00%	12/01/2044	1,375	1,427,347
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2014 B, RB	5.25%	12/01/2039	5,000	5,223,551
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2014 C, RB	5.00%	12/01/2044	1,200	1,245,685
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.25%	12/01/2048	5,000	5,424,194
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2043	100	99,415
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2044	100	99,019
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2045	100	98,578
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2046	100	98,148
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2050	100	97,159
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	5.00%	12/01/2047	1,000	1,118,672
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	4.00%	12/01/2051	1,000	1,009,505
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2045	1,500	1,680,733
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2050	2,400	2,676,769
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2042	1,950	2,060,327
Westmoreland (County of), PA Industrial Development Authority (Excela Health), Series 2020 A, Ref. RB	4.00%	07/01/2037	1,400	1,402,201
				82,882,468
Rhode Island-0.10%
Rhode Island Health & Educational Building Corp. (Providence College), Series 2017, RB	5.00%	11/01/2047	2,000	2,168,109
South Carolina-1.49%
South Carolina (State of) Public Service Authority, Series 2013 E, RB	5.00%	12/01/2048	4,660	4,770,974
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2039	2,000	2,078,514
South Carolina (State of) Public Service Authority, Series 2015 E, RB	5.25%	12/01/2055	2,500	2,625,457
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2037	7,000	7,415,890
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	4.00%	12/01/2040	500	506,458
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	3.00%	12/01/2041	1,085	935,659
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	4.00%	12/01/2042	500	503,639
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2043	$500	$546,984
South Carolina (State of) Public Service Authority, Series 2021 B, RB	5.00%	12/01/2051	1,250	1,369,292
South Carolina (State of) Public Service Authority, Series 2022 A, RB	5.00%	12/01/2044	2,000	2,210,879
South Carolina (State of) Public Service Authority, Series 2022 A, RB	4.00%	12/01/2047	8,000	7,944,083
				30,907,829
Tennessee-0.74%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board (Vanderbilt University), Series 2016, RB	5.00%	07/01/2040	3,000	3,184,829
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board (Vanderbilt University), Series 2017 A, RB	4.00%	07/01/2047	1,250	1,233,548
Metropolitan Nashville Airport Authority (The), Series 2015 A, RB	5.00%	07/01/2045	1,500	1,580,609
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 A, RB	5.00%	05/15/2046	1,000	1,144,944
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2046	2,750	2,891,537
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2017 A, RB	5.00%	07/01/2048	2,000	2,118,811
Tennessee (State of) School Bond Authority, Series 2017, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2047	3,000	3,295,464
				15,449,742
Texas-9.56%
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2041	1,000	1,086,629
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2045	1,000	1,081,695
Austin (City of), TX, Series 2017 A, RB	5.00%	11/15/2041	2,320	2,507,881
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2049	5,000	5,537,178
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2045	500	559,320
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2050	730	812,262
Central Texas Regional Mobility Authority, Series 2020 E, RB	5.00%	01/01/2045	1,000	1,086,959
Central Texas Regional Mobility Authority, Series 2020 E, RB	4.00%	01/01/2050	1,000	1,005,743
Central Texas Regional Mobility Authority, Series 2021 B, RB	5.00%	01/01/2046	1,000	1,091,668
Central Texas Regional Mobility Authority, Series 2021 B, RB	4.00%	01/01/2051	1,000	1,004,751
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2017, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2042	8,500	8,836,223
Dallas (City of), TX, Series 2017, RB	5.00%	10/01/2046	6,000	6,677,251
El Paso (City of), TX, Series 2022, RB	5.00%	03/01/2046	5,000	5,689,574
Friendswood Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	2.00%	02/15/2051	1,000	639,595
Grand Parkway Transportation Corp., Series 2018 A, RB	5.00%	10/01/2043	10,000	10,905,061
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2022 A, Ref. RB	4.13%	07/01/2052	8,100	8,205,319
Harris County Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2045	1,000	1,025,662
Harris County Toll Road Authority (The), Series 2021, Ref. RB	3.00%	08/15/2050	1,000	837,933
Harris County Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2050	1,000	1,017,375
Harris County-Houston Sports Authority, Series 2014 A, Ref. RB	5.00%	11/15/2053	3,950	4,106,266
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2043	3,500	3,554,962
Houston (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	3,500	3,981,419
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2049	3,000	3,021,753
Hutto (City of), TX, Series 2017, GO Bonds, (INS - AGM)(c)	5.00%	08/01/2057	5,000	5,460,685
Lamar Consolidated Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	5,000	5,474,180
Lamar Consolidated Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	5,000	5,135,259
Leander Independent School District, Series 2020 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	1,000	1,049,556
Lower Colorado River Authority, Series 2013, Ref. RB	5.00%	05/15/2039	1,000	1,020,598
Lower Colorado River Authority, Series 2015, Ref. RB	5.00%	05/15/2040	500	529,203
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2044	2,000	2,165,845
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2046	1,250	1,380,917
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2051	1,250	1,375,164
Mesquite Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	5,000	5,479,245
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Mesquite Independent School District, Series 2020 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	$4,000	$4,176,798
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB(f)	5.00%	07/01/2046	1,000	750,000
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB(f)	5.00%	07/01/2051	1,000	750,000
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University), Series 2014 A, RB, (INS - AGM)(c)	5.00%	04/01/2046	1,250	1,292,782
North Texas Tollway Authority, Series 2015 B, Ref. RB	5.00%	01/01/2040	2,500	2,533,572
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2039	1,800	1,924,586
North Texas Tollway Authority, Series 2018, Ref. RB	5.00%	01/01/2048	5,000	5,401,877
Prosper Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	1,000	1,098,387
Prosper Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	2,000	2,258,219
Richardson Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	2,285	2,457,982
Rockwall Independent School District, Series 2016, GO Bonds(a)(b)	5.00%	02/15/2025	2,045	2,206,972
San Antonio (City of), TX, Series 2017, RB	5.00%	02/01/2047	5,000	5,443,875
San Antonio (City of), TX, Series 2020, RB	5.00%	02/01/2049	4,000	4,494,928
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2046	500	562,343
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2049	500	558,851
San Antonio (City of), TX Water System, Series 2018 A, Ref. RB	5.00%	05/15/2043	2,500	2,771,981
San Antonio (City of), TX Water System, Series 2020 A, Ref. RB	5.00%	05/15/2050	3,000	3,378,418
San Antonio (City of), TX Water System, Series 2020 C, RB	5.00%	05/15/2046	5,000	5,664,685
San Antonio Education Facilities Corp. (University of the Incarnate Word), Series 2021, Ref. RB	4.00%	04/01/2046	750	715,465
San Antonio Education Facilities Corp. (University of the Incarnate Word), Series 2021, Ref. RB	4.00%	04/01/2051	750	705,443
San Jacinto College District, Series 2019 A, GO Bonds	5.00%	02/15/2049	2,000	2,238,803
San Jacinto River Authority (Groundwater Reduction Plan Division), Series 2011, RB, (INS - AGM)(c)	5.00%	10/01/2037	1,000	1,001,643
Socorro Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	4,000	4,097,697
Spring Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	2,000	2,186,472
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016, Ref. RB	5.00%	11/15/2045	750	785,963
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	4.00%	10/01/2042	330	334,856
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	4.00%	10/01/2047	275	275,117
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	4.00%	10/01/2052	425	420,793
Texas (State of) (Water Financial Assistance), Series 2022 B, Ref. GO Bonds	5.00%	08/01/2039	2,000	2,154,921
Texas (State of) (Water Financial Assistance), Series 2022 B, Ref. GO Bonds	5.00%	08/01/2040	2,000	2,153,654
Texas (State of) (Water Financial Assistance), Series 2022 B, Ref. GO Bonds	5.00%	08/01/2041	2,000	2,152,389
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2015 C, Ref. RB	5.00%	08/15/2042	2,500	2,565,954
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2045	3,910	4,187,004
Texas (State of) Water Development Board, Series 2016, RB	5.00%	10/15/2046	1,000	1,088,938
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2047	4,975	5,489,769
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2049	4,000	4,478,216
Ysleta Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	2,500	2,726,847
Ysleta Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	08/15/2056	7,500	7,928,042
				198,757,373
Utah-0.63%
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2043	1,000	1,149,263
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2044	1,000	1,147,050
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2045	875	1,001,598
Salt Lake (City of), UT, Series 2017 B, RB	5.00%	07/01/2042	2,000	2,155,987
Salt Lake (City of), UT, Series 2017 B, RB	5.00%	07/01/2047	4,000	4,287,683
Salt Lake (City of), UT, Series 2018 B, RB	5.00%	07/01/2048	3,000	3,246,897
				12,988,478
Virginia-0.43%
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB	5.00%	07/01/2051	3,395	3,553,582
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	4.00%	05/15/2042	3,000	3,007,647
Lynchburg Economic Development Authority, Series 2017 A, Ref. RB	5.00%	01/01/2047	1,000	1,045,098
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group), Series 2020, Ref. RB	3.00%	07/01/2045	1,650	1,417,604
				9,023,931
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-1.96%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2041	$6,500	$7,111,154
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2046	3,000	3,802,974
King & Snohomish Counties School District No. 417 Northshore, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	2,000	2,249,807
Pierce County School District No. 403 Bethel, Series 2021, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2023	3,500	3,617,818
Snohomish (County of), WA Public Utility District No. 1, Series 2015, RB	5.00%	12/01/2040	1,000	1,079,774
Snohomish (County of), WA Public Utility District No. 1, Series 2021 A, RB	5.00%	12/01/2051	1,000	1,151,381
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2038	5,000	5,502,833
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2041	4,855	5,327,615
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2055	3,000	3,218,225
Washington (State of) Health Care Facilities Authority (Seattle Children’s Hospital), Series 2015, Ref. RB	5.00%	10/01/2038	5,000	5,483,426
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	4.00%	08/15/2042	1,000	979,764
Washington (State of) Higher Education Facilities Authority (Seattle University), Series 2020, RB	4.00%	05/01/2050	1,200	1,205,526
				40,730,297
Wisconsin-1.17%
Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB	5.00%	03/01/2041	5,000	5,338,340
Public Finance Authority (UNC Health Southeastern), Series 2021, Ref. RB	4.00%	02/01/2046	3,000	2,888,294
Public Finance Authority (UNC Health Southeastern), Series 2021, Ref. RB	4.00%	02/01/2051	3,000	2,850,554
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2021, RB	3.00%	08/15/2051	500	410,585
Wisconsin (State of) Health & Educational Facilities Authority (Children’s Hospital), Series 2017, Ref. RB	4.00%	08/15/2047	3,185	3,185,711
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2022, Ref. RB	4.00%	12/01/2046	1,360	1,368,476
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2022, Ref. RB	4.00%	12/01/2051	2,500	2,511,027
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group), Series 2015, Ref. RB	5.00%	08/15/2039	1,500	1,540,864
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, Ref. RB, (INS - AGM)(c)	3.00%	06/01/2045	5,000	4,241,751
				24,335,602
TOTAL INVESTMENTS IN SECURITIES(g)-99.06% (Cost $2,184,933,343)				2,059,434,092
OTHER ASSETS LESS LIABILITIES-0.94%				19,487,074
NET ASSETS-100.00%				$2,078,921,166

See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
May 31, 2022
(Unaudited)
Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RAC	-Revenue Anticipation Certificates
RB	-Revenue Bonds
Ref.	-Refunding
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Security subject to crossover refunding.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2022 represented less than 1% of the Fund’s Net Assets.
(f)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2022 was $1,500,000, which represented less than 1% of the Fund’s Net Assets.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	9.63%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco New York AMT-Free Municipal Bond ETF (PZT)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-96.13%
Guam-0.91%
Guam (Territory of) Power Authority, Series 2012 A, Ref. RB(a)	5.00%	10/01/2030	$1,000	$1,011,591
New York-95.22%
Battery Park (City of), NY Authority (Sustainability Bonds), Series 2019, RB	4.00%	11/01/2044	1,000	1,025,345
Battery Park (City of), NY Authority (Sustainability Bonds), Series 2019, RB	5.00%	11/01/2049	2,500	2,860,776
Brooklyn Arena Local Development Corp. (Barclays Center), Series 2016 A, Ref. RB	5.00%	07/15/2042	2,000	2,105,052
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(b)	3.00%	04/01/2045	1,000	822,904
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	5.00%	07/01/2041	1,000	1,028,608
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	5.00%	07/01/2046	500	520,916
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	450	482,066
Long Island (City of), NY Power Authority, Series 2014 A, Ref. RB	5.00%	09/01/2044	2,000	2,083,729
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-1, RB	5.25%	11/15/2056	1,000	1,049,697
Metropolitan Transportation Authority (Green Bonds), Series 2019 A-2, RB, (INS - AGM)(b)	5.00%	11/15/2044	800	861,579
Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB, (INS - AGM)(b)	4.00%	11/15/2049	500	488,752
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	1,000	1,080,875
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2046	1,500	1,577,226
Monroe County Industrial Development Corp. (University of Rochester), Series 2020 A, RB	4.00%	07/01/2050	500	500,627
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2051	1,240	1,242,499
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.25%	10/15/2055	1,000	1,057,350
New York & New Jersey (States of) Port Authority, Series 2021, Ref. RB	4.00%	07/15/2040	500	521,323
New York & New Jersey (States of) Port Authority, Series 2021, Ref. RB	4.00%	07/15/2041	750	780,752
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2048	1,500	1,669,157
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2047	1,000	1,095,463
New York (City of), NY, Series 2017 B-1, GO Bonds	4.00%	12/01/2043	2,000	2,049,568
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2038	1,000	1,102,991
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2039	2,000	2,235,128
New York (City of), NY, Series 2020 BB1, RB	3.00%	06/15/2050	1,000	857,338
New York (City of), NY, Series 2020 BB1, RB	4.00%	06/15/2050	1,000	1,034,270
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2043	1,000	1,118,398
New York (City of), NY, Series 2020 GG-1, RB	5.00%	06/15/2050	1,000	1,129,573
New York (City of), NY, Subseries 2017 A-1, GO Bonds	5.00%	08/01/2038	500	542,154
New York (City of), NY, Subseries 2018 D1, GO Bonds	5.00%	12/01/2042	1,000	1,109,882
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2046	125	149,952
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(b)	3.00%	03/01/2049	2,000	1,578,715
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.25%	06/15/2037	1,000	1,123,427
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-1, RB	3.63%	06/15/2048	2,000	1,940,579
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-1, RB	4.00%	06/15/2049	1,000	1,026,966
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	5.00%	06/15/2048	2,000	2,279,565
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	4.00%	06/15/2051	1,000	1,035,779
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	5.00%	06/15/2051	1,000	1,137,421
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2043	1,000	1,073,558
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2043	1,500	1,623,422
New York (City of), NY Transitional Finance Authority, Series 2018 B-1, RB	5.00%	08/01/2045	1,000	1,085,268
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	4.00%	07/15/2046	1,000	1,022,272
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2037	1,000	1,106,436
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2048	1,000	866,516
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	4.00%	11/01/2037	1,000	1,054,749
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	5.00%	02/01/2037	1,000	1,158,349
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	4.00%	11/01/2037	1,500	1,578,369
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2043	2,000	2,082,820
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2042	190	207,006
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2038	1,000	1,082,375
New York (State of) Dormitory Authority, Series 2020 A, RB	4.00%	07/01/2050	2,000	2,016,277
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	3.00%	03/15/2049	1,000	865,825
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(b)(c)	4.25%	10/01/2051	500	517,878
New York (State of) Dormitory Authority (Bid Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2043	1,000	1,091,527
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	4.00%	02/15/2044	4,000	4,096,710
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority (Catholic Health System Obligated Group), Series 2019 A, Ref. RB	4.00%	07/01/2045	$500	$418,412
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	5.00%	07/01/2050	1,000	1,141,674
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2050	500	494,878
New York (State of) Dormitory Authority (Maimonides Medical Center), Series 2020, RB, (CEP - Federal Housing Administration)	3.00%	02/01/2050	1,110	939,089
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017 1, Ref. RB	4.00%	07/01/2047	2,000	2,019,731
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	500	523,476
New York (State of) Dormitory Authority (New York University), Series 2001-1, RB, (INS - AMBAC)(b)	5.50%	07/01/2040	500	632,073
New York (State of) Dormitory Authority (Rockefeller University) (Green Bonds), Series 2019 B, RB	5.00%	07/01/2050	500	557,903
New York (State of) Dormitory Authority (State University of New York), Series 2019 A, RB	4.00%	07/01/2049	1,785	1,814,898
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(b)	4.00%	11/15/2052	4,000	4,095,964
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2046	1,000	1,061,332
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2049	2,000	1,649,147
New York (State of) Utility Debt Securitization Authority, Series 2013, RB	5.00%	12/15/2041	1,500	1,558,311
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2040	1,885	2,028,504
New York Liberty Development Corp., Series 2021 1, Ref. RB	4.00%	02/15/2043	1,000	1,017,821
New York State Environmental Facilities Corp., Series 2016, Ref. RB	5.00%	06/15/2041	1,000	1,093,396
New York State Environmental Facilities Corp. (State Clean Water & Drinking Water), Series 2021, RB	3.00%	06/15/2040	1,000	918,153
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2041	1,000	1,125,316
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2044	2,000	2,056,349
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2039	500	498,865
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2042	1,000	986,423
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2043	500	559,888
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2046	1,470	1,593,363
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2037	1,000	1,094,394
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2038	1,000	1,093,186
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	4.00%	05/15/2046	2,000	2,060,616
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2052	1,000	1,165,489
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2037	500	559,264
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2051	2,500	2,813,901
Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2038	2,000	2,247,869
				106,655,444
TOTAL INVESTMENTS IN SECURITIES(d)-96.13% (Cost $113,490,520)				107,667,035
OTHER ASSETS LESS LIABILITIES-3.87%				4,339,114
NET ASSETS-100.00%				$112,006,149

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
(d)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	7.29%
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
May 31, 2022
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Preferred ETF (PGX)
May 31, 2022
(Unaudited)
	Shares	Value
Preferred Stocks-98.85%
Automobiles-1.27%
Ford Motor Co.
Pfd., 6.00%(b)	1,494,100	$37,531,792
Pfd., 6.20%(b)	1,399,360	35,851,603
		73,383,395
Banks-35.43%
Associated Banc-Corp.
Series F, Pfd., 5.63%(b)	80,249	1,908,321
Series E, Pfd., 5.88%(b)	191,641	4,735,449
Bank of America Corp.
Series PP, Pfd., 4.13%(b)	2,026,012	39,405,933
Series QQ, Pfd., 4.25%(b)	2,576,880	50,893,380
Series NN, Pfd., 4.38%(b)	2,380,011	47,290,819
Series SS, Pfd., 4.75%(b)	468,603	10,590,428
Series LL, Pfd., 5.00%(b)	2,693,828	60,341,747
Series KK, Pfd., 5.38%(b)	3,037,295	70,860,092
Series HH, Pfd., 5.88%(b)	1,848,812	46,516,110
Series GG, Pfd., 6.00%(b)	2,701,622	69,485,718
Bank of Hawaii Corp., Series A, Pfd., 4.38%(b)	339,782	6,703,899
Bank OZK, Series A, Pfd., 4.63%(b)	633,461	12,726,231
Cadence Bank, Series A, Pfd., 5.50%(b)	370,168	8,554,582
Citigroup, Inc.
Series K, Pfd., 6.88%(c)	3,846,827	99,709,756
Series J, Pfd., 7.13%(c)	564,298	14,824,108
Citizens Financial Group, Inc.
Series E, Pfd., 5.00%(b)	831,837	18,483,418
Series D, Pfd., 6.35%(b)(c)	565,227	14,469,811
Cullen/Frost Bankers, Inc., Series B, Pfd., 4.45%(b)	273,377	5,754,586
Dime Community Bancshares, Inc., Pfd., 5.50%(b)	191,013	4,169,814
Fifth Third Bancorp
Series K, Pfd., 4.95%(b)	472,014	10,979,046
Series A, Pfd., 6.00%(b)	213,026	5,421,512
Series I, Pfd., 6.63%(b)(c)	963,566	25,245,429
First Citizens BancShares, Inc.
Series A, Pfd., 5.38%(b)	620,772	14,495,026
Series C, Pfd., 5.63%(b)	357,388	8,573,738
First Horizon Corp.
Series F, Pfd., 4.70%(b)	277,309	6,061,975
Series D, Pfd., 6.10%(b)(c)	183,942	4,661,090
Pfd., 6.50%	267,331	6,910,506
First Republic Bank
Series M, Pfd., 4.00%(b)	1,403,969	25,566,275
Series K, Pfd., 4.13%(b)	966,622	17,660,184
Series L, Pfd., 4.25%(b)	1,455,686	27,628,920
Series N, Pfd., 4.50%(b)	1,281,740	25,378,452
Series J, Pfd., 4.70%(b)	692,174	14,328,002
Series H, Pfd., 5.13%(b)	366,183	8,250,103
Series I, Pfd., 5.50%(b)	589,256	14,478,020
Fulton Financial Corp., Series A, Pfd., 5.13%(b)	392,230	8,652,594
Hancock Whitney Corp., Pfd., 6.25%(b)	338,892	8,780,692
Huntington Bancshares, Inc.
Series H, Pfd., 4.50%(b)	891,500	18,213,345
Series C, Pfd., 5.70%(b)	370,776	9,020,980
	Shares	Value
Banks-(continued)
JPMorgan Chase & Co.
Series MM, Pfd., 4.20%(b)	4,041,732	$80,470,884
Series JJ, Pfd., 4.55%(b)	3,070,129	63,582,372
Series LL, Pfd., 4.63%	3,734,739	78,466,866
Series GG, Pfd., 4.75%(b)	1,765,594	38,631,197
Series DD, Pfd., 5.75%(b)	3,058,544	77,687,018
Series EE, Pfd., 6.00%(b)	2,810,599	73,131,786
KeyCorp
Series G, Pfd., 5.63%(b)	803,875	20,410,386
Series F, Pfd., 5.65%(b)	784,945	19,498,034
Series E, Pfd., 6.13%(b)(c)	984,527	25,696,155
M&T Bank Corp., Series H, Pfd., 5.63%(b)(c)	515,191	12,993,117
Old National Bancorp
Series A, Pfd., 7.00%(b)	195,619	5,105,656
Series C, Pfd., 7.00%(b)	109,217	2,813,430
Regions Financial Corp.
Series E, Pfd., 4.45%(b)	760,373	14,583,954
Series C, Pfd., 5.70%(b)(c)	911,926	22,095,967
Series B, Pfd., 6.38%(b)(c)	928,429	24,027,743
Signature Bank, Series A, Pfd., 5.00%(b)	1,345,436	27,958,160
Silvergate Capital Corp., Series A, Pfd., 5.38%(b)	366,285	7,120,580
SVB Financial Group, Series A, Pfd., 5.25%(b)	640,324	15,150,066
Synovus Financial Corp.
Series E, Pfd., 5.88%(b)(c)	670,144	17,075,269
Series D, Pfd., 6.30%(b)(c)	403,523	10,237,379
Texas Capital Bancshares, Inc., Series B, Pfd., 5.75%(b)	547,301	12,582,450
Truist Financial Corp.
Series R, Pfd., 4.75%	1,756,007	36,630,306
Series O, Pfd., 5.25%(b)	1,102,927	25,654,082
U.S. Bancorp
Series L, Pfd., 3.75%(b)	814,938	14,840,021
Series M, Pfd., 4.00%(b)	1,401,214	26,721,151
Series O, Pfd., 4.50%(b)	310,446	6,612,500
Series K, Pfd., 5.50%(b)	1,216,585	30,718,771
Valley National Bancorp
Series B, Pfd., 5.50%(b)(c)	151,106	3,478,460
Series A, Pfd., 6.25%(c)	193,150	4,967,818
Washington Federal, Inc., Series A, Pfd., 4.88%(b)	522,402	11,121,939
Webster Financial Corp., Series F, Pfd., 5.25%(b)	305,217	7,346,573
Wells Fargo & Co.
Series DD, Pfd., 4.25%(b)	2,428,959	45,251,506
Series CC, Pfd., 4.38%(b)	2,049,262	39,017,948
Series AA, Pfd., 4.70%(b)	2,203,508	45,039,704
Series Z, Pfd., 4.75%(b)	3,807,434	78,928,107
Series Y, Pfd., 5.63%(b)	1,161,914	28,432,036
Series Q, Pfd., 5.85%(b)(c)	3,122,105	73,993,889
Series R, Pfd., 6.63%(b)(c)	1,513,972	39,105,897
Western Alliance Bancorporation, Series A, Pfd., 4.25%(b)(c)	573,969	13,143,890
Wintrust Financial Corp.
Series D, Pfd., 6.50%(b)(c)	231,656	5,904,911
Series E, Pfd., 6.88%(b)(c)	543,685	14,619,690
Zions Bancorporation N.A., Series G, Pfd., 6.30%(b)(c)	92,638	2,397,471
		2,050,975,230
See accompanying notes which are an integral part of this schedule.

Invesco Preferred ETF (PGX)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Capital Markets-10.15%
Affiliated Managers Group, Inc.
Pfd., 4.20%(b)	383,944	$7,264,221
Pfd., 4.75%(b)	472,231	9,964,074
Pfd., 5.88%(b)	562,186	14,195,197
Apollo Asset Management, Inc.
Series A, Pfd., 6.38%(b)	521,326	12,897,605
Series B, Pfd., 6.38%(b)	574,396	14,756,233
Brookfield Finance I (UK) PLC, Pfd., 4.50% (Canada)(b)	411,785	7,939,215
Brookfield Finance, Inc., Series 50, Pfd., 4.63% (Canada)	731,730	14,224,831
Charles Schwab Corp. (The)
Series J, Pfd., 4.45%(b)	1,215,157	25,749,177
Series D, Pfd., 5.95%(b)	1,332,095	33,755,287
Goldman Sachs Group, Inc. (The)
Series J, Pfd., 5.50%(b)(c)	981,871	23,712,185
Series K, Pfd., 6.38%(b)(c)	1,291,688	33,545,137
Morgan Stanley
Series O, Pfd., 4.25%(b)	2,576,883	50,403,832
Series L, Pfd., 4.88%(b)	1,083,440	24,301,559
Series K, Pfd., 5.85%(b)(c)	1,848,487	47,690,965
Series I, Pfd., 6.38%(b)(c)	2,036,777	53,180,248
Series F, Pfd., 6.88%(c)	1,251,225	32,982,291
Series E, Pfd., 7.13%(b)(c)	1,558,545	41,504,053
Northern Trust Corp., Series E, Pfd., 4.70%(b)	725,304	16,631,221
Oaktree Capital Group LLC
Series B, Pfd., 6.55%	467,523	11,865,734
Series A, Pfd., 6.63%	375,369	9,402,993
Prospect Capital Corp., Series A, Pfd., 5.35%(b)	321,578	6,473,365
State Street Corp.
Series G, Pfd., 5.35%(b)(c)	924,186	23,502,050
Series D, Pfd., 5.90%(b)(c)	1,343,576	33,293,813
Stifel Financial Corp.
Series D, Pfd., 4.50%(b)	611,775	12,382,326
Pfd., 5.20%(b)	456,785	10,652,226
Series C, Pfd., 6.13%(b)	386,549	9,675,321
Series B, Pfd., 6.25%(b)	227,814	5,709,019
		587,654,178
Chemicals-0.15%
EI du Pont de Nemours and Co., Series B, Pfd., 4.50%(b)	88,894	8,516,045
Commercial Services & Supplies-0.34%
Pitney Bowes, Inc., Pfd., 6.70%(b)	897,707	19,498,196
Consumer Finance-3.37%
Capital One Financial Corp.
Series N, Pfd., 4.25%(b)	768,346	14,368,070
Series L, Pfd., 4.38%(b)	1,364,773	25,453,017
Series K, Pfd., 4.63%(b)	178,181	3,560,056
Series J, Pfd., 4.80%(b)	2,346,959	47,971,842
Series I, Pfd., 5.00%(b)	2,749,009	59,351,104
Navient Corp., Pfd., 6.00%(b)	644,132	15,265,929
Synchrony Financial, Series A, Pfd., 5.63%(b)	1,381,550	29,261,229
		195,231,247
Diversified Financial Services-2.23%
Brookfield BRP Holdings Canada, Inc.
Pfd., 4.63% (Canada)	642,001	12,230,119
Pfd., 4.88% (Canada)(b)	395,220	8,050,631
Carlyle Finance LLC, Pfd., 4.63%(b)	939,664	18,802,677
	Shares	Value
Diversified Financial Services-(continued)
Equitable Holdings, Inc.
Series C, Pfd., 4.30%(b)	608,729	$11,724,121
Series A, Pfd., 5.25%(b)	1,485,393	33,584,736
KKR Group Finance Co. IX LLC, Pfd., 4.63%(b)	969,124	20,080,249
National Rural Utilities Cooperative Finance Corp., Pfd., 5.50%(b)	466,975	11,711,733
Voya Financial, Inc., Series B, Pfd., 5.35%(b)(c)	532,607	12,851,807
		129,036,073
Diversified Telecommunication Services-5.01%
AT&T, Inc.
Series C, Pfd., 4.75%(b)	3,360,286	68,684,246
Series A, Pfd., 5.00%(b)	2,228,181	48,329,246
Pfd., 5.35%(b)	2,435,532	61,131,853
Pfd., 5.63%(b)	1,526,250	39,148,313
Qwest Corp.
Pfd., 6.50%(b)	1,851,204	44,873,185
Pfd., 6.75%(b)	1,130,920	27,662,303
		289,829,146
Electric Utilities-6.13%
Alabama Power Co., Series A, Pfd., 5.00%(b)	460,717	11,513,318
BIP Bermuda Holdings I Ltd., Pfd., 5.13% (Canada)(b)	353,176	7,660,387
Brookfield Infrastructure Finance ULC, Pfd., 5.00% (Canada)	414,806	8,495,227
Duke Energy Corp.
Pfd., 5.63%(b)	995,916	25,674,714
Series A, Pfd., 5.75%(b)	1,731,042	44,885,919
Entergy Arkansas LLC, Pfd., 4.88%(b)	585,685	13,992,015
Entergy Louisiana LLC, Pfd., 4.88%(b)	534,074	12,977,998
Entergy Mississippi LLC, Pfd., 4.90%(b)	528,910	12,857,802
Entergy New Orleans LLC, Pfd., 5.50%(b)	530,481	13,325,683
Georgia Power Co., Series 2017-A, Pfd., 5.00%(b)	531,586	13,364,072
NextEra Energy Capital Holdings, Inc., Series N, Pfd., 5.65%(b)	1,263,481	32,458,827
SCE Trust II, Pfd., 5.10%(b)	206,672	4,356,646
SCE Trust III, Series H, Pfd., 5.75%(b)(c)	511,889	11,927,014
SCE Trust IV, Series J, Pfd., 5.38%(c)	730,798	15,880,241
SCE Trust V, Series K, Pfd., 5.45%(b)(c)	646,749	15,521,976
SCE Trust VI, Pfd., 5.00%	957,199	19,708,727
Southern Co. (The)
Series C, Pfd., 4.20%(b)	1,434,042	28,250,627
Series 2020, Pfd., 4.95%(b)	1,837,070	41,958,679
Pfd., 5.25%(b)	815,810	19,889,448
		354,699,320
Equity REITs-7.26%
Agree Realty Corp., Series A, Pfd., 4.25%(b)	345,415	6,400,540
American Homes 4 Rent
Series G, Pfd., 5.88%, (Acquired 07/10/2017 - 06/03/2019; Cost $4,511,128)(b)(d)	180,720	4,510,771
Series H, Pfd., 6.25%, (Acquired 09/12/2018 - 06/03/2019; Cost $4,508,253)(d)	179,525	4,655,083
Digital Realty Trust, Inc.
Series L, Pfd., 5.20%(b)	636,825	15,767,787
Series J, Pfd., 5.25%(b)	485,981	11,979,432
Series K, Pfd., 5.85%(b)	358,796	9,414,807

See accompanying notes which are an integral part of this schedule.

Invesco Preferred ETF (PGX)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Equity REITs-(continued)
Diversified Healthcare Trust
Pfd., 5.63%(b)	673,074	$13,124,943
Pfd., 6.25%(b)	461,102	9,489,479
EPR Properties, Series G, Pfd., 5.75%, (Acquired 11/20/2017 - 11/05/2021; Cost $8,799,965)(b)(d)	356,743	7,891,155
Federal Realty Investment Trust, Series C, Pfd., 5.00%, (Acquired 09/25/2017 - 01/11/2022; Cost $8,007,001)(b)(d)	315,038	7,731,032
Global Net Lease, Inc.
Series B, Pfd., 6.88%(b)	22,331	532,818
Series A, Pfd., 7.25%(b)	258,419	6,289,918
Hudson Pacific Properties, Inc., Series C, Pfd., 4.75%(b)	790,070	15,453,769
Kimco Realty Corp.
Series L, Pfd., 5.13%(b)	421,058	10,429,607
Series M, Pfd., 5.25%(b)	477,849	11,860,212
Office Properties Income Trust, Pfd., 6.38%(b)	300,790	7,516,742
PS Business Parks, Inc.
Series Z, Pfd., 4.88%(b)	588,136	11,921,517
Series Y, Pfd., 5.20%, (Acquired 11/30/2017 - 07/21/2021; Cost $9,994,047)(b)(d)	394,281	8,331,158
Series X, Pfd., 5.25%, (Acquired 09/13/2017 - 09/01/2021; Cost $12,135,253)(b)(d)	480,311	10,489,992
Public Storage
Series N, Pfd., 3.88%(b)	568,542	10,910,321
Series O, Pfd., 3.90%	374,152	7,071,473
Series Q, Pfd., 3.95%(b)	288,872	5,503,012
Series P, Pfd., 4.00%	1,231,518	23,706,721
Series R, Pfd., 4.00%(b)	629,854	12,137,287
Series S, Pfd., 4.10%(b)	780,000	15,342,600
Series M, Pfd., 4.13%(b)	448,776	9,217,859
Series L, Pfd., 4.63%(b)	926,361	20,963,549
Series J, Pfd., 4.70%(b)	72,006	1,648,937
Series K, Pfd., 4.75%(b)	339,360	8,093,736
Series I, Pfd., 4.88%(b)	321,394	7,629,894
Series G, Pfd., 5.05%(b)	918,577	22,863,381
Series F, Pfd., 5.15%(b)	559,982	14,016,349
Series H, Pfd., 5.60%(b)	492,517	12,967,973
SITE Centers Corp., Series A, Pfd., 6.38%(b)	263,786	6,689,613
SL Green Realty Corp., Series I, Pfd., 6.50%	421,616	10,827,099
Spirit Realty Capital, Inc., Series A, Pfd., 6.00%(b)	354,382	9,001,303
Vornado Realty Trust
Series O, Pfd., 4.45%(b)	721,078	13,534,634
Series M, Pfd., 5.25%(b)	632,533	13,485,604
Series N, Pfd., 5.25%(b)	516,191	11,077,459
Series L, Pfd., 5.40%(b)	424,018	9,553,126
		420,032,692
Gas Utilities-0.32%
South Jersey Industries, Inc., Pfd., 5.63%(b)	368,856	6,668,917
Spire, Inc., Series A, Pfd., 5.90%(b)	466,223	11,725,508
		18,394,425
Independent Power and Renewable Electricity Producers-0.14%
Brookfield Renewable Partners L.P., Series 17, Pfd., 5.25% (Canada)	368,288	8,187,042
	Shares	Value
Insurance-15.20%
AEGON Funding Co. LLC, Pfd., 5.10% (Netherlands)(b)	1,721,610	$39,786,407
Allstate Corp. (The)
Series I, Pfd., 4.75%(b)	559,592	13,586,894
Pfd., 5.10%(b)(c)	812,395	20,529,222
Series H, Pfd., 5.10%(b)	2,116,265	51,150,125
Series G, Pfd., 5.63%(b)	1,126,290	28,945,653
American Equity Investment Life Holding Co.
Series A, Pfd., 5.95%(b)(c)	718,377	17,830,117
Series B, Pfd., 6.63%(b)(c)	558,962	14,359,734
American Financial Group, Inc.
Pfd., 4.50%(b)	391,840	8,361,866
Pfd., 5.13%(b)	396,562	9,287,482
Pfd., 5.63%(b)	267,253	6,590,459
Pfd., 5.88%(b)	168,888	4,367,444
American International Group, Inc., Series A, Pfd., 5.85%(b)	920,477	23,628,645
Arch Capital Group Ltd.
Series G, Pfd., 4.55%(b)	942,734	18,703,843
Series F, Pfd., 5.45%(b)	607,638	14,425,326
Argo Group International Holdings Ltd., Pfd., 7.00%(b)(c)	213,895	5,392,293
Argo Group U.S., Inc., Pfd., 6.50%(b)	238,640	5,755,997
Aspen Insurance Holdings Ltd.
Pfd., 5.63% (Bermuda)(b)	482,362	11,841,987
Pfd., 5.63% (Bermuda)(b)	470,074	11,324,083
Pfd., 5.95% (Bermuda)(c)	480,266	12,001,847
Assurant, Inc., Pfd., 5.25%(b)	389,203	8,702,579
Athene Holding Ltd.
Series D, Pfd., 4.88%(b)	1,090,356	22,624,887
Series B, Pfd., 5.63%(b)	613,433	14,710,123
Series A, Pfd., 6.35%(c)	1,616,875	42,345,956
Series C, Pfd., 6.38%(b)(c)	1,139,440	29,511,496
AXIS Capital Holdings Ltd., Series E, Pfd., 5.50%	1,068,396	25,075,254
Brighthouse Financial, Inc.
Series D, Pfd., 4.63%(b)	631,869	12,011,830
Series C, Pfd., 5.38%(b)	974,924	21,857,796
Pfd., 6.25%(b)	768,680	19,462,978
Series A, Pfd., 6.60%(b)	779,331	19,872,940
Series B, Pfd., 6.75%(b)	728,342	18,572,721
CNO Financial Group, Inc., Pfd., 5.13%(b)	313,921	6,520,139
Enstar Group Ltd.
Series D, Pfd., 7.00%(b)(c)	791,272	20,003,356
Series E, Pfd., 7.00%(b)	187,615	4,722,270
Globe Life, Inc., Pfd., 4.25%(b)	612,841	12,115,867
Hartford Financial Services Group, Inc. (The), Series G, Pfd., 6.00%(b)	613,222	16,048,020
Kemper Corp., Pfd., 5.88%(b)(c)	80,466	1,993,143
MetLife, Inc.
Series F, Pfd., 4.75%(b)	1,771,444	41,363,217
Series E, Pfd., 5.63%(b)	1,588,886	40,866,148
PartnerRe Ltd., Series J, Pfd., 4.88% (Bermuda)(b)	333,451	7,332,587
Prudential Financial, Inc.
Pfd., 4.13%(b)	897,114	19,189,268
Pfd., 5.63%(b)	1,106,524	28,548,319
Reinsurance Group of America, Inc.
Pfd., 5.75%(b)(c)	746,503	19,453,868
Pfd., 6.20%(b)(c)	252,576	6,332,080

See accompanying notes which are an integral part of this schedule.

Invesco Preferred ETF (PGX)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Insurance-(continued)
RenaissanceRe Holdings Ltd.
Series G, Pfd., 4.20% (Bermuda)(b)	927,818	$17,322,362
Series F, Pfd., 5.75% (Bermuda)(b)	456,662	11,147,119
Selective Insurance Group, Inc., Series B, Pfd., 4.60%(b)	392,401	8,150,169
SiriusPoint Ltd., Series B, Pfd., 8.00% (Bermuda)(b)(c)	356,855	9,367,444
Unum Group, Pfd., 6.25%(b)	597,386	14,719,591
W.R. Berkley Corp.
Pfd., 4.13%(b)	533,520	10,755,763
Pfd., 4.25%	501,008	9,950,019
Pfd., 5.10%(b)	558,321	12,953,047
Pfd., 5.70%	334,465	8,461,964
		879,933,744
Internet & Direct Marketing Retail-1.21%
Qurate Retail, Inc., Pfd., 8.00%	583,734	39,577,165
QVC, Inc.
Pfd., 6.25%	930,153	20,761,015
Pfd., 6.38%(b)	409,401	9,608,642
		69,946,822
Leisure Products-0.44%
Brunswick Corp.
Pfd., 6.38%(b)	413,949	10,849,603
Pfd., 6.50%(b)	328,691	8,486,802
Pfd., 6.63%(b)	230,540	6,141,585
		25,477,990
Multi-Utilities-3.72%
Algonquin Power & Utilities Corp.
Series 19-A, Pfd., 6.20% (Canada)(c)	650,544	16,745,003
Pfd., 6.88% (Canada)(b)(c)	551,610	14,297,731
Brookfield Infrastructure Partners L.P.
Series 14, Pfd., 5.00% (Canada)	440,949	8,598,506
Series 13, Pfd., 5.13% (Canada)	390,238	7,828,174
CMS Energy Corp.
Series C, Pfd., 4.20%(b)	424,984	8,223,440
Pfd., 5.63%(b)	394,247	9,950,794
Pfd., 5.88%(b)	513,589	13,163,286
Pfd., 5.88%(b)	1,220,090	31,026,889
DTE Energy Co.
Pfd., 4.38%(b)	442,132	8,780,742
Series G, Pfd., 4.38%(b)	357,241	7,251,992
Series E, Investment Units Pfd., 5.25%(b)	765,239	18,725,398
Integrys Holding, Inc., Pfd., 6.00%(c)	452,261	11,066,827
NiSource, Inc., Series B, Pfd., 6.50%(b)(c)	943,525	24,475,038
Sempra Energy, Pfd., 5.75%(b)	1,404,564	35,184,328
		215,318,148
Oil, Gas & Consumable Fuels-1.76%
DCP Midstream L.P.
Series B, Pfd., 7.88%(c)	306,708	7,489,809
Series C, Pfd., 7.95%(c)	212,513	5,272,447
Enbridge, Inc., Series B, Pfd., 6.38% (Canada)(c)	285,049	7,180,384
Energy Transfer L.P.
Series C, Pfd., 7.38%(c)	444,188	9,634,438
Series E, Pfd., 7.60%(c)	1,454,415	35,356,829
Series D, Pfd., 7.63%(c)	808,019	18,996,527
	Shares	Value
Oil, Gas & Consumable Fuels-(continued)
NuStar Energy L.P.
Series B, Pfd., 7.63%(c)	598,670	$12,572,070
Series C, Pfd., 9.00%(c)	221,666	5,517,267
		102,019,771
Real Estate Management & Development-0.94%
Brookfield Property Partners L.P.
Series A, Pfd., 5.75%	458,185	8,980,426
Series A-2, Pfd., 6.38%	584,685	12,342,700
Series A-1, Pfd., 6.50%	333,619	7,332,946
Brookfield Property Preferred L.P., Pfd., 6.25%	1,216,102	25,817,845
		54,473,917
Textiles, Apparel & Luxury Goods-0.06%
Fossil Group, Inc., Pfd., 7.00%(b)	145,487	3,304,010
Thrifts & Mortgage Finance-0.43%
New York Community Bancorp, Inc., Series A, Pfd., 6.38%(b)(c)	958,912	25,113,905
Trading Companies & Distributors-1.47%
Air Lease Corp., Series A, Pfd., 6.15%(b)(c)	491,283	11,594,279
Fortress Transportation and Infrastructure Investors LLC
Series B, Pfd., 8.00%(c)	252,886	6,043,975
Series A, Pfd., 8.25%(c)	185,654	4,691,477
Series C, Pfd., 8.25%(c)	184,618	4,781,606
Triton International Ltd.
Series E, Pfd., 5.75% (Bermuda)(b)	343,084	7,949,256
Pfd., 6.88% (Bermuda)(b)	231,036	6,006,936
Pfd., 7.38% (Bermuda)(b)	339,583	8,713,700
Pfd., 8.00% (Bermuda)(b)	262,963	7,039,520
WESCO International, Inc., Series A, Pfd., 10.63%(b)(c)	998,744	28,034,744
		84,855,493
Wireless Telecommunication Services-1.82%
Telephone and Data Systems, Inc.
Series VV, Pfd., 6.00%(b)	1,319,199	27,887,867
Series UU, Pfd., 6.63%(b)	723,659	17,186,901
United States Cellular Corp.
Pfd., 5.50%(b)	960,192	19,923,984
Pfd., 5.50%	954,044	19,796,413
Pfd., 6.25%(b)	906,600	20,625,150
		105,420,315
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.85% (Cost $6,500,198,158)		5,721,301,104
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.40%
Invesco Private Government Fund, 0.74%(e)(f)(g)	76,653,207	76,653,207

See accompanying notes which are an integral part of this schedule.

Invesco Preferred ETF (PGX)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.87%(e)(f)(g)	178,204,981	$178,222,805
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $254,861,426)		254,876,012
TOTAL INVESTMENTS IN SECURITIES-103.25% (Cost $6,755,059,584)		5,976,177,116
OTHER ASSETS LESS LIABILITIES-(3.25)%		(188,108,499)
NET ASSETS-100.00%		$5,788,068,617

Investment Abbreviations:
Pfd.	-Preferred
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2022.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Restricted security. The aggregate value of these securities at May 31, 2022 was $43,609,191, which represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$80,379,198	$681,683,800	$(762,062,998)	$-	$-	$-	$15,793
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	49,524,522	170,064,441	(142,935,756)	-	-	76,653,207	54,799*
Invesco Private Prime Fund	121,799,880	386,059,710	(329,604,776)	14,585	(46,594)	178,222,805	180,897*
Total	$251,703,600	$1,237,807,951	$(1,234,603,530)	$14,585	$(46,594)	$254,876,012	$251,489

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Taxable Municipal Bond ETF (BAB)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-96.62%
Alabama-0.63%
Auburn University, Series 2020 C, RB	2.53%	06/01/2040	$7,500	$5,611,646
Auburn University, Series 2020 C, RB	2.68%	06/01/2050	5,000	3,462,319
Birmingham (City of), AL Water Works Board, Series 2021, Ref. RB	2.51%	01/01/2036	1,000	825,520
Birmingham (City of), AL Water Works Board, Series 2021, Ref. RB	2.61%	01/01/2037	1,000	820,755
Birmingham (City of), AL Water Works Board, Series 2021, Ref. RB	2.71%	01/01/2038	1,000	816,833
				11,537,073
Alaska-0.01%
Alaska (State of) Municipal Bond Bank Authority, Series 2021 2, Ref. RB	3.03%	12/01/2041	150	123,247
Arizona-1.78%
Arizona (State of) Department of Transportation State Highway Fund Revenue, Series 2020, Ref. RB	2.46%	07/01/2030	2,560	2,315,540
Flagstaff (City of), AZ, Series 2020 A, COP	3.01%	05/01/2040	5,000	4,217,790
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2021 B, RB	3.17%	09/01/2051	3,000	2,241,122
Scottsdale (City of), AZ, Series 2020, Ref. GO Bonds	0.61%	07/01/2025	1,565	1,459,532
Scottsdale Municipal Property Corp., Series 2021 B, Ref. RB	1.23%	07/01/2028	5,000	4,481,577
Tempe (City of), AZ, Series 2021, COP	2.59%	07/01/2037	2,950	2,301,825
Tucson (City of), AZ, Series 2010, RB	5.79%	07/01/2026	1,275	1,380,048
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	0.24%	07/01/2022	2,000	1,997,898
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	0.31%	07/01/2023	2,000	1,949,611
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	0.46%	07/01/2024	2,000	1,889,420
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	0.83%	07/01/2025	750	693,723
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	1.31%	07/01/2027	1,000	890,438
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	1.70%	07/01/2029	500	431,507
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	1.93%	07/01/2031	2,000	1,670,228
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	2.86%	07/01/2047	2,000	1,495,852
Yuma (City of), AZ, Series 2021, RB	2.63%	07/15/2038	4,000	3,243,524
				32,659,635
Arkansas-0.01%
University of Arkansas, Series 2021 B, RB	3.10%	12/01/2041	150	118,705
California-24.20%
Bay Area Toll Authority, Series 2010 S1, RB	6.79%	04/01/2030	1,880	2,112,620
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-1, RB	7.04%	04/01/2050	3,605	4,857,490
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-3, RB	6.91%	10/01/2050	3,025	4,057,017
California (State of), Series 2009, GO Bonds	7.50%	04/01/2034	11,460	15,053,889
California (State of), Series 2009, GO Bonds	7.55%	04/01/2039	18,860	26,011,680
California (State of), Series 2009, GO Bonds	7.30%	10/01/2039	14,160	18,675,196
California (State of), Series 2009, GO Bonds	7.35%	11/01/2039	8,505	11,275,357
California (State of), Series 2010, GO Bonds	7.63%	03/01/2040	4,500	6,196,066
California (State of), Series 2010, GO Bonds	7.60%	11/01/2040	7,500	10,544,749
California (State of), Series 2018, Ref. GO Bonds	4.50%	04/01/2033	9,850	10,093,393
California (State of) Department of Water Resources (Central Valley), Series 2020, Ref. RB	1.77%	12/01/2034	7,510	5,708,080
California (State of) Department of Water Resources (Central Valley), Series 2020, Ref. RB	1.79%	12/01/2035	5,325	3,948,758
California (State of) Earthquake Authority, Series 2020 B, RB	1.48%	07/01/2023	1,100	1,085,182
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	1.24%	10/01/2027	1,000	893,887
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	1.47%	10/01/2028	1,000	882,110
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	1.60%	10/01/2029	1,000	867,172
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	1.69%	10/01/2030	1,000	851,801
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	1.84%	10/01/2031	1,000	842,292
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	2.72%	10/01/2040	1,000	786,770
California (State of) Infrastructure & Economic Development Bank, Series 2020 A, Ref. RB	2.79%	10/01/2043	1,500	1,129,716
California (State of) Infrastructure & Economic Development Bank (UCSF Neurosciences Building 19A), Series 2010 A, RB	6.49%	05/15/2049	1,000	1,211,516
California (State of) Municipal Finance Authority (FBI San Diego), Series 2020, RB	2.52%	10/01/2035	4,900	3,822,480
California (State of) Public Works Board (California State University), Series 2010 B-2, RB	7.80%	03/01/2035	800	1,016,768
California (State of) Statewide Communities Development Authority (Green Bonds), Series 2021, Ref. RB	2.68%	02/01/2039	1,850	1,407,882
California (State of) Statewide Communities Development Authority (Marin General Hospital), Series 2018 B, RB	4.82%	08/01/2045	2,000	2,005,661
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California State University, Series 2010 B, RB	6.48%	11/01/2041	$900	$1,067,935
California State University, Series 2020 B, Ref. RB	2.98%	11/01/2051	5,000	4,068,478
California State University, Series 2021 B, Ref. RB	2.80%	11/01/2041	10,000	7,670,916
California State University, Series 2021 B, Ref. RB	2.72%	11/01/2052	5,000	3,918,870
Carson (City of), CA (Carson Pension Obligation), Series 2020, RB	3.70%	01/15/2044	3,000	2,541,078
Chula Vista (City of), CA, Series 2021, RB, (INS - BAM)(a)	2.81%	06/01/2045	1,000	703,276
Coast Community College District, Series 2022, Ref. GO Bonds	2.98%	08/01/2039	1,000	799,887
Downey (City of), CA, Series 2021, RB	2.85%	06/01/2040	750	587,893
Downey (City of), CA, Series 2021, RB	3.00%	06/01/2044	550	403,976
East Bay Municipal Utility District Wastewater System Revenue, Series 2010, RB	5.03%	06/01/2032	3,000	3,338,356
East Bay Municipal Utility District Water System Revenue, Series 2010, RB	5.87%	06/01/2040	3,000	3,592,698
El Segundo (City of), CA, Series 2021, RB	3.06%	07/01/2040	1,500	1,175,499
Fresno (City of), CA, Series 2010 A2, Ref. RB	6.50%	06/01/2030	2,000	2,231,341
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	3.49%	06/01/2036	1,000	852,097
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	3.71%	06/01/2041	9,480	7,720,084
Golden State Tobacco Securitization Corp., Series 2021, Ref. RB	3.12%	06/01/2038	12,500	10,555,494
Hayward Unified School District, Series 2020, Ref. GO Bonds, (INS - AGM)(a)	2.87%	08/01/2040	4,000	3,324,705
Hesperia Unified School District, Series 2020, Ref. COP, (INS - AGM)(a)	3.05%	02/01/2041	3,000	2,323,653
Huntington Beach (City of), CA, Series 2021, Ref. RB	0.38%	06/15/2023	500	487,165
Huntington Beach (City of), CA, Series 2021, Ref. RB	0.62%	06/15/2024	1,500	1,415,251
Huntington Beach (City of), CA, Series 2021, Ref. RB	1.07%	06/15/2025	2,000	1,841,938
Inglewood (City of), CA, Series 2020, RB, (INS - AGM)(a)	3.92%	09/01/2050	6,000	4,933,102
Jurupa Community Services District, Series 2010 B, COP	6.35%	09/01/2025	1,030	1,128,332
Jurupa Community Services District, Series 2010 B, COP	6.50%	09/01/2026	1,070	1,205,092
Jurupa Community Services District, Series 2010 B, COP	6.60%	09/01/2027	1,125	1,300,115
Jurupa Community Services District, Series 2010 B, COP	6.70%	09/01/2028	1,170	1,386,116
Jurupa Community Services District, Series 2010 B, COP	7.19%	09/01/2040	2,000	2,745,044
Long Beach (City of), CA, Series 2009 C, RB	7.77%	06/01/2039	250	250,897
Los Angeles (City of), CA, Series 2022 B, RB	3.86%	06/01/2032	1,500	1,457,252
Los Angeles (City of), CA Department of Water & Power, Series 2009 C, RB	5.38%	07/01/2024	500	524,053
Los Angeles (City of), CA Department of Water & Power, Series 2009 C, RB	6.01%	07/01/2039	2,270	2,582,696
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB	6.57%	07/01/2045	6,000	7,803,671
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB	6.60%	07/01/2050	1,715	2,273,367
Los Angeles Community College District, Series 2010, GO Bonds	6.60%	08/01/2042	3,000	3,870,144
Los Angeles Community College District, Series 2020, Ref. GO Bonds	0.77%	08/01/2025	14,500	13,474,650
Los Angeles Community College District, Series 2020, Ref. GO Bonds	1.81%	08/01/2030	5,000	4,332,139
Los Angeles Community College District, Series 2020, Ref. GO Bonds	2.83%	08/01/2039	3,500	2,873,831
Los Angeles Unified School District, Series 2010 J-05, GO Bonds	5.98%	05/01/2027	500	549,230
Montebello (City of), CA, Series 2020, RB, (INS - AGM)(a)	4.06%	06/01/2039	6,000	5,497,196
Monterey Park (City of), CA, Series 2021 A, RB	3.02%	06/01/2043	2,500	1,988,894
Municipal Improvement Corp. of Los Angeles, Series 2021 A, Ref. RB	0.42%	11/01/2023	1,000	963,753
Municipal Improvement Corp. of Los Angeles, Series 2021 A, Ref. RB	0.68%	11/01/2024	1,000	931,797
Municipal Improvement Corp. of Los Angeles, Series 2021 A, Ref. RB	0.95%	11/01/2025	1,000	904,468
Napa Valley Unified School District, Series 2010 B, GO Bonds	6.51%	08/01/2043	3,000	3,648,472
Northern California Power Agency, Series 2010, RB	7.31%	06/01/2040	1,000	1,209,921
Oakland (Port of), CA, Series 2020 R, Ref. RB	0.82%	05/01/2023	595	585,601
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.08%	05/01/2024	515	495,546
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.18%	05/01/2025	600	563,904
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.52%	05/01/2026	600	557,179
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.67%	05/01/2027	875	798,823
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.95%	05/01/2028	700	631,956
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.05%	05/01/2029	1,000	884,530
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.10%	05/01/2030	500	433,601
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.20%	05/01/2031	375	320,451
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.30%	05/01/2032	850	716,200
Oxnard School District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	2.63%	08/01/2041	8,040	6,259,250
Paramount Unified School District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	3.27%	08/01/2051	5,000	3,773,336
Pasadena (City of), CA, Series 2020 A, Ref. RB	3.24%	05/01/2045	5,000	4,209,608
Pomona (City of), CA, Series 2020 BJ, RB	3.72%	08/01/2040	3,250	2,929,861
Pomona (City of), CA, Series 2020 BJ, RB	3.82%	08/01/2046	1,500	1,321,474
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Rancho Santiago Community College District, Series 2020 A-1, Ref. GO Bonds	0.96%	09/01/2026	$5,500	$4,967,179
Rancho Water District Financing Authority, Series 2021 A, Ref. RB	2.60%	08/01/2040	850	674,200
Rancho Water District Financing Authority, Series 2021 A, Ref. RB	2.70%	08/01/2046	1,475	1,108,893
Regents of the University of California Medical Center, Series 2009 F, RB	6.46%	05/15/2029	445	492,749
Regents of the University of California Medical Center, Series 2009 F, RB	6.58%	05/15/2049	4,335	5,406,968
Riverside (City of), CA, Series 2009 B, RB	6.35%	10/01/2039	500	624,409
Riverside (City of), CA (Riverside Pension Obligation), Series 2020 A, RB	3.86%	06/01/2045	2,000	1,813,983
San Bernardino Community College District, Series 2021, Ref. GO Bonds	2.69%	08/01/2041	1,000	781,073
San Bernardino Community College District, Series 2021, Ref. GO Bonds	2.79%	08/01/2045	1,000	756,063
San Bernardino Community College District, Series 2021, Ref. GO Bonds	2.86%	08/01/2049	1,000	736,429
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, Ref. RB	4.23%	10/15/2038	2,000	1,916,028
San Diego (County of), CA Water Authority (Green Bonds), Series 2020 A, Ref. RB	0.59%	05/01/2024	2,000	1,915,430
San Diego (County of), CA Water Authority (Green Bonds), Series 2020 A, Ref. RB	0.74%	05/01/2025	2,000	1,867,198
San Francisco (City & County of), CA, Series 2020 C, GO Bonds	2.83%	06/15/2050	1,325	1,018,871
San Francisco (City & County of), CA, Series 2020 C, GO Bonds	3.08%	06/15/2060	1,000	777,503
San Francisco (City & County of), CA (525 Golden Gate Avenue - San Francisco Public Utilities Commission Office), Series 2009 D, COP	6.49%	11/01/2041	3,000	3,714,971
San Francisco (City & County of), CA (Clean & Safe Neighborhood Parks), Series 2010 D, GO Bonds	6.26%	06/15/2030	3,850	4,610,066
San Francisco (City & County of), CA (San Francisco General Hospital), Series 2010 C, GO Bonds	6.26%	06/15/2030	1,500	1,796,130
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 C, Ref. RB	3.35%	05/01/2051	2,000	1,542,765
San Francisco (City of), CA Municipal Transportation Agency, Series 2021 A, Ref. RB	2.80%	03/01/2044	500	364,587
San Francisco (City of), CA Public Utilities Commission, Series 2010 B, RB	6.00%	11/01/2040	2,245	2,610,286
San Francisco (City of), CA Public Utilities Commission, Series 2010, RB	5.70%	11/01/2027	3,000	3,334,910
San Francisco (City of), CA Public Utilities Commission, Series 2010, RB	6.00%	11/01/2040	2,480	2,904,124
San Francisco (City of), CA Public Utilities Commission, Series 2010, RB	6.95%	11/01/2050	4,600	6,215,208
San Francisco Community College District, Series 2020 A1, GO Bonds	3.17%	06/15/2041	4,000	3,344,978
San Jose (City of), CA Financing Authority (Convention Center), Series 2022, Ref. RB	4.76%	05/01/2042	10,000	9,522,740
San Jose (City of), CA Financing Authority (Convention Center), Series 2022, Ref. RB	4.86%	05/01/2052	10,000	9,419,132
San Jose (City of), CA Financing Authority (Ice Centre), Series 2020 B, RB	3.42%	06/01/2041	3,850	3,288,258
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 A, Ref. RB	3.08%	08/01/2025	2,000	1,981,366
San Jose Unified School District, Series 2021, Ref. GO Bonds	2.31%	08/01/2039	7,000	5,095,474
San Luis Unit/Westlands Water District Financing Authority, Series 2020 A, RB, (INS - AGM)(a)	3.74%	09/01/2050	2,500	2,080,627
Santa Ana (City of), CA, Series 2021 A, RB	3.10%	08/01/2044	1,500	1,155,073
Santa Clara Valley Transportation Authority, Series 2010, RB	5.88%	04/01/2032	1,025	1,116,108
Santa Clara Valley Water District, Series 2016 B, Ref. RB	4.35%	06/01/2046	3,000	2,812,255
Santa Monica Community College District, Series 2020, Ref. GO Bonds	2.70%	08/01/2040	1,230	942,840
Santa Monica Community College District, Series 2020, Ref. GO Bonds	2.80%	08/01/2044	1,700	1,244,159
Southern California Public Power Authority, Series 2010, RB	5.92%	07/01/2035	2,000	2,370,683
Tulare (County of), CA, Series 2018, RB	4.45%	06/01/2037	2,000	2,024,999
University of California, Series 2015 AQ, RB	4.77%	05/15/2115	1,577	1,511,387
University of California, Series 2016 AS, Ref. RB	3.55%	05/15/2039	1,500	1,371,264
University of California, Series 2019 BD, RB	3.35%	07/01/2029	15,000	14,512,836
University of California, Series 2020 BG, RB	0.88%	05/15/2025	10,000	9,373,802
University of California, Series 2020 BG, RB	1.32%	05/15/2027	16,110	14,579,179
University of California, Series 2020 BG, RB	1.61%	05/15/2030	7,500	6,347,059
University of California, Series 2021 BI, Ref. RB	0.87%	05/15/2026	1,000	910,117
University of California, Series 2021 BI, Ref. RB	1.27%	05/15/2027	1,000	900,432
University of California, Series 2021 BI, Ref. RB	1.37%	05/15/2028	1,000	880,042
University of California, Series 2021 BI, Ref. RB	1.70%	05/15/2029	1,000	876,721
University of California, Series 2021 BI, Ref. RB	1.90%	05/15/2030	1,000	865,481
University of California, Series 2021 BI, Ref. RB	2.00%	05/15/2031	1,000	853,987
University of California, Series 2021 BI, Ref. RB	2.05%	05/15/2032	1,000	840,773
University of California, Series 2021 BI, Ref. RB	2.15%	05/15/2033	1,000	832,870
University of California, Series 2021 BI, Ref. RB	2.25%	05/15/2034	1,000	826,556
University of California, Series 2021 BI, Ref. RB	2.35%	05/15/2035	1,000	821,232
University of California, Series 2021 BI, Ref. RB	2.45%	05/15/2036	1,000	816,166
				443,742,293
Colorado-1.45%
Aurora (City of), CO (Green Bonds), Series 2021 B, Ref. RB	2.72%	08/01/2046	1,925	1,396,066
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Board of Governors of Colorado State University System, Series 2010 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.96%	03/01/2033	$1,000	$1,117,566
Colorado (State of) Bridge Enterprise (Central 70), Series 2021 B, RB	0.92%	12/31/2023	7,500	7,277,551
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 B, Ref. RB	3.70%	11/01/2039	1,200	1,100,823
Colorado Mesa University, Series 2009 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.80%	05/15/2040	1,215	1,412,869
Denver (City & County of), CO, Series 2016 B, Ref. RB	3.82%	08/01/2032	1,000	975,474
Denver (City & County of), CO, Series 2020 C, Ref. RB	2.52%	11/15/2032	2,000	1,730,730
Denver (City & County of), CO, Series 2020 C, Ref. RB	2.62%	11/15/2033	1,500	1,281,850
Denver City & County School District No. 1, Series 2009 C, GO Bonds	5.66%	12/01/2033	500	563,566
Regional Transportation District, Series 2010 B, RB	5.84%	11/01/2050	5,025	5,952,907
Regional Transportation District, Series 2010, COP	7.67%	06/01/2040	3,000	3,872,914
				26,682,316
Connecticut-1.26%
Connecticut (State of), Series 2021 A, GO Bonds	0.31%	06/01/2023	315	308,129
Connecticut (State of), Series 2021 A, GO Bonds	0.51%	06/01/2024	500	475,038
Connecticut (State of), Series 2021 A, GO Bonds	0.92%	06/01/2025	250	232,606
Connecticut (State of), Series 2021 A, GO Bonds	1.12%	06/01/2026	400	362,906
Connecticut (State of), Series 2021 A, GO Bonds	1.50%	06/01/2027	350	314,500
Connecticut (State of), Series 2021 A, GO Bonds	1.65%	06/01/2028	450	394,158
Connecticut (State of), Series 2021 A, GO Bonds	1.89%	06/01/2029	440	381,450
Connecticut (State of), Series 2021 A, GO Bonds	1.99%	06/01/2030	650	554,130
Connecticut (State of), Series 2021 A, GO Bonds	2.09%	06/01/2031	850	715,137
Connecticut (State of) Health & Educational Facilities Authority (Stamford Hospital), Series 2021 L-2, RB	3.54%	07/01/2051	2,660	2,030,146
Hartford (County of), CT Metropolitan District (Clean Water), Series 2020, Ref. RB	2.56%	04/01/2039	6,000	4,819,021
New Britain (City of), CT, Series 2018, Ref. GO Bonds, (INS - BAM)(a)	4.35%	03/01/2039	4,835	4,811,712
New Britain (City of), CT, Series 2020 B, Ref. GO Bonds, (INS - AGM)(a)	3.25%	09/01/2042	4,000	3,338,546
South Central Connecticut Regional Water Authority, Series 2010 A, RB	6.24%	08/01/2030	2,000	2,273,033
South Central Connecticut Regional Water Authority, Series 2010 A, RB	6.39%	08/01/2040	1,645	2,012,936
				23,023,448
Delaware-0.30%
University of Delaware, Series 2018, RB	4.07%	11/01/2050	5,770	5,576,797
District of Columbia-0.43%
District of Columbia, Series 2010 F, RB	4.91%	12/01/2023	4,500	4,635,051
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2009, RB	7.46%	10/01/2046	2,480	3,312,509
				7,947,560
Florida-3.58%
Deltona (City of), FL, Series 2021, Ref. RB, (INS - BAM)(a)	2.84%	10/01/2050	3,000	2,282,550
Escambia (County of), FL Health Facilities Authority, Series 2020, Ref. RB, (INS - AGM)(a)	3.61%	08/15/2040	5,750	5,072,072
Florida Development Finance Corp. (UF Health Jacksonville), Series 2022, Ref. RB, (INS - AGM)(a)	3.22%	02/01/2032	1,000	885,370
Fort Lauderdale (City of), FL, Series 2020, Ref. RB	0.75%	01/01/2024	22,600	21,954,775
Gainesville (City of), FL, Series 2020, RB	3.05%	10/01/2040	6,000	4,685,649
JEA Electric System, Series 2009 F, RB	6.41%	10/01/2034	500	575,196
JEA Water & Sewer System, Series 2010 A, RB	6.21%	10/01/2033	1,250	1,465,547
Lee Memorial Health System, Series 2010 A, RB	7.28%	04/01/2027	2,500	2,848,678
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.14%	10/01/2027	5,000	4,866,687
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.18%	10/01/2028	3,600	3,469,941
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.28%	10/01/2029	2,700	2,603,309
Miami-Dade (County of), FL, Series 2020 B, RB	0.38%	04/01/2023	2,000	1,965,589
Miami-Dade (County of), FL, Series 2020 B, Ref. RB	1.23%	10/01/2025	1,500	1,397,772
Miami-Dade (County of), FL, Series 2020 B, Ref. RB	3.27%	10/01/2041	2,250	1,883,213
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.29%	10/01/2031	500	416,218
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.44%	10/01/2032	500	415,333
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.54%	10/01/2033	500	410,842
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.74%	10/01/2036	1,000	785,103
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.79%	10/01/2037	500	387,173
Miami-Dade (County of), FL Transit System, Series 2010 B, RB	5.53%	07/01/2032	2,500	2,694,132
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Reedy Creek Improvement District, Series 2020 A, Ref. GO Bonds	2.73%	06/01/2038	$2,500	$1,984,977
St. Johns (County of), FL Industrial Development Authority (Flagler Health), Series 2020 B, Ref. RB, (INS - AGM)(a)	2.54%	10/01/2030	2,000	1,743,087
State Board of Administration Finance Corp., Series 2020 A, RB	2.15%	07/01/2030	1,000	873,085
				65,666,298
Georgia-1.82%
Atlanta (City of), GA, Series 2020, Ref. RB	2.26%	11/01/2035	4,000	3,331,540
Fulton (County of), GA Development Authority (Georgia Tech Athletic), Series 2022, Ref. RB	3.47%	10/01/2042	5,000	4,120,958
Fulton (County of), GA Development Authority (Georgia Tech Foundation), Series 2019, Ref. RB	3.13%	11/01/2049	8,500	6,889,490
Georgia (State of) Municipal Electric Authority, Series 2010, RB	7.06%	04/01/2057	9,556	11,313,368
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB	6.66%	04/01/2057	6,421	7,746,621
				33,401,977
Hawaii-1.10%
Hawaii (State of), Series 2010, GO Bonds	5.53%	02/01/2030	1,000	1,111,925
Hawaii (State of), Series 2017 A, RB	3.89%	07/01/2037	1,250	1,110,946
Hawaii (State of), Series 2020 E, Ref. RB	2.23%	07/01/2029	2,200	1,939,669
Hawaii (State of), Series 2020 FZ, GO Bonds	0.89%	08/01/2026	1,000	907,313
Hawaii (State of), Series 2020 FZ, GO Bonds	2.00%	08/01/2027	5,000	4,665,429
Hawaii (State of), Series 2020 FZ, GO Bonds	1.70%	08/01/2032	5,000	4,051,487
Hawaii (State of), Series 2020 FZ, GO Bonds	1.87%	08/01/2033	1,000	807,224
Hawaii (State of), Series 2020 GB, GO Bonds	0.85%	10/01/2025	2,000	1,855,702
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	0.30%	07/01/2023	200	195,050
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	0.55%	07/01/2024	100	94,836
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	1.47%	07/01/2030	500	415,708
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	1.62%	07/01/2031	1,000	820,646
Kauai (County of), HI, Series 2010 A, GO Bonds	5.76%	08/01/2033	2,000	2,290,491
				20,266,426
Idaho-0.04%
Idaho (State of) Housing & Finance Association (Garvee), Series 2010 A-2, RB	6.35%	07/15/2028	595	669,884
Illinois-6.11%
Chicago (City of), IL, Series 2009 C, GO Bonds	6.21%	01/01/2036	8,280	8,856,319
Chicago (City of), IL, Series 2009 D, GO Bonds	6.26%	01/01/2040	2,000	2,077,991
Chicago (City of), IL, Series 2010 B, GO Bonds	7.52%	01/01/2040	2,000	2,332,519
Chicago (City of), IL, Series 2010 B, Ref. GO Bonds	6.21%	01/01/2032	4,515	4,805,325
Chicago (City of), IL, Series 2011 C1, GO Bonds	7.78%	01/01/2035	1,665	1,990,630
Chicago (City of), IL, Series 2015 B, GO Bonds	7.38%	01/01/2033	2,170	2,477,138
Chicago (City of), IL (O’Hare International Airport), Series 2010 B, RB	6.40%	01/01/2040	5,750	7,134,429
Chicago (City of), IL (O’Hare International Airport), Series 2018 C, RB	4.47%	01/01/2049	10,000	10,102,337
Chicago (City of), IL (O’Hare International Airport), Series 2018 C, RB	4.57%	01/01/2054	9,580	9,849,342
Chicago (City of), IL Board of Education, Series 2009 E, GO Bonds	6.14%	12/01/2039	8,700	8,950,076
Chicago (City of), IL Transit Authority, Series 2020 B, Ref. RB	3.60%	12/01/2035	10,000	9,080,847
Chicago (City of), IL Transit Authority, Series 2020 B, Ref. RB	3.91%	12/01/2040	3,000	2,778,314
Chicago O’Hare International Airport, Series 2020 D, Ref. RB	0.96%	01/01/2023	1,000	993,105
Chicago O’Hare International Airport, Series 2020 D, Ref. RB	1.37%	01/01/2025	5,970	5,671,679
Chicago O’Hare International Airport, Series 2020 D, Ref. RB	1.70%	01/01/2026	4,865	4,562,862
Chicago O’Hare International Airport, Series 2020 D, Ref. RB	2.35%	01/01/2030	3,000	2,676,377
Chicago O’Hare International Airport, Series 2020 D, Ref. RB	2.45%	01/01/2031	2,000	1,764,956
Chicago O’Hare International Airport, Series 2020 D, Ref. RB	2.55%	01/01/2032	2,000	1,748,004
Illinois (State of), Series 2010 2, GO Bonds	6.90%	03/01/2035	9,300	10,477,523
Illinois (State of), Series 2010, GO Bonds	6.75%	03/01/2028	1,815	2,025,074
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020, Ref. RB	3.51%	05/15/2041	5,000	4,117,556
Northern Illinois Municipal Power Agency, Series 2010, RB	7.62%	01/01/2030	190	216,305
Sales Tax Securitization Corp., Series 2020 B, Ref. RB	2.96%	01/01/2032	2,500	2,223,417
Sales Tax Securitization Corp., Series 2020 B, Ref. RB, (INS - BAM)(a)	3.41%	01/01/2043	6,000	5,049,310
				111,961,435
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-0.27%
Indianapolis Local Public Improvement Bond Bank, Series 2010 A-2, RB	5.85%	01/15/2030	$1,000	$1,079,742
Indianapolis Local Public Improvement Bond Bank, Series 2010 B-2, RB	5.97%	01/15/2030	3,500	3,795,106
				4,874,848
Kansas-0.16%
Kansas (State of) Department of Transportation, Series 2010, RB	4.60%	09/01/2035	1,560	1,684,015
Kansas (State of) Development Finance Authority, Series 2021 K, RB, (INS - BAM)(a)	2.77%	05/01/2051	1,500	1,174,516
				2,858,531
Kentucky-0.21%
Kenton (County of), KY Airport Board, Series 2019, RB	4.69%	01/01/2049	1,000	908,107
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.12%	07/01/2049	2,000	1,415,175
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.22%	07/01/2053	2,000	1,403,709
Louisville (City of) & Jefferson (County of), KY Metropolitan Government, Series 2009, GO Bonds	5.45%	11/15/2027	200	214,366
				3,941,357
Louisiana-1.56%
Louisiana (State of), Series 2020 A-2, Ref. RB	2.23%	05/01/2036	2,000	1,567,382
Louisiana (State of), Series 2020 A-2, Ref. RB	2.53%	05/01/2041	3,000	2,291,857
Louisiana (State of), Series 2020 C-1, Ref. GO Bonds	1.86%	06/01/2032	3,000	2,509,091
Louisiana (State of) Energy & Power Authority (Unit No. 1), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.17%	06/01/2040	1,500	1,187,203
Louisiana (State of) Energy & Power Authority (Unit No. 1), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.25%	06/01/2044	1,000	767,031
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority, Series 2020, Ref. RB, (INS - AGM)(a)	2.59%	02/01/2043	9,225	6,649,411
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority, Series 2020, Ref. RB, (INS - AGM)(a)	2.64%	02/01/2048	1,000	682,934
Louisiana (State of) Public Facilities Authority (LA Children’s Medical Center), Series 2020, RB, (INS - AGM)(a)	2.28%	06/01/2030	10,000	8,687,251
Louisiana (State of) Transportation Authority, Series 2021 A, Ref. RB	3.08%	08/15/2043	1,000	795,364
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGM)(a)	2.84%	06/01/2041	1,400	1,063,345
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGM)(a)	2.89%	12/01/2041	1,500	1,132,186
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGM)(a)	2.94%	06/01/2045	870	640,440
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGM)(a)	2.99%	12/01/2045	850	620,608
				28,594,103
Maine-0.04%
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 B, Ref. RB, (INS - AGM)(a)	3.12%	07/01/2043	1,000	769,403
Maryland-1.17%
Baltimore (City of), MD (Wastewater), Series 2020 A, Ref. RB	0.70%	07/01/2024	1,125	1,068,534
Baltimore (City of), MD (Wastewater), Series 2020 A, Ref. RB	0.85%	07/01/2025	1,000	924,176
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	0.70%	07/01/2024	1,000	949,808
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	0.85%	07/01/2025	1,500	1,386,264
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.14%	07/01/2026	760	689,033
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.34%	07/01/2027	1,000	889,282
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.58%	07/01/2028	605	529,955
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	2.81%	07/01/2040	1,000	792,653
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	2.86%	07/01/2043	1,345	1,018,397
Baltimore (County of), MD, Series 2010 C, GO Bonds	4.45%	11/01/2026	5,000	5,271,772
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	0.36%	08/01/2023	500	487,405
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	0.53%	08/01/2024	500	473,471
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	0.81%	08/01/2025	500	462,565
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	0.91%	08/01/2026	715	644,663
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.25%	08/01/2027	1,000	891,407
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.30%	08/01/2028	1,000	869,080
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.64%	08/01/2029	1,000	867,188
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.69%	08/01/2030	500	425,845
Maryland (State of) Transportation Authority, Series 2010 B, RB	5.60%	07/01/2030	1,200	1,311,436
Maryland Economic Development Corp. (Seagirt Marine Terminal), Series 2019, RB	4.75%	06/01/2042	1,500	1,449,162
				21,402,096
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-2.41%
Massachusetts (Commonwealth of), Series 2010 A, GO Bonds	4.48%	05/01/2024	$4,300	$4,425,545
Massachusetts (Commonwealth of), Series 2010 A, GO Bonds	4.91%	05/01/2029	7,765	8,259,453
Massachusetts (Commonwealth of), Series 2010 D, GO Bonds	4.50%	08/01/2031	2,000	2,080,486
Massachusetts (Commonwealth of), Series 2020 C, Ref. GO Bonds	0.51%	07/01/2023	2,000	1,957,987
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	0.70%	11/01/2025	2,000	1,835,733
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	0.99%	11/01/2026	1,000	901,762
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.14%	11/01/2027	3,000	2,643,013
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.37%	11/01/2028	2,500	2,161,651
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.67%	11/01/2031	2,000	1,635,392
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.87%	11/01/2033	2,000	1,601,227
Massachusetts (Commonwealth of) (Green Bonds), Series 2016 F, GO Bonds	3.28%	06/01/2046	1,500	1,284,471
Massachusetts (State of) Bay Transportation Authority, Series 2010, RB	5.87%	07/01/2040	2,000	2,290,597
Massachusetts (State of) Clean Water Trust (The), Series 2010, RB	5.19%	08/01/2040	1,110	1,170,536
Massachusetts (State of) College Building Authority, Series 2009 C, RB	5.83%	05/01/2030	5,000	5,488,513
Massachusetts (State of) Port Authority, Series 2021 C, Ref. RB	2.72%	07/01/2042	1,200	918,423
Massachusetts (State of) Port Authority, Series 2021 C, Ref. RB	2.87%	07/01/2051	525	387,997
Massachusetts (State of) School Building Authority, Series 2009, RB	5.72%	08/15/2039	450	520,574
University of Massachusetts Building Authority, Series 2010 2, RB	4.55%	11/01/2025	1,500	1,566,123
University of Massachusetts Building Authority, Series 2021 2, Ref. RB	2.65%	11/01/2036	3,805	3,095,325
				44,224,808
Michigan-1.64%
Great Lakes Water Authority, Series 2020 B, Ref. RB, (INS - AGM)(a)	2.62%	07/01/2036	8,800	7,465,584
Macomb (County of), MI, Series 2020, Ref. GO Bonds	1.67%	11/01/2029	3,000	2,680,511
Michigan (State of) Building Authority, Series 2020, Ref. RB	2.71%	10/15/2040	4,000	3,089,708
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	0.34%	09/01/2022	1,000	997,117
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	0.54%	09/01/2023	1,000	972,791
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	0.80%	09/01/2024	500	473,327
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.12%	09/01/2025	250	231,673
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.27%	09/01/2026	500	452,636
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.53%	09/01/2027	500	445,319
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.68%	09/01/2028	1,000	873,647
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.88%	09/01/2029	500	431,535
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	2.03%	09/01/2030	1,000	852,633
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	2.13%	09/01/2031	1,000	840,760
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	3.23%	09/01/2047	2,000	1,571,414
University of Michigan, Series 2010 A, RB	5.51%	04/01/2030	250	278,402
University of Michigan, Series 2020 B, RB	1.67%	04/01/2030	1,050	920,203
University of Michigan, Series 2022 C, Ref. RB	3.60%	04/01/2047	5,000	4,751,028
Western Michigan University, Series 2021 B, Ref. RB, (INS - AGM)(a)	2.88%	11/15/2043	3,500	2,840,829
				30,169,117
Minnesota-0.14%
Western Minnesota Municipal Power Agency, Series 2019 A, Ref. RB	3.23%	01/01/2046	3,000	2,491,599
Mississippi-1.60%
Medical Center Educational Building Corp. (Captial Improvement), Series 2020, Ref. RB	2.92%	06/01/2041	4,000	3,123,512
Mississippi (State of), Series 2009 D, GO Bonds	5.54%	10/01/2029	2,899	3,112,091
Mississippi (State of), Series 2010, GO Bonds	5.25%	11/01/2034	1,000	1,098,573
Mississippi (State of), Series 2020 A, Ref. GO Bonds	0.94%	11/01/2026	4,500	4,076,830
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.04%	11/01/2027	5,000	4,412,965
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.63%	11/01/2031	7,500	6,204,899
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.73%	11/01/2032	7,000	5,708,942
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.78%	11/01/2033	2,000	1,606,071
				29,343,883
Missouri-1.80%
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport), Series 2020, Ref. RB	1.30%	03/01/2024	2,815	2,734,632
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport), Series 2020, Ref. RB	1.40%	03/01/2025	3,000	2,845,442
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2019 B, RB	4.20%	10/01/2049	5,000	4,487,758
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-(continued)
Missouri (State of) Highway & Transportation Commission, Series 2009 C, RB	4.96%	05/01/2023	$2,250	$2,304,232
Missouri (State of) Highway & Transportation Commission, Series 2009 C, RB	5.06%	05/01/2024	6,000	6,233,006
Missouri (State of) Highway & Transportation Commission, Series 2010 B, RB	5.02%	05/01/2025	1,000	1,048,078
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2009 A, RB	6.89%	01/01/2042	10,000	12,189,250
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2010 A, RB	7.60%	01/01/2032	1,000	1,167,653
				33,010,051
Montana-0.12%
Montana (State of) Facility Finance Authority (Benefis Health Systems Obligated Group), Series 2021 B, RB	3.25%	08/15/2051	1,500	1,193,903
Montana (State of) Facility Finance Authority (Billings Clinic Obligated Group), Series 2021, RB	3.00%	08/15/2051	1,500	1,041,507
				2,235,410
Nebraska-0.25%
University of Nebraska Facilities Corp., Series 2019 A, Ref. RB	3.04%	10/01/2049	6,000	4,598,684
Nevada-0.41%
Clark (County of), NV, Series 2010 A, GO Bonds	6.55%	07/01/2030	1,500	1,665,318
Clark (County of), NV, Series 2010 A, GO Bonds	6.75%	07/01/2038	1,620	1,981,833
Washoe (County of), NV (Streets & Highways), Series 2010 H, RB	7.45%	02/01/2040	3,000	3,856,254
				7,503,405
New Hampshire-0.55%
New Hampshire (State of) Business Finance Authority (Birmingham Care Center), Series 2021, RB	3.78%	01/01/2036	4,200	3,493,974
New Hampshire (State of) Business Finance Authority (Butler Health Care Center), Series 2020, RB	3.28%	10/01/2037	2,950	2,239,004
New Hampshire (State of) Business Finance Authority (Lease), Series 2021, Ref. RB	3.30%	04/01/2032	3,000	2,478,573
New Hampshire (State of) Business Finance Authority (VA Eugene Health Care Center), Series 2020, Ref. RB	3.18%	01/01/2036	1,975	1,531,678
New Hampshire (State of) Turnpike System, Series 2009, RB	6.01%	11/01/2039	250	301,921
				10,045,150
New Jersey-2.92%
Camden (County of), NJ Improvement Authority (The) (County Capital Program), Series 2009 A, RB	6.18%	01/15/2027	425	454,551
New Jersey (State of) Educational Facilities Authority (New Jersey City University), Series 2010 G, RB	6.19%	07/01/2040	3,000	3,004,648
New Jersey (State of) Educational Facilities Authority (New Jersey City University), Series 2021, Ref. RB, (INS - AGM)(a)	4.43%	07/01/2051	2,000	1,811,596
New Jersey (State of) Educational Facilities Authority (Seton Hall University), Series 2020 D, RB, (INS - AGM)(a)	3.96%	07/01/2048	1,400	1,153,870
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 B, RB	6.56%	12/15/2040	7,455	8,698,229
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 C, RB	5.75%	12/15/2028	1,990	2,098,086
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	0.90%	01/01/2025	500	469,599
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.05%	01/01/2026	7,725	7,076,084
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.28%	01/01/2027	500	449,372
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.48%	01/01/2028	230	203,550
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.71%	01/01/2029	250	218,281
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.81%	01/01/2030	500	428,198
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.86%	01/01/2031	500	420,644
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	2.78%	01/01/2040	1,000	791,350
New Jersey Institute of Technology, Series 2020 B, Ref. RB	3.42%	07/01/2042	6,955	5,952,298
Passaic (County of), NJ Improvement Authority, Series 2010, RB	6.54%	08/01/2031	1,000	1,002,434
Passaic (County of), NJ Valley Water Commission, Series 2009, RB	7.57%	12/15/2029	500	598,910
Passaic (County of), NJ Valley Water Commission, Series 2009, RB	7.82%	12/15/2039	500	687,835
Rutgers The State University of New Jersey, Series 2010, RB	5.55%	05/01/2029	905	962,654
Rutgers The State University of New Jersey, Series 2019 R, Ref. RB	3.27%	05/01/2043	3,500	2,900,559
Rutgers The State University of New Jersey, Series 2020 S, Ref. RB	2.56%	05/01/2040	6,000	4,615,273
Rutgers The State University of New Jersey, Series 2020 S, Ref. RB	2.68%	05/01/2046	5,000	3,640,191
South Jersey Port Corp., Series 2009, RB	7.37%	01/01/2040	5,000	5,865,997
				53,504,209
New York-13.90%
Long Island (City of), NY Power Authority, Series 2021 C, Ref. RB	0.36%	03/01/2023	3,000	2,955,815
Metropolitan Transportation Authority, Series 2009, RB	5.87%	11/15/2039	335	372,722
Metropolitan Transportation Authority, Series 2009, RB	7.34%	11/15/2039	2,015	2,693,430
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Metropolitan Transportation Authority, Series 2010 A2, RB	6.09%	11/15/2040	$2,500	$2,909,765
Metropolitan Transportation Authority, Series 2010 E, RB	6.81%	11/15/2040	6,525	7,865,983
Metropolitan Transportation Authority, Series 2010, RB	6.65%	11/15/2039	1,800	2,094,535
Metropolitan Transportation Authority, Series 2010, RB	6.67%	11/15/2039	7,250	8,667,812
Metropolitan Transportation Authority, Series 2010, RB	6.69%	11/15/2040	3,745	4,429,096
Monroe County Industrial Development Corp. (University of Rochester), Series 2020, RB	2.85%	07/01/2050	3,000	2,345,788
New York & New Jersey (States of) Port Authority, Series 2011, RB	4.93%	10/01/2051	5,485	5,866,812
New York & New Jersey (States of) Port Authority, Series 2020 AAA, RB	1.09%	07/01/2023	23,945	23,566,020
New York & New Jersey (States of) Port Authority, Series 2021, RB	3.14%	02/15/2051	2,000	1,592,991
New York (City of), NY, Series 2010 D-1, GO Bonds	5.99%	12/01/2036	1,500	1,705,863
New York (City of), NY, Series 2010 G-1, GO Bonds	5.97%	03/01/2036	8,495	9,842,699
New York (City of), NY, Series 2010 H-1, GO Bonds	5.65%	06/01/2027	1,000	1,059,892
New York (City of), NY, Series 2010 H-1, GO Bonds	5.85%	06/01/2040	5,000	5,798,303
New York (City of), NY, Series 2011 F-1, GO Bonds	6.27%	12/01/2037	7,920	9,499,745
New York (City of), NY, Series 2020 D-3, GO Bonds	2.22%	03/01/2035	6,930	5,476,159
New York (City of), NY, Series 2021 D, Ref. GO Bonds	1.92%	08/01/2031	2,000	1,669,206
New York (City of), NY, Series 2021 D, Ref. GO Bonds	2.02%	08/01/2032	2,000	1,636,505
New York (City of), NY, Series 2021 D, Ref. GO Bonds	2.12%	08/01/2033	6,875	5,566,551
New York (City of), NY, Series 2021 D, Ref. GO Bonds	2.17%	08/01/2034	4,000	3,186,167
New York (City of), NY, Series 2021 D, Ref. GO Bonds	2.22%	08/01/2035	3,000	2,349,046
New York (City of), NY, Series 2021 D, Ref. GO Bonds	2.42%	08/01/2036	3,140	2,458,772
New York (City of), NY, Subseries 2019 A-2, GO Bonds	2.13%	08/01/2024	15,000	14,673,126
New York (City of), NY, Subseries 2019 A-2, GO Bonds	2.63%	08/01/2028	10,000	9,300,723
New York (City of), NY Educational Construction Fund, Series 2010 A, RB	6.00%	04/01/2035	2,000	2,314,493
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	2.68%	03/01/2033	2,000	1,691,357
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	2.73%	03/01/2034	3,000	2,495,325
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	2.78%	03/01/2035	3,000	2,451,063
New York (City of), NY Municipal Water Finance Authority, Series 2010 GG, RB	5.72%	06/15/2042	4,460	5,391,026
New York (City of), NY Transitional Finance Authority, Series 2010, RB	5.51%	08/01/2037	1,575	1,726,229
New York (City of), NY Transitional Finance Authority, Series 2011 S-1B, RB	6.83%	07/15/2040	3,785	4,510,127
New York (City of), NY Transitional Finance Authority, Series 2019 B-2, RB	2.11%	11/01/2024	5,000	4,873,089
New York (State of) Dormitory Authority, Series 2009 F, RB	5.29%	03/15/2025	200	210,118
New York (State of) Dormitory Authority, Series 2010 C, RB	4.90%	02/15/2023	1,400	1,424,995
New York (State of) Dormitory Authority, Series 2010 D, RB	5.00%	03/15/2024	2,100	2,170,325
New York (State of) Dormitory Authority, Series 2010 D, RB	5.50%	03/15/2030	2,760	2,935,617
New York (State of) Dormitory Authority, Series 2010 H, RB	5.29%	03/15/2033	1,345	1,434,099
New York (State of) Dormitory Authority, Series 2010 H, RB	5.39%	03/15/2040	1,800	1,987,311
New York (State of) Dormitory Authority, Series 2019 B, Ref. RB	3.14%	07/01/2043	2,000	1,677,269
New York (State of) Dormitory Authority, Series 2020 F, Ref. RB	3.19%	02/15/2043	5,000	4,145,387
New York (State of) Dormitory Authority, Series 2021 B, Ref. RB	0.58%	03/15/2024	500	478,641
New York (State of) Dormitory Authority, Series 2021 B, Ref. RB	1.06%	03/15/2025	500	469,522
New York (State of) Dormitory Authority, Series 2021 B, Ref. RB	1.26%	03/15/2026	2,000	1,839,369
New York (State of) Dormitory Authority, Series 2021 C, RB	0.49%	03/15/2024	1,000	955,747
New York (State of) Dormitory Authority, Series 2021 C, RB	0.89%	03/15/2025	1,000	934,429
New York (State of) Dormitory Authority, Series 2021 C, RB	1.19%	03/15/2026	1,000	917,050
New York (State of) Dormitory Authority, Series 2021 C, RB	1.54%	03/15/2027	1,000	906,654
New York (State of) Dormitory Authority, Series 2021 C, RB	1.75%	03/15/2028	1,000	893,549
New York (State of) Dormitory Authority, Series 2021 C, RB	1.95%	03/15/2029	1,000	882,983
New York (State of) Dormitory Authority, Series 2021 C, RB	2.05%	03/15/2030	1,000	868,314
New York (State of) Dormitory Authority, Series 2021 C, RB	2.15%	03/15/2031	1,000	858,081
New York (State of) Dormitory Authority, Series 2021 C, RB	2.25%	03/15/2032	1,000	843,349
New York (State of) Dormitory Authority, Series 2021 C, RB	2.20%	03/15/2034	1,000	805,124
New York (State of) Dormitory Authority (General Purpose), Series 2020 F, Ref. RB	3.03%	02/15/2033	6,970	6,232,966
New York (State of) Dormitory Authority (New York University), Series 2018 B, RB	4.85%	07/01/2048	5,000	5,001,757
New York (State of) Dormitory Authority (New York University), Series 2020 B, Ref. RB	2.77%	07/01/2043	5,000	3,759,862
New York (State of) Dormitory Authority (New York University) (Green Bonds), Series 2019, RB	4.01%	07/01/2049	3,000	2,619,848
New York (State of) Thruway Authority, Series 2019 M, Ref. RB	2.90%	01/01/2035	5,000	4,390,681
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York City Housing Development Corp. (Sustainability Bonds), Series 2021 B, RB	2.95%	11/01/2041	$5,000	$4,084,156
New York State Environmental Facilities Corp., Series 2010, RB	5.71%	06/15/2030	1,000	1,146,534
New York State Urban Development Corp., Series 2010 B, RB	5.84%	03/15/2040	2,000	2,199,875
New York State Urban Development Corp., Series 2020 F, Ref. RB	1.80%	03/15/2031	5,000	4,118,977
New York State Urban Development Corp., Series 2020 F, Ref. RB	1.90%	03/15/2032	5,000	4,045,152
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.02%	07/01/2024	2,000	1,945,461
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.12%	01/01/2025	2,750	2,667,958
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.22%	07/01/2025	2,500	2,410,380
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.27%	01/01/2026	2,000	1,912,186
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.32%	07/01/2026	1,000	949,740
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.42%	07/01/2027	2,000	1,871,351
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.47%	07/01/2028	3,000	2,768,124
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.57%	07/01/2029	2,000	1,825,689
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.67%	07/01/2030	1,000	907,876
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020 B, Ref. RB	1.61%	12/01/2022	1,100	1,094,572
Triborough Bridge & Tunnel Authority, Series 2009 B, RB	5.50%	11/15/2039	2,715	3,065,392
Triborough Bridge & Tunnel Authority, Series 2010, RB	5.45%	11/15/2032	2,280	2,514,928
Western Nassau County Water Authority, Series 2010 B, RB	6.70%	04/01/2040	500	618,429
				254,826,062
Ohio-2.86%
American Municipal Power, Inc., Series 2009 B, RB	6.45%	02/15/2044	2,000	2,396,116
American Municipal Power, Inc. (Combined Hydroelectric), Series 2010 B, RB	8.08%	02/15/2050	9,930	14,617,901
American Municipal Power, Inc. (Meldahl Hydroelectric), Series 2010 B, RB	7.50%	02/15/2050	3,395	4,464,061
American Municipal Power, Inc. (Meldahl Hydroelectric), Series 2010 E, RB	6.27%	02/15/2050	2,015	2,331,149
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2009 C, RB	6.05%	02/15/2043	8,005	9,411,430
Buckeye Tobacco Settlement Financing Authority, Series 2020 A-1, Ref. RB	1.65%	06/01/2023	7,500	7,407,931
Cleveland (City of), OH Department of Public Utilities Division of Public Power, Series 2014, Ref. RB(b)(c)	5.50%	11/15/2024	1,000	1,063,864
Columbus (City of), OH Regional Airport Authority, Series 2019, RB	4.20%	12/15/2048	1,000	834,562
Cuyahoga (County of), OH, Series 2010, RB	8.22%	02/15/2040	1,000	1,284,023
Franklin (County of), OH Convention Facilities Authority, Series 2010, RB	6.39%	12/01/2030	1,000	1,125,727
Franklin (County of), OH Convention Facilities Authority, Series 2010, RB	6.54%	12/01/2036	1,070	1,264,954
JobsOhio Beverage System, Series 2020 A, Ref. RB	2.83%	01/01/2038	2,000	1,713,035
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	3.70%	01/01/2043	1,000	886,573
Ohio State University (The), Series 2020, Ref. RB	3.02%	12/01/2050	5,000	3,716,716
				52,518,042
Oklahoma-0.31%
Oklahoma (State of) Municipal Power Authority, Series 2021 B, Ref. RB, (INS - AGM)(a)	2.80%	01/01/2041	1,000	835,771
Oklahoma (State of) Turnpike Authority, Series 2020 B, Ref. RB	0.63%	01/01/2023	1,500	1,487,571
Oklahoma (State of) Turnpike Authority, Series 2020 B, Ref. RB	0.80%	01/01/2024	2,000	1,937,029
Oklahoma (State of) Turnpike Authority, Series 2020 B, Ref. RB	0.90%	01/01/2025	1,500	1,414,380
				5,674,751
Oregon-1.49%
Metro, Series 2019, GO Bonds	3.25%	06/01/2028	10,000	9,891,272
Morrow (Port of), OR (Bonneville Cooperation Project No. 4), Series 2016, RB	2.99%	09/01/2036	4,000	3,502,000
Oregon (State of), Series 2003, GO Bonds	5.89%	06/01/2027	2,000	2,170,864
Oregon (State of) Department of Transportation, Series 2010, RB	5.83%	11/15/2034	1,000	1,159,072
Oregon (State of) Department of Transportation, Series 2020 B, Ref. RB	1.66%	11/15/2031	4,000	3,279,236
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-(continued)
Oregon (State of) Facilities Authority (Willamette University), Series 2021 B, RB	4.10%	10/01/2041	$1,000	$865,183
Oregon State University, Series 2019, RB	4.05%	04/01/2052	6,000	5,484,942
Portland (Port of), OR (Portland International Airport), Series 2019, RB	4.24%	07/01/2049	1,000	889,205
				27,241,774
Pennsylvania-3.17%
Allegheny (County of), PA, Series 2020 C-79, Ref. GO Bonds	2.09%	11/01/2033	18,000	14,938,938
Commonwealth Financing Authority, Series 2010 C2, RB	5.59%	06/01/2030	2,000	2,149,569
Commonwealth Financing Authority, Series 2019 A, RB	3.81%	06/01/2041	5,000	4,448,805
Commonwealth Financing Authority, Series 2019 A, RB, (INS - AGM)(a)	3.66%	06/01/2038	10,000	9,039,232
Erie (City of), PA Water Authority, Series 2020, RB, (INS - AGM)(a)	3.46%	06/01/2060	3,140	2,362,027
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.23%	12/01/2050	2,700	2,055,421
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.48%	12/01/2055	1,000	753,020
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.63%	12/01/2059	4,500	3,442,050
Pennsylvania (Commonwealth of), Series 2010 B, GO Bonds	4.65%	02/15/2026	4,060	4,145,261
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2010, RB	6.14%	04/01/2030	1,000	1,103,953
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2020, Ref. RB	3.44%	12/01/2043	3,000	2,603,732
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009, RB	6.11%	12/01/2039	1,443	1,731,356
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 A, Ref. RB	3.42%	12/01/2041	5,000	4,395,432
Philadelphia (City of), PA Authority for Industrial Development, Series 2021, Ref. RB	0.94%	04/15/2024	750	714,668
Philadelphia (City of), PA Authority for Industrial Development, Series 2021, Ref. RB	1.43%	04/15/2025	500	467,204
Philadelphia (City of), PA Authority for Industrial Development, Series 2021, Ref. RB	1.63%	04/15/2026	500	457,284
Philadelphia School District (The), Series 2010, GO Bonds	6.62%	06/01/2030	1,000	1,121,660
University of Pittsburgh-of the Commonwealth System of Higher Education, Series 2017 C, Ref. RB	3.01%	09/15/2041	2,750	2,283,221
				58,212,833
South Carolina-1.65%
Charleston Educational Excellence Finance Corp., Series 2020, Ref. RB	1.42%	12/01/2027	10,000	9,122,851
South Carolina (State of) Jobs-Economic Development Authority, Series 2020, RB, (INS - AGM)(a)	2.73%	07/01/2030	10,000	9,301,692
South Carolina (State of) Public Service Authority, Series 2010 C, RB	6.45%	01/01/2050	5,050	6,019,153
South Carolina (State of) Public Service Authority, Series 2016 D, RB, (INS - AGM)(a)	2.39%	12/01/2023	1,355	1,338,508
South Carolina Student Loan Corp., Series 2020, RB	3.59%	12/01/2039	5,000	4,432,375
				30,214,579
Tennessee-0.25%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board (Vanderbilt University), Seris 2016 B, RB	4.05%	07/01/2026	1,000	1,017,112
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.39%	07/01/2030	250	211,995
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.49%	07/01/2031	100	83,279
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.59%	07/01/2032	125	102,817
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.79%	07/01/2034	200	160,405
Nashville (City of) & Davidson (County of), TN Metropolitan Government (Vanderbilt University Medical Center), Series 2021 B, RB	3.24%	07/01/2052	2,500	2,047,191
Tennessee (State of) School Bond Authority, Series 2021 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	0.17%	11/01/2022	1,000	994,106
				4,616,905
Texas-9.81%
Austin (City of), TX, Series 2021, Ref. RB, (INS - AGM)(a)	2.86%	11/15/2042	2,585	1,969,192
Board of Regents of The University of Texas System, Series 2010 C, RB	4.64%	08/15/2030	10,000	10,581,780
Channelview Independent School District, Series 2010 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.93%	08/15/2035	2,000	2,004,429
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2019 A, Ref. RB	1.94%	11/01/2023	5,800	5,739,287
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 C, Ref. RB	1.33%	11/01/2025	3,250	3,029,116
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 C, Ref. RB	1.65%	11/01/2026	2,400	2,206,600
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 C, Ref. RB	2.92%	11/01/2050	1,000	793,332
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	0.63%	11/01/2023	1,705	1,656,451
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.01%	11/01/2024	2,000	1,898,539
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.30%	11/01/2025	1,000	930,950
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.53%	11/01/2026	1,000	914,404
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.73%	11/01/2027	1,000	900,897
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.93%	11/01/2028	750	667,155
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.04%	11/01/2029	$2,000	$1,754,293
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.14%	11/01/2030	2,000	1,724,188
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.74%	11/01/2035	15,000	12,477,997
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.87%	11/01/2037	1,500	1,226,004
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.84%	11/01/2046	2,500	1,983,395
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 A, RB	4.09%	11/01/2051	1,500	1,447,368
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 A, RB	4.51%	11/01/2051	2,500	2,401,406
Dallas (City of), TX Independent School District, Series 2010 C, GO Bonds, (CEP - Texas Permanent School Fund)	6.45%	02/15/2035	5,170	5,384,582
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2024	1,000	1,023,047
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2025	250	256,363
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2026	1,000	1,027,750
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2027	250	257,138
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2028	1,000	1,024,061
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2029	500	510,826
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	1.94%	08/15/2030	1,000	873,666
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.01%	08/15/2031	1,000	860,431
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.09%	08/15/2032	250	211,021
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.19%	08/15/2034	250	203,504
Dallas Convention Center Hotel Development Corp., Series 2009, RB	7.09%	01/01/2042	2,780	3,359,699
Denison Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.74%	08/01/2041	10,000	7,950,115
Harris (County of) & Houston (City of), TX Sports Authority, Series 2020 B, Ref. RB, (INS - AGM)(a)	3.71%	11/15/2056	4,000	3,268,044
Harris (County of) & Houston (City of), TX Sports Authority, Series 2020 C, Ref. RB, (INS - AGM)(a)	3.86%	11/15/2040	2,255	2,077,239
Houston (City of), TX, Series 2020 C, Ref. RB	1.82%	07/01/2027	6,050	5,505,596
North Texas Tollway Authority, Series 2009, RB	6.72%	01/01/2049	1,700	2,286,479
North Texas Tollway Authority, Series 2020, Ref. RB	3.08%	01/01/2042	500	391,562
North Texas Tollway Authority, Series 2021, Ref. RB	3.01%	01/01/2043	1,000	796,408
San Antonio (City of), TX, Series 2020, Ref. GO Bonds	0.48%	02/01/2023	2,500	2,478,128
San Antonio (City of), TX, Series 2020, Ref. GO Bonds	0.84%	02/01/2025	10,000	9,462,279
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center Obligated Group), Series 2021, Ref. RB, (INS - AGM)(a)	3.29%	09/01/2040	500	399,397
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center Obligated Group), Series 2021, Ref. RB, (INS - AGM)(a)	3.42%	09/01/2050	1,000	743,970
Texas (State of), Series 2009, GO Bonds	5.52%	04/01/2039	9,680	11,068,201
Texas (State of), Series 2021 A, Ref. GO Bonds	0.51%	10/01/2023	1,000	975,690
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2025	1,000	1,063,206
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2026	1,450	1,559,633
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2027	3,175	3,433,505
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2028	3,250	3,533,689
Texas (State of), Series 2021 A, Ref. GO Bonds	4.00%	10/01/2029	1,790	1,839,238
Texas (State of), Series 2021 A, Ref. GO Bonds	1.84%	10/01/2030	1,780	1,548,983
Texas (State of), Series 2021 A, Ref. GO Bonds	1.94%	10/01/2031	1,595	1,369,347
Texas (State of), Series 2021 B, Ref. GO Bonds	0.51%	10/01/2023	1,000	975,690
Texas (State of), Series 2021 B, Ref. GO Bonds	0.79%	10/01/2024	1,000	954,493
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2025	1,000	1,063,206
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2026	1,570	1,688,706
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2027	2,780	3,006,345
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2028	1,685	1,832,082
Texas (State of), Series 2021 B, Ref. GO Bonds	3.00%	10/01/2029	3,655	3,521,651
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas (State of), Series 2021 B, Ref. GO Bonds	1.84%	10/01/2030	$4,200	$3,654,904
Texas (State of), Series 2021 B, Ref. GO Bonds	1.94%	10/01/2031	1,000	858,525
Texas (State of), Series 2021 B, Ref. GO Bonds	2.04%	10/01/2032	1,570	1,329,725
Texas (State of), Series 2021 B, Ref. GO Bonds	2.14%	10/01/2033	1,000	837,162
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB	3.03%	08/15/2041	2,000	1,512,930
Texas (State of) Transportation Commission State Highway Fund, Series 2010 B, RB	5.03%	04/01/2026	2,000	2,073,092
Texas (State of) Transportation Commission State Highway Fund, Series 2010 B, RB	5.18%	04/01/2030	11,715	12,626,024
Texas A&M University, Series 2019 A, RB	4.20%	05/15/2048	2,500	2,421,833
Texas A&M University, Series 2019 B, Ref. RB	2.62%	05/15/2029	3,000	2,824,241
Texas A&M University, Series 2021 B, RB	2.81%	05/15/2041	1,000	807,244
Uptown Development Authority, Series 2021 B, RB, (INS - AGM)(a)	3.46%	09/01/2040	1,160	961,440
Waco Educational Finance Corp. (Baylor University), Series 2020, Ref. RB	2.84%	03/01/2040	5,000	3,902,829
				179,901,702
Utah-0.93%
Salt Lake (County of), UT Municipal Building Authority, Series 2009, RB	5.82%	12/01/2029	500	568,270
Utah (State of), Series 2009 D, GO Bonds	4.55%	07/01/2024	420	428,468
Utah (State of), Series 2010 B, GO Bonds	3.54%	07/01/2025	2,355	2,381,342
Utah (State of) Transit Authority, Series 2009 B, RB	5.94%	06/15/2039	1,815	2,111,970
Utah (State of) Transit Authority (Green Bonds), Series 2021, Ref. RB	1.72%	12/15/2027	4,000	3,643,143
Utah (State of) Transit Authority (Green Bonds), Series 2021, Ref. RB	1.82%	12/15/2028	4,000	3,589,066
Utah (State of) Transit Authority (Green Bonds), Series 2021, Ref. RB	1.94%	12/15/2029	5,000	4,425,452
				17,147,711
Virgin Islands-0.36%
Virgin Islands (Government of) Water & Power Authority, Series 2010, RB, (INS - AGM)(a)	6.85%	07/01/2035	5,795	6,675,224
Virginia-0.08%
Virginia (Commonwealth of) Transportation Board, Series 2010, RB	4.70%	05/15/2024	1,395	1,439,850
Washington-2.62%
Benton (County of), WA Public Utility District No. 1, Series 2010, RB	6.55%	11/01/2030	750	891,933
Central Puget Sound Regional Transit Authority, Series 2009 S-2T, RB	5.49%	11/01/2039	1,855	2,144,005
Cowlitz (County of), WA Public Utility District No. 1, Series 2010, RB	6.88%	09/01/2032	6,500	7,861,875
Douglas (County of), WA Public Utility District No. 1, Series 2010 1-B, RB	5.25%	09/01/2030	1,830	1,951,947
Grant (County of), WA Public Utility District No. 2, Series 2010, Ref. RB	5.73%	01/01/2030	2,500	2,759,435
Grant (County of), WA Public Utility District No. 2, Series 2010, Ref. RB	5.83%	01/01/2040	2,750	3,062,384
King (County of), WA, Series 2020 B, Ref. RB	1.30%	01/01/2028	15,990	14,342,797
King (County of), WA, Series 2020 B, Ref. RB	1.46%	01/01/2029	5,915	5,221,199
Seattle (Port of), WA, Series 2017, Ref. RB	3.76%	05/01/2036	500	467,938
Tacoma (City of), WA, Series 2010 B, RB	5.37%	12/01/2030	1,000	1,108,356
Tacoma (City of), WA, Series 2010 B, RB, (INS - AGM)(a)	5.79%	01/01/2032	2,570	2,910,276
University of Washington, Series 2021 B, Ref. RB	2.62%	04/01/2042	2,000	1,519,024
Washington (State of), Series 2010, GO Bonds	5.09%	08/01/2033	2,000	2,148,610
Washington (State of) Biomedical Research Facilities 3, Series 2010 B, RB	6.42%	07/01/2030	1,435	1,621,935
				48,011,714
Wisconsin-1.22%
Wisconsin (State of), Series 2017 A, Ref. RB	3.95%	05/01/2036	3,000	2,977,274
Wisconsin (State of), Series 2019 1, Ref. GO Bonds	2.38%	05/01/2030	7,500	6,880,453
Wisconsin (State of), Series 2020 2, Ref. GO Bonds	1.88%	05/01/2025	2,500	2,414,900
Wisconsin (State of), Series 2020 2, Ref. GO Bonds	2.35%	05/01/2031	1,000	901,639
Wisconsin (State of), Series 2020 A, Ref. RB	2.50%	05/01/2032	2,000	1,748,408
Wisconsin (State of), Series 2021, Ref. GO Bonds	0.21%	05/01/2023	1,000	983,160
Wisconsin (State of), Series 2021, Ref. GO Bonds	0.36%	05/01/2024	1,000	954,324
Wisconsin (State of), Series 2021, Ref. GO Bonds	0.65%	05/01/2025	1,500	1,398,134
Wisconsin (State of), Series 2021, Ref. GO Bonds	0.80%	05/01/2026	1,000	910,179
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Center District, Series 2020 B, Ref. RB, (INS - AGM)(a)	4.17%	12/15/2050	$2,000	$1,744,087
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, RB, (INS - AGM)(a)	3.09%	06/01/2050	2,000	1,489,170
				22,401,728
Total Municipal Obligations (Cost $1,944,426,536)				1,771,826,623
U.S. Dollar Denominated Bonds & Notes-1.96%
California-0.62%
Claremont Mckenna College, Series 2019	3.38%	01/01/2050	7,500	6,196,402
Pepperdine University, Series 2020	3.30%	12/01/2059	5,000	3,819,440
University of Southern California, Series A	3.23%	10/01/2120	2,000	1,343,551
				11,359,393
Connecticut-0.18%
Wesleyan University, Series 2020	3.37%	07/01/2050	4,000	3,283,737
District of Columbia-0.13%
Association of American Medical Colleges, Series 2020	3.32%	10/01/2041	3,000	2,485,166
Maine-0.09%
President & Trustees of Colby College (The)	3.20%	07/01/2054	2,000	1,594,370
Massachusetts-0.18%
Whitehead Institute for Biomedical Research, Series 2020	3.28%	12/01/2050	4,000	3,231,325
Minnesota-0.11%
Mayo Clinic, Series 2016	4.13%	11/15/2052	2,000	1,966,692
New Hampshire-0.10%
Trustees of Dartmouth College	3.47%	06/01/2046	2,000	1,842,068
New York-0.40%
Montefiore Medical Center	2.90%	04/20/2032	1,000	976,656
Montefiore Obligated Group	3.79%	09/01/2050	7,000	6,435,931
				7,412,587
Texas-0.15%
Baylor Scott & White Holdings	3.97%	11/15/2046	3,000	2,820,485
Total U.S. Dollar Denominated Bonds & Notes (Cost $42,499,900)				35,995,823
			Shares
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(d)(e) (Cost $439,582)			439,582	439,582
TOTAL INVESTMENTS IN SECURITIES(f)-98.60% (Cost $1,987,366,018)				1,808,262,028
OTHER ASSETS LESS LIABILITIES-1.40%				25,616,901
NET ASSETS-100.00%				$1,833,878,929

See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
May 31, 2022
(Unaudited)
Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$14,885,688	$250,043,220	$(264,489,326)	$-	$-	$439,582	$14,064

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(f)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	7.20%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Treasury Collateral ETF (CLTL)
May 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-99.86%
U.S. Treasury Bills-61.98%(a)
0.26%–0.77%, 07/07/2022	$35,025,000	$34,999,373
0.09%–0.83%, 07/14/2022	58,988,000	58,928,762
0.73%–0.87%, 07/19/2022	17,440,000	17,420,541
0.43%–0.87%, 07/21/2022	24,830,000	24,801,112
0.77%–0.87%, 07/26/2022	17,440,000	17,417,752
0.46%–0.85%, 07/28/2022	20,824,000	20,796,469
0.83%–0.93%, 08/02/2022	17,440,000	17,412,212
0.59%–0.96%, 08/04/2022	25,552,000	25,508,013
0.88%–1.00%, 08/09/2022	17,440,000	17,405,754
0.62%–1.02%, 08/11/2022	22,414,000	22,368,616
0.94%–1.03%, 08/16/2022	18,849,000	18,807,059
1.02%, 08/18/2022	25,000,000	24,943,215
0.96%–1.06%, 08/23/2022	17,440,000	17,397,211
0.63%–1.07%, 08/25/2022	21,795,000	21,741,159
1.10%, 09/01/2022	25,000,000	24,928,650
0.11%–1.13%, 09/08/2022	5,014,000	4,998,366
1.15%, 09/15/2022	25,000,000	24,914,415
1.16%, 09/22/2022	25,000,000	24,907,861
1.27%, 09/29/2022	25,000,000	24,893,333
0.72%–1.52%, 12/29/2022	12,414,000	12,298,043
0.76%–1.60%, 01/26/2023	12,414,000	12,276,305
		469,164,221
	Principal Amount	Value
U.S. Treasury Notes-37.88%
1.75%, 07/15/2022	$21,078,000	$21,097,202
0.13% - 2.00%, 07/31/2022	74,557,000	74,594,612
1.50% - 1.63%, 08/15/2022	35,292,000	35,326,813
0.13% - 1.88%, 08/31/2022	63,096,000	63,085,102
1.50%, 09/15/2022	25,000,000	25,014,032
0.13% - 1.88%, 09/30/2022	61,294,000	61,290,438
2.00%, 11/30/2022	6,324,000	6,336,261
		286,744,460
Total U.S. Treasury Securities (Cost $756,426,812)		755,908,681
	Shares
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(b)(c) (Cost $101,746)	101,746	101,746
TOTAL INVESTMENTS IN SECURITIES-99.88% (Cost $756,528,558)		756,010,427
OTHER ASSETS LESS LIABILITIES-0.12%		934,748
NET ASSETS-100.00%		$756,945,175
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,660	$18,397,020	$(18,296,934)	$-	$-	$101,746	$51

(c)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Variable Rate Preferred ETF (VRP)
May 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-71.16%
Automobiles-0.78%
General Motors Financial Co., Inc.
Series A, 5.75%(b)(c)(d)	$8,335,000	$7,300,376
Series B, 6.50%(b)(c)(d)	4,165,000	3,839,589
Series C, 5.70%(c)(d)	4,198,000	3,940,872
		15,080,837
Banks-32.76%
BAC Capital Trust XIV, Series G, 4.00% (3 mo. USD LIBOR + 0.40%)(d)(e)	4,100,000	3,080,518
Bank of America Corp.
Series AA, 6.10%(c)(d)	15,855,000	15,933,591
Series DD, 6.30%(c)(d)	8,370,000	8,571,086
Series FF, 5.88%(c)(d)	19,541,000	18,612,802
Series JJ, 5.13%(c)(d)	8,325,000	8,091,112
Series MM, 4.30%(c)(d)	9,175,000	8,337,810
Series RR, 4.38%(c)(d)	14,600,000	12,883,532
Series TT, 6.13%(c)(d)	16,660,000	16,889,075
Series U, 5.20%(b)(c)(d)	8,291,000	8,050,415
Series X, 6.25%(c)(d)	16,665,000	16,665,000
Bank of Montreal (Canada), 4.80%(c)(d)	4,200,000	4,007,493
Bank of Nova Scotia (The) (Canada)
4.65%(c)(d)	10,450,000	9,655,521
4.90%(c)(d)	10,400,000	10,136,946
Citigroup, Inc.
3.88%(c)(d)	19,130,000	17,125,176
5.90%(c)(d)	6,250,000	6,237,342
Series A, 5.95%(c)(d)	12,510,000	12,470,345
Series D, 5.35%(b)(c)(d)	10,415,000	10,128,587
Series M, 6.30%(c)(d)	14,560,000	14,054,040
Series P, 5.95%(b)(c)(d)	16,662,000	16,375,414
Series V, 4.70%(c)(d)	12,500,000	11,167,125
Series Y, 4.15%(c)(d)	8,320,000	7,360,607
Citizens Financial Group, Inc., Series F, 5.65%(b)(c)(d)	3,330,000	3,330,000
Comerica, Inc., 5.63%(c)(d)	3,357,000	3,399,112
Fifth Third Bancorp
Series H, 5.10%(b)(c)(d)	5,075,000	4,813,406
Series L, 4.50%(c)(d)	2,890,000	2,769,932
Huntington Bancshares, Inc.
Series E, 5.70%(c)(d)	4,229,000	3,918,484
Series F, 5.63%(c)(d)	4,205,000	4,078,590
Series G, 4.45%(b)(c)(d)	4,235,000	3,904,313
JPMorgan Chase & Co.
Series CC, 4.63%(b)(c)(d)	10,475,000	9,698,485
Series FF, 5.00%(c)(d)	18,706,000	17,381,148
Series HH, 4.60%(c)(d)	25,000,000	22,471,366
Series II, 4.00%(b)(c)(d)	12,500,000	10,907,031
Series KK, 3.65%(c)(d)	16,700,000	14,800,375
Series Q, 5.15%(c)(d)	12,470,000	12,115,377
Series R, 6.00%(c)(d)	12,515,000	12,287,719
Series S, 6.75%(c)(d)	16,680,000	17,158,299
Series U, 6.13%(c)(d)	8,353,000	8,265,795
Series V, 4.29% (3 mo. USD LIBOR + 3.32%)(d)(e)	20,794,000	20,150,583
Series W, 2.41% (3 mo. USD LIBOR + 1.00%), 05/15/2047(e)	3,794,000	2,950,594
Series X, 6.10%(c)(d)	13,334,000	13,137,719
KeyCorp, Series D, 5.00%(c)(d)	4,465,000	4,089,957
	Principal Amount	Value
Banks-(continued)
M&T Bank Corp.
3.50%(c)(d)	$4,250,000	$3,500,937
Series E, 6.45%(c)(d)	2,917,000	2,921,573
Series F, 5.13%(b)(c)(d)	4,220,000	3,936,567
Series G, 5.00%(b)(c)(d)	3,375,000	3,245,409
PNC Financial Services Group, Inc. (The)
Series O, 4.96% (3 mo. USD LIBOR + 3.68%)(d)(e)	8,345,000	8,305,595
Series R, 4.85%(b)(c)(d)	4,145,000	3,982,818
Series S, 5.00%(c)(d)	4,350,000	4,130,940
Series T, 3.40%(c)(d)	12,580,000	10,535,361
Series U, 6.00%(c)(d)	8,400,000	8,452,500
Regions Financial Corp., Series D, 5.75%(b)(c)(d)	2,931,000	2,942,420
SVB Financial Group
4.10%(c)(d)	6,250,000	4,779,375
Series C, 4.00%(c)(d)	8,450,000	6,897,312
Series D, 4.25%(c)(d)	8,350,000	6,620,757
Series E, 4.70%(c)(d)	5,000,000	4,118,474
Truist Financial Corp.
Series A, 2.08% (3 mo. USD LIBOR + 0.67%), 05/15/2027(e)	2,927,000	2,783,672
Series L, 5.05%(c)(d)	6,325,000	5,775,035
Series M, 5.13%(c)(d)	4,180,000	3,730,825
Series N, 4.80%(c)(d)	14,200,000	13,440,726
Series P, 4.95%(c)(d)	8,300,000	8,298,340
Series Q, 5.10%(c)(d)	8,366,000	8,112,612
U.S. Bancorp
3.70%(c)(d)	12,600,000	10,481,306
Series J, 5.30%(c)(d)	8,380,000	7,753,211
United Overseas Bank Ltd. (Singapore), 3.88%(c)(d)(f)	5,400,000	5,397,948
USB Capital IX, 3.50% (3 mo. USD LIBOR + 1.02%)(d)(e)	5,730,000	4,075,065
Wells Fargo & Co.
Series BB, 3.90%(c)(d)	29,185,000	26,882,054
Series S, 5.90%(c)(d)	16,723,000	16,222,120
Series U, 5.88%(c)(d)	16,746,000	16,704,135
		631,488,909
Capital Markets-7.07%
Bank of New York Mellon Corp. (The)
Series D, 4.50%(b)(c)(d)	4,145,000	3,845,740
Series F, 4.63%(c)(d)	8,386,000	7,666,546
Series H, 3.70%(c)(d)	4,945,000	4,446,088
Series I, 3.75%(c)(d)	10,900,000	9,504,909
Charles Schwab Corp. (The)
5.00%(c)(d)	6,300,000	5,907,833
6.11% (3 mo. USD LIBOR + 4.82%)(b)(d)(e)	3,355,000	3,369,182
Series E, 4.90% (3 mo. USD LIBOR + 3.32%)(b)(d)(e)	5,010,000	4,921,795
Series F, 5.00%(b)(c)(d)	4,190,000	3,592,925
Series G, 5.38%(c)(d)	20,825,000	21,139,387
Series I, 4.00%(c)(d)	18,800,000	17,029,569
Goldman Sachs Capital II, 4.00% (3 mo. USD LIBOR + 0.77%)(b)(d)(e)	6,432,000	4,727,520
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Capital Markets-(continued)
Goldman Sachs Group, Inc. (The)
Series O, 5.30%(c)(d)	$5,405,000	$5,221,908
Series Q, 5.50%(b)(c)(d)	4,184,000	4,169,235
Series R, 4.95%(c)(d)	5,000,000	4,706,981
Series S, 4.40%(b)(c)(d)	2,900,000	2,617,424
Series T, 3.80%(c)(d)	5,600,000	4,747,539
Series U, 3.65%(c)(d)	6,200,000	5,266,156
Series V, 4.13%(c)(d)	6,200,000	5,432,750
Mellon Capital IV, Series 1, 4.00% (3 mo. USD LIBOR + 0.57%)(b)(d)(e)	4,155,000	3,172,152
Morgan Stanley, Series M, 5.88%(b)(c)(d)	3,316,000	3,305,612
Northern Trust Corp., Series D, 4.60%(b)(c)(d)	4,245,000	3,967,406
State Street Corp.
1.83% (3 mo. USD LIBOR + 1.00%), 06/15/2047(e)	4,293,000	3,528,973
Series H, 5.63%(b)(c)(d)	4,240,000	4,049,200
		136,336,830
Consumer Finance-2.24%
Ally Financial, Inc.
Series B, 4.70%(c)(d)	11,340,000	9,599,318
Series C, 4.70%(c)(d)	8,420,000	6,745,866
American Express Co., 3.55%(c)(d)	13,350,000	11,386,709
Capital One Financial Corp., Series M, 3.95%(b)(c)(d)	8,292,000	7,106,161
Discover Financial Services
Series C, 5.50%(c)(d)	4,780,000	4,005,640
Series D, 6.13%(c)(d)	4,245,000	4,277,592
		43,121,286
Diversified Financial Services-0.76%
National Rural Utilities Cooperative Finance Corp.
4.75%, 04/30/2043(c)	3,414,000	3,227,715
5.25%, 04/20/2046(c)	2,978,000	2,832,228
Voya Financial, Inc.
4.70%, 01/23/2048(c)	3,000,000	2,558,738
5.65%, 05/15/2053(c)	6,250,000	6,077,786
		14,696,467
Electric Utilities-4.23%
American Electric Power Co., Inc., 3.88%, 02/15/2062(c)	6,300,000	5,425,094
Duke Energy Corp.
3.25%, 01/15/2082(c)	4,200,000	3,397,380
4.88%(c)(d)	8,365,000	7,966,086
Edison International
Series A, 5.38%(c)(d)	10,450,000	9,258,700
Series B, 5.00%(c)(d)	6,300,000	5,433,866
Emera, Inc. (Canada), Series 16-A, 6.75%, 06/15/2076(c)	10,032,000	9,968,431
NextEra Energy Capital Holdings, Inc.
4.80%, 12/01/2077(c)	4,645,000	4,107,456
5.65%, 05/01/2079(c)	4,250,000	3,974,069
3.80%, 03/15/2082(c)	5,055,000	4,138,371
PPL Capital Funding, Inc., Series A, 3.66% (3 mo. USD LIBOR + 2.67%), 03/30/2067(e)	4,102,000	3,332,875
Southern California Edison Co., Series E, 5.49% (3 mo. USD LIBOR + 4.20%)(d)(e)	2,900,000	2,769,796
	Principal Amount	Value
Electric Utilities-(continued)
Southern Co. (The)
Series 21-A, 3.75%, 09/15/2051(c)	$8,350,000	$7,469,618
Series B, 4.00%, 01/15/2051(c)	10,494,000	9,692,049
Series B, 4.46% (3 mo. USD LIBOR + 3.63%), 03/15/2057(e)	4,646,000	4,548,598
		81,482,389
Industrial Conglomerates-2.24%
General Electric Co., Series D, 4.16% (3 mo. USD LIBOR + 3.33%)(d)(e)	47,414,000	43,182,300
Insurance-6.09%
Aegon N.V. (Netherlands), 5.50%, 04/11/2048(c)	6,690,000	6,704,828
Allstate Corp. (The)
6.50%, 05/15/2057(c)	4,200,000	4,567,500
Series B, 5.75%, 08/15/2053(c)	6,719,000	6,290,631
American International Group, Inc., Series A-9, 5.75%, 04/01/2048(c)	6,254,000	5,972,570
Assurant, Inc., 7.00%, 03/27/2048(c)	3,400,000	3,401,554
Lincoln National Corp.
3.80% (3 mo. USD LIBOR + 2.36%), 05/17/2066(e)	4,780,000	3,725,482
3.10% (3 mo. USD LIBOR + 2.04%), 04/20/2067(e)	3,710,000	2,782,656
Markel Corp., 6.00%(c)(d)	5,000,000	5,034,825
MetLife, Inc., Series D, 5.88%(c)(d)	4,190,000	4,005,844
Nationwide Financial Services, Inc., 6.75%, 05/15/2037	3,408,000	3,536,094
PartnerRe Finance B LLC, 4.50%, 10/01/2050(c)	4,195,000	3,748,736
Principal Financial Group, Inc., 4.46% (3 mo. USD LIBOR + 3.04%), 05/15/2055(e)	3,368,000	3,122,733
Progressive Corp. (The), Series B, 5.38%(c)(d)	4,190,000	3,938,374
Prudential Financial, Inc.
5.88%, 09/15/2042(c)	8,397,000	8,373,192
5.63%, 06/15/2043(c)	12,503,000	12,427,734
5.20%, 03/15/2044(c)	4,210,000	4,124,474
5.38%, 05/15/2045(c)	8,397,000	8,205,667
4.50%, 09/15/2047(b)(c)	6,225,000	5,724,744
5.70%, 09/15/2048(b)(c)	8,387,000	8,346,741
3.70%, 10/01/2050(c)	6,648,000	5,721,751
5.13%, 03/01/2052(c)	8,000,000	7,700,040
		117,456,170
Machinery-0.30%
Stanley Black & Decker, Inc., 4.00%, 03/15/2060(c)	6,340,000	5,866,466
Media-0.69%
Paramount Global
6.25%, 02/28/2057(c)	5,526,000	5,207,011
6.38%, 03/30/2062(c)	8,400,000	7,999,124
		13,206,135
Multi-Utilities-2.64%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(c)	6,300,000	5,559,529
CMS Energy Corp.
4.75%, 06/01/2050(c)	4,175,000	3,912,374
3.75%, 12/01/2050(c)	3,350,000	2,705,695

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Multi-Utilities-(continued)
Dominion Energy, Inc.
Series A, 5.75%, 10/01/2054(c)	$5,771,000	$5,611,397
Series B, 4.65%(c)(d)	6,715,000	6,276,510
Series C, 4.35%(c)(d)	6,345,000	5,680,678
NiSource, Inc., 5.65%(c)(d)	3,300,000	3,135,000
Sempra Energy
4.13%, 04/01/2052(c)	8,400,000	7,330,787
4.88%(c)(d)	7,600,000	7,354,592
WEC Energy Group, Inc., 3.52% (3 mo. USD LIBOR + 2.11%), 05/15/2067(e)	4,206,000	3,319,586
		50,886,148
Oil, Gas & Consumable Fuels-9.28%
BP Capital Markets PLC (United Kingdom)
4.38%(c)(d)	20,844,000	20,356,634
4.88%(c)(d)	20,800,000	19,514,886
DCP Midstream L.P., Series A, 7.38%(c)(d)	4,200,000	3,886,304
Enbridge, Inc. (Canada)
5.50%, 07/15/2077(c)	8,390,000	7,570,785
6.25%, 03/01/2078(c)	7,168,000	6,928,912
Series 16-A, 6.00%, 01/15/2077(c)	6,300,000	6,137,920
Series 20-A, Conv., 5.75%, 07/15/2080(c)	8,362,000	7,961,876
Energy Transfer L.P.
4.30% (3 mo. USD LIBOR + 3.02%), 11/01/2066(e)	4,536,000	3,464,187
Series A, 6.25%(c)(d)	7,978,000	6,422,290
Series B, 6.63%(c)(d)	4,600,000	3,737,500
Series F, 6.75%(c)(d)	4,200,000	3,730,650
Series G, 7.13%(c)(d)	9,125,000	8,229,746
Series H, 6.50%(c)(d)	7,500,000	7,020,969
EnLink Midstream Partners L.P., Series C, 6.00%(c)(d)	3,400,000	2,410,872
Enterprise Products Operating LLC
5.38%, 02/15/2078(c)	5,901,000	5,042,021
Series D, 4.88%, 08/16/2077(c)	5,885,000	4,942,421
Series E, 5.25%, 08/16/2077(c)	8,389,000	7,288,001
Plains All American Pipeline L.P., Series B, 6.13%(c)(d)	6,678,000	5,283,068
TransCanada PipeLines Ltd. (Canada), 3.62% (3 mo. USD LIBOR + 2.21%), 05/15/2067(b)(e)	8,358,000	6,531,944
Transcanada Trust (Canada)
5.63%, 05/20/2075(c)	6,271,000	6,069,296
5.30%, 03/15/2077(c)	12,505,000	11,600,889
5.50%, 09/15/2079(c)	9,175,000	8,656,593
5.60%, 03/07/2082(c)	6,750,000	6,446,250
Series 16-A, 5.88%, 08/15/2076(c)	9,987,000	9,635,219
		178,869,233
Trading Companies & Distributors-0.30%
AerCap Holdings N.V. (Ireland), 5.88%, 10/10/2079(b)(c)	6,193,000	5,814,174
	Principal Amount	Value
Wireless Telecommunication Services-1.78%
Vodafone Group PLC (United Kingdom)
7.00%, 04/04/2079(c)	$16,620,000	$17,442,524
3.25%, 06/04/2081(b)(c)	4,150,000	3,687,535
4.13%, 06/04/2081(c)	8,415,000	6,962,363
5.13%, 06/04/2081(c)	8,000,000	6,226,010
		34,318,432
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,505,541,856)		1,371,805,776
	Shares
Preferred Stocks-27.95%
Banks-10.08%
Bank of America Corp.
Series 2, Pfd., 3.00% (3 mo. USD LIBOR + 0.65%)(b)(e)	99,664	1,803,918
Series 4, Pfd., 4.00% (3 mo. USD LIBOR + 0.75%)(b)(e)	70,085	1,405,204
Series 5, Pfd., 4.00% (3 mo. USD LIBOR + 0.50%)(e)	140,537	2,841,658
Series E, Pfd., 4.00% (3 mo. USD LIBOR + 0.35%)(b)(e)	105,740	2,170,842
Series K, Pfd., 6.45%(b)(c)	349,969	8,924,209
Series Z, Pfd., 6.50%(b)(c)	11,663,000	11,864,093
Citigroup, Inc.
Series W, Pfd., 4.00%(c)	12,550,000	11,352,222
Series U, Pfd., 5.00%(c)	12,525,000	11,552,492
Series T, Pfd., 6.25%(c)	12,507,000	12,581,487
Series K, Pfd., 6.88%(b)(c)	498,286	12,915,573
Series J, Pfd., 7.13%(b)(c)	316,635	8,318,001
Citizens Financial Group, Inc., Series D, Pfd., 6.35%(c)	102,751	2,630,426
ConnectOne Bancorp, Inc., Series A, Pfd., 5.25%(b)(c)	39,217	867,480
F.N.B. Corp., Pfd., 7.25%(c)	38,950	1,015,426
Fifth Third Bancorp, Series I, Pfd., 6.63%(b)(c)	152,555	3,996,941
First Horizon Corp., Series D, Pfd., 6.10%(c)	33,884	858,621
JPMorgan Chase & Co., Series I, Pfd., 4.71% (3 mo. USD LIBOR + 3.47%)(e)	24,441,000	24,007,334
KeyCorp, Series E, Pfd., 6.13%(c)	166,651	4,349,591
M&T Bank Corp., Series H, Pfd., 5.63%(c)	86,344	2,177,596
PNC Financial Services Group, Inc. (The), Series P, Pfd., 5.35% (3 mo. USD LIBOR + 4.07%)(b)(e)	499,953	12,513,824
Regions Financial Corp.
Series C, Pfd., 5.70%(c)	166,651	4,037,954
Series B, Pfd., 6.38%(b)(c)	166,651	4,312,928
Synovus Financial Corp.
Series E, Pfd., 5.88%(c)	119,359	3,041,267
Series D, Pfd., 6.30%(b)(c)	67,321	1,707,934
Truist Financial Corp., Series I, Pfd., 4.00% (3 mo. USD LIBOR + 0.53%)(b)(e)	58,066	1,196,160
U.S. Bancorp
Series A, Pfd., 3.50% (3 mo. USD LIBOR + 1.02%)(b)(e)	4,784	3,698,654
Series B, Pfd., 3.50% (3 mo. USD LIBOR + 0.60%)(b)(e)	333,302	6,812,693
Valley National Bancorp
Series B, Pfd., 5.50%(c)	34,593	796,331
Series A, Pfd., 6.25%(c)	39,273	1,010,101

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Banks-(continued)
Wells Fargo & Co.
Series Q, Pfd., 5.85%(b)(c)	574,935	$13,625,959
Series R, Pfd., 6.63%(b)(c)	279,967	7,231,548
WesBanco, Inc., Series A, Pfd., 6.75%(c)	50,743	1,368,539
Western Alliance Bancorporation, Series A, Pfd., 4.25%(c)	102,062	2,337,220
Wintrust Financial Corp.
Series D, Pfd., 6.50%(b)(c)	44,895	1,144,373
Series E, Pfd., 6.88%(c)	98,687	2,653,693
Zions Bancorporation N.A., Series G, Pfd., 6.30%(b)(c)	46,119	1,193,560
		194,315,852
Capital Markets-6.02%
Bank of New York Mellon Corp. (The), Series G, Pfd., 4.70%(c)	8,315,000	8,318,908
Charles Schwab Corp. (The), Series H, Pfd., 4.00%(c)	20,895,000	16,672,286
Goldman Sachs Group, Inc. (The)
Series A, Pfd., 3.75% (3 mo. USD LIBOR + 0.75%)(b)(e)	253,518	4,880,222
Series C, Pfd., 4.00% (3 mo. USD LIBOR + 0.75%)(b)(e)	68,439	1,299,657
Series D, Pfd., 4.00% (3 mo. USD LIBOR + 0.67%)(b)(e)	449,943	8,589,412
Series P, Pfd., 5.00%(b)(c)	12,535,000	11,673,417
Series J, Pfd., 5.50%(c)	333,302	8,049,243
Series K, Pfd., 6.38%(c)	236,631	6,145,307
Morgan Stanley
Series A, Pfd., 4.00% (3 mo. USD LIBOR + 0.70%)(b)(e)	369,650	7,625,879
Series K, Pfd., 5.85%(b)(c)	333,302	8,599,192
Series I, Pfd., 6.38%(b)(c)	333,302	8,702,515
Series F, Pfd., 6.88%(c)	283,301	7,467,814
Series E, Pfd., 7.13%(b)(c)	287,467	7,655,246
State Street Corp.
Series G, Pfd., 5.35%(b)(c)	166,651	4,237,935
Series D, Pfd., 5.90%(b)(c)	249,967	6,194,182
		116,111,215
Diversified Financial Services-1.40%
Citigroup Capital XIII, Pfd., 7.61% (3 mo. USD LIBOR + 6.37%)(b)(e)	748,594	20,324,327
Equitable Holdings, Inc., Series B, Pfd., 4.95%(c)	4,250,000	4,132,412
Voya Financial, Inc., Series B, Pfd., 5.35%(b)(c)	102,807	2,480,733
		26,937,472
Electric Utilities-0.36%
SCE Trust III, Series H, Pfd., 5.75%(c)	93,389	2,175,964
SCE Trust IV, Series J, Pfd., 5.38%(c)	110,206	2,394,776
SCE Trust V, Series K, Pfd., 5.45%(c)	101,788	2,442,912
		7,013,652
Food Products-0.42%
CHS, Inc.
Series 3, Pfd., 6.75%(b)(c)	164,151	4,318,813
Series 2, Pfd., 7.10%(b)(c)	143,273	3,760,916
		8,079,729
Insurance-2.71%
Allstate Corp. (The), Pfd., 5.10%(b)(c)	170,020	4,296,405
	Shares	Value
Insurance-(continued)
American Equity Investment Life Holding Co.
Series A, Pfd., 5.95%(c)	136,351	$3,384,232
Series B, Pfd., 6.63%(c)	101,788	2,614,934
Argo Group International Holdings Ltd., Pfd., 7.00%(b)(c)	50,001	1,260,525
Aspen Insurance Holdings Ltd., Pfd., 5.95% (Bermuda)(b)(c)	93,389	2,333,791
Athene Holding Ltd.
Series A, Pfd., 6.35%(c)	287,467	7,528,761
Series C, Pfd., 6.38%(b)(c)	199,985	5,179,611
Enstar Group Ltd., Series D, Pfd., 7.00%(c)	136,903	3,460,908
Kemper Corp., Pfd., 5.88%(c)	51,253	1,269,537
MetLife, Inc.
Series G, Pfd., 3.85%(c)	8,345,000	7,764,997
Series A, Pfd., 4.00% (3 mo. USD LIBOR + 1.00%)(b)(e)	199,985	4,387,671
Reinsurance Group of America, Inc.
Pfd., 5.75%(c)	136,985	3,569,829
Pfd., 6.20%(b)(c)	136,727	3,427,746
SiriusPoint Ltd., Series B, Pfd., 8.00% (Bermuda)(b)(c)	68,062	1,786,627
		52,265,574
Mortgage REITs-3.26%
ACRES Commercial Realty Corp., Pfd., 8.63%(b)(c)	42,701	1,020,554
AGNC Investment Corp.
Series F, Pfd., 6.13%(c)	191,651	4,292,982
Series E, Pfd., 6.50%(c)	134,150	3,159,232
Series D, Pfd., 6.88%(b)(c)	78,335	1,859,673
Series C, Pfd., 7.00%(b)(c)	108,316	2,677,572
Annaly Capital Management, Inc.
Series G, Pfd., 6.50%(b)(c)	144,570	3,368,481
Series I, Pfd., 6.75%(b)(c)	151,362	3,656,906
Series F, Pfd., 6.95%(b)(c)	243,934	5,964,186
Arbor Realty Trust, Inc., Series F, Pfd., 6.25%(b)(c)	94,285	2,039,385
Chimera Investment Corp.
Series C, Pfd., 7.75%(c)	88,341	1,942,619
Series B, Pfd., 8.00%(b)(c)	110,856	2,611,767
Series D, Pfd., 8.00%(b)(c)	67,321	1,547,037
Dynex Capital, Inc., Series C, Pfd., 6.90%(b)(c)	40,231	984,050
Ellington Financial, Inc.
Series B, Pfd., 6.25%(b)(c)	40,573	897,880
Pfd., 6.75%(b)(c)	41,184	961,235
Granite Point Mortgage Trust, Inc., Series A, Pfd., 7.00% (SOFR + 5.83%)(b)(e)	65,576	1,471,525
MFA Financial, Inc., Series C, Pfd., 6.50%(b)(c)	93,389	2,016,269
New Residential Investment Corp.
Series C, Pfd., 6.38%(b)(c)	137,688	2,969,930
Series D, Pfd., 7.00%(b)(c)	157,058	3,750,545
Series B, Pfd., 7.13%(c)	94,922	2,261,991
Series A, Pfd., 7.50%(b)(c)	55,671	1,382,311
New York Mortgage Trust, Inc.
Series F, Pfd., 6.88%(b)(c)	42,693	981,939
Series E, Pfd., 7.88%(b)(c)	62,500	1,431,250
Series D, Pfd., 8.00%(b)(c)	52,599	1,202,939
PennyMac Mortgage Investment Trust
Series B, Pfd., 8.00%(b)(c)	65,642	1,640,394
Series A, Pfd., 8.13%(b)(c)	41,321	1,049,553

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Mortgage REITs-(continued)
Two Harbors Investment Corp.
Series C, Pfd., 7.25%(b)(c)	99,122	$2,222,315
Series B, Pfd., 7.63%(b)(c)	96,603	2,266,306
Series A, Pfd., 8.13%(b)(c)	47,908	1,158,895
		62,789,721
Multi-Utilities-0.82%
Algonquin Power & Utilities Corp.
Series 19-A, Pfd., 6.20% (Canada)(c)	116,650	3,002,571
Pfd., 6.88% (Canada)(b)(c)	96,603	2,503,950
CenterPoint Energy, Inc., Series A, Pfd., 6.13%(c)	6,742,000	5,988,662
NiSource, Inc., Series B, Pfd., 6.50%(c)	170,234	4,415,870
		15,911,053
Oil, Gas & Consumable Fuels-1.93%
Altera Infrastructure L.P., Series E, Pfd., 8.88% (United Kingdom)(c)	43,809	238,759
DCP Midstream L.P.
Series B, Pfd., 7.88%(c)	53,742	1,312,380
Series C, Pfd., 7.95%(c)	39,690	984,709
Enbridge, Inc., Series B, Pfd., 6.38% (Canada)(c)	199,985	5,037,622
Energy Transfer L.P.
Series C, Pfd., 7.38%(c)	152,179	3,300,762
Series E, Pfd., 7.60%(c)	266,634	6,481,872
Series D, Pfd., 7.63%(c)	152,116	3,576,247
GasLog Partners L.P., Series A, Pfd., 8.63% (Greece)(c)	48,426	1,249,391
NGL Energy Partners L.P., Series B, Pfd., 9.00%(c)	104,869	1,573,035
NuStar Energy L.P.
Series A, Pfd., 7.59% (3 mo. USD LIBOR + 6.77%)(e)	75,494	1,789,208
Series B, Pfd., 7.63%(c)	131,488	2,761,248
Series C, Pfd., 9.00%(c)	57,501	1,431,200
NuStar Logistics L.P., Pfd., 7.78% (3 mo. USD LIBOR + 6.73%)(e)	136,811	3,439,428
Seapeak LLC, Series B, Pfd., 8.50% (Bermuda)(c)	60,513	1,547,923
Tsakos Energy Navigation Ltd.
Series E, Pfd., 9.25% (Greece)(c)	41,254	1,001,647
Series F, Pfd., 9.50% (Greece)(c)	56,956	1,394,283
		37,119,714
Thrifts & Mortgage Finance-0.29%
Merchants Bancorp, Series B, Pfd., 6.00%(b)(c)	45,500	1,099,735
New York Community Bancorp, Inc., Series A, Pfd., 6.38%(b)(c)	171,651	4,495,540
		5,595,275
	Shares	Value
Trading Companies & Distributors-0.59%
Air Lease Corp., Series A, Pfd., 6.15%(c)	85,833	$2,025,659
Fortress Transportation and Infrastructure Investors LLC
Series B, Pfd., 8.00%(c)	41,808	999,211
Series A, Pfd., 8.25%(c)	37,126	938,174
Series C, Pfd., 8.25%(c)	35,994	932,245
Textainer Group Holdings Ltd., Pfd., 7.00% (China)(b)(c)	53,314	1,379,766
WESCO International, Inc., Series A, Pfd., 10.63%(c)	180,083	5,054,930
		11,329,985
Transportation Infrastructure-0.07%
Atlas Corp., Series I, Pfd., 8.00% (Canada)(b)(c)	50,001	1,305,026
Total Preferred Stocks (Cost $586,396,529)		538,774,268
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.11% (Cost $2,091,938,385)		1,910,580,044
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.92%
Invesco Private Government Fund, 0.74%(g)(h)(i)	45,821,643	45,821,643
Invesco Private Prime Fund, 0.87%(g)(h)(i)	106,906,476	106,917,169
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $152,731,021)		152,738,812
TOTAL INVESTMENTS IN SECURITIES-107.03% (Cost $2,244,669,406)		2,063,318,856
OTHER ASSETS LESS LIABILITIES-(7.03)%		(135,549,820)
NET ASSETS-100.00%		$1,927,769,036

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
May 31, 2022
(Unaudited)
Investment Abbreviations:
Conv.	-Convertible
LIBOR	-London Interbank Offered Rate
Pfd.	-Preferred
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2022.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2022.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2022 represented less than 1% of the Fund’s Net Assets.
(g)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$179,322,736	$(179,322,736)	$-	$-	$-	$7,057
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	26,043,680	154,546,255	(134,768,292)	-	-	45,821,643	52,635*
Invesco Private Prime Fund	61,032,838	275,308,471	(229,393,923)	7,790	(38,007)	106,917,169	155,884*
Total	$87,076,518	$609,177,462	$(543,484,951)	$7,790	$(38,007)	$152,738,812	$215,576

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco VRDO Tax-Free ETF (PVI)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.50%
California-20.18%
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 B, Ref. VRD RB, (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)	0.58%	04/01/2053	$1,500	$1,500,000
California (State of) Health Facilities Financing Authority (Dignity Health), Series 2011 B, VRD RB, (LOC - Bank of Montreal)(a)(b)	0.60%	03/01/2047	2,400	2,400,000
Los Angeles (City of), CA Department of Water & Power, Subseries 2001 B-7, Ref. VRD RB(a)	0.56%	07/01/2034	2,000	2,000,000
Modesto (City of), CA Public Financing Authority, Series 2008, Ref. VRD RB, (LOC - Bank of the West)(a)(b)	0.68%	09/01/2033	1,000	1,000,000
Riverside (City of), CA, Series 2008 A, Ref. VRD RB, (LOC - Barclays Bank PLC)(a)(b)	0.60%	10/01/2029	1,300	1,300,000
San Diego (County of), CA Regional Transportation Commission, Series 2008 B, VRD RB(a)	0.58%	04/01/2038	1,300	1,300,000
San Diego (County of), CA Regional Transportation Commission, Series 2008 C, VRD RB(a)	0.60%	04/01/2038	1,500	1,500,000
San Mateo (County of), CA Joint Powers Financing Authority (Public Safety), Series 2007 A, VRD RB, (LOC - Wells Fargo Bank, N.A.)(a)(b)	0.64%	04/01/2039	1,800	1,800,000
				12,800,000
Connecticut-1.89%
Connecticut (State of) Housing Finance Authority, Series 2020 E-3, Ref. VRD RB(a)	0.65%	11/15/2050	1,200	1,200,000
District of Columbia-3.86%
District of Columbia, Series 1998 A, VRD RB, (LOC - PNC Bank, N.A.)(a)(b)	0.67%	08/15/2038	1,150	1,150,000
District of Columbia (Georgetown University), Series 2007 B-2, Ref. VRD RB, (LOC - Bank of America, N.A.)(a)(b)	0.67%	04/01/2041	1,300	1,300,000
				2,450,000
Florida-4.73%
Florida Keys Aqueduct Authority, Series 2008, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	0.67%	09/01/2035	1,500	1,500,000
West Palm Beach (City of), FL, Series 2008 C, VRD RB, (INS - AGC)(a)(c)	0.78%	10/01/2038	1,500	1,500,000
				3,000,000
Illinois-3.78%
Illinois (State of) Finance Authority (Carle Foundation), Series 2021 C, VRD RB, (LOC - Barclays Bank PLC)(a)(b)	0.68%	08/15/2052	2,400	2,400,000
Indiana-3.79%
Indianapolis (City of), IN (Capital Place Apartments, Covington Square Apartments and the Woods at Oak Crossing), Series 2008, VRD RB, (LOC - Fannie Mae)(a)(b)	0.70%	05/15/2038	2,400	2,400,000
Louisiana-3.63%
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC), Series 2013 B, Ref. VRD RB, (LOC - JPMorgan Chase Bank N.A.)(a)(b)	0.70%	09/01/2033	2,000	2,000,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health), Series 2009 B2, Ref. VRD RB, (LOC - Bank of New York Mellon)(a)(b)	0.68%	07/01/2047	300	300,000
				2,300,000
Maryland-3.47%
Washington (State of) Suburban Sanitary Commission, Series 2015 A-2, VRD RB(a)	0.68%	06/01/2023	2,200	2,200,000
Massachusetts-0.47%
Massachusetts (State of) Bay Transportation Authority, Subseries 2018 A-2, Ref. VRD RB(a)	0.68%	07/01/2026	300	300,000
Minnesota-2.37%
Rochester (City of), MN (Mayo Clinic), Series 2008 B, VRD RB(a)	0.68%	11/15/2038	1,500	1,500,000
Missouri-4.10%
Kansas City (City of), MO (H Roe Bartle), Series 2008 F, Ref. VRD RB, (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)	0.68%	04/15/2025	300	300,000
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2008 C, VRD RB(a)	0.65%	05/15/2038	2,300	2,300,000
				2,600,000
Nevada-1.97%
Clark (County of), NV Department of Aviation, Series 2008 D-3, VRD RB, (LOC - Bank of America, N.A.)(a)(b)	0.68%	07/01/2029	1,250	1,250,000
New York-19.71%
Battery Park (City of), NY Authority, Series 2019 D-1, Ref. VRD RB(a)	0.65%	11/01/2038	1,800	1,800,000
See accompanying notes which are an integral part of this schedule.

Invesco VRDO Tax-Free ETF (PVI)—(continued)
May 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Build NYC Resource Corp. (The Asia Society Project), Series 2015, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	0.67%	04/01/2045	$2,300	$2,300,000
Geneva (City of), NY Industrial Development Agency, Series 2008, VRD RB, (LOC - JPMorgan Chase Bank N.A.)(a)(b)	0.70%	12/01/2037	2,400	2,400,000
Metropolitan Transportation Authority, Subseries 2013 G, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	0.66%	11/01/2026	2,000	2,000,000
New York (City of), NY, Series 2009 CC, VRD RB(a)	0.70%	06/15/2041	2,000	2,000,000
New York (City of), NY, Subseries 2016 A-5, VRD GO Bonds(a)	0.42%	08/01/2044	1,000	1,000,000
New York (State of) Housing Finance Agency (Flatbush Avenue Housing), Series 2010, VRD RB, (LOC - Helaba)(a)(b)	0.68%	11/01/2044	1,000	1,000,000
				12,500,000
North Carolina-3.94%
Charlotte (City of), NC, Series 2006 B, VRD RB(a)	0.65%	07/01/2036	100	100,000
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group), Series 2004 A, VRD RB(a)	0.70%	11/01/2034	2,400	2,400,000
				2,500,000
Ohio-1.97%
Franklin (County of), OH (OhioHealth Corp.), Series 2009 A, Ref. VRD RB(a)	0.68%	11/15/2041	1,250	1,250,000
Pennsylvania-3.78%
Emmaus (Borough of), PA General Authority, Series 1996, VRD RB, (INS - AGM)(a)(c)	0.78%	12/01/2028	2,400	2,400,000
Tennessee-1.49%
Sevier (County of), TN Public Building Authority, Series 2010 D-1, VRD RB, (LOC - Bank of America, N.A.)(a)(b)	0.70%	06/01/2026	945	945,000
Texas-12.05%
Austin (City of), TX, Series 2008, Ref. VRD RB, (LOC - Barclays Bank PLC)(a)(b)	0.70%	05/15/2031	1,630	1,630,000
Board of Regents of the University of Texas System, Series 2008 B, VRD RB(a)	0.63%	08/01/2025	500	500,000
Houston (City of), TX, Series 2012 A, Ref. VRD RB(a)	0.67%	05/15/2034	2,000	2,000,000
Pasadena Independent School District, Series 2005 B, VRD GO Bonds, (INS - AGM)(a)(c)	0.70%	02/01/2035	2,000	2,000,000
Texas (State of), Series 2015 B, VRD GO Bonds(a)	0.73%	06/01/2046	1,510	1,510,000
				7,640,000
Wisconsin-0.32%
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital), Series 2004, VRD RB, (LOC - JPMorgan Chase Bank N.A.)(a)(b)	0.70%	08/15/2034	200	200,000
TOTAL INVESTMENTS IN SECURITIES(d)-97.50% (Cost $61,835,000)				61,835,000
OTHER ASSETS LESS LIABILITIES-2.50%				1,586,915
NET ASSETS-100.00%				$63,421,915

See accompanying notes which are an integral part of this schedule.

Invesco VRDO Tax-Free ETF (PVI)—(continued)
May 31, 2022
(Unaudited)
Investment Abbreviations:
AGC	-Assured Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
GO	-General Obligation
INS	-Insurer
LOC	-Letter of Credit
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand

Notes to Schedule of Investments:
(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2022.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
TD Bank, N.A.	9.38%
Barclays Bank PLC	8.62%
JPMorgan Chase Bank, N.A.	7.44%
Assured Guaranty Municipal Corp.	7.12%
Bank of America, N.A.	5.65%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2022, for each Fund, (except for California AMT-Free Municipal Bond ETF, National AMT-Free Municipal Bond ETF, New York AMT-Free Municipal Bond ETF, and VRDO Tax-Free ETF). As of May 31, 2022, all of the securities in California AMT-Free Municipal Bond ETF, National AMT-Free Municipal Bond ETF, New York AMT-Free Municipal Bond ETF, and VRDO Tax-Free ETF were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco 1-30 Laddered Treasury ETF
Investments in Securities
U.S. Treasury Securities	$-	$477,372,467	$-	$477,372,467
Money Market Funds	72,484	4,277,880	-	4,350,364
Total Investments	$72,484	$481,650,347	$-	$481,722,831
Invesco CEF Income Composite ETF
Investments in Securities
Closed-End Funds	$765,836,037	$-	$-	$765,836,037
Money Market Funds	-	20,187,914	-	20,187,914
Total Investments	$765,836,037	$20,187,914	$-	$786,023,951
Invesco Fundamental High Yield® Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$826,134,956	$-	$826,134,956
Money Market Funds	2,910,752	267,863,472	-	270,774,224
Total Investments	$2,910,752	$1,093,998,428	$-	$1,096,909,180
Invesco Fundamental Investment Grade Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$36,885,323	$-	$36,885,323
Money Market Funds	112,539	5,081,424	-	5,193,963
Total Investments	$112,539	$41,966,747	$-	$42,079,286
Invesco Preferred ETF
Investments in Securities
Preferred Stocks	$5,721,301,104	$-	$-	$5,721,301,104
Money Market Funds	-	254,876,012	-	254,876,012
Total Investments	$5,721,301,104	$254,876,012	$-	$5,976,177,116

	Level 1	Level 2	Level 3	Total
Invesco Taxable Municipal Bond ETF
Investments in Securities
Municipal Obligations	$-	$1,771,826,623	$-	$1,771,826,623
U.S. Dollar Denominated Bonds & Notes	-	35,995,823	-	35,995,823
Money Market Funds	439,582	-	-	439,582
Total Investments	$439,582	$1,807,822,446	$-	$1,808,262,028
Invesco Treasury Collateral ETF
Investments in Securities
U.S. Treasury Securities	$-	$755,908,681	$-	$755,908,681
Money Market Funds	101,746	-	-	101,746
Total Investments	$101,746	$755,908,681	$-	$756,010,427
Invesco Variable Rate Preferred ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,371,805,776	$-	$1,371,805,776
Preferred Stocks	412,865,958	125,908,310	-	538,774,268
Money Market Funds	-	152,738,812	-	152,738,812
Total Investments	$412,865,958	$1,650,452,898	$-	$2,063,318,856